UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980

MORGAN STANLEY INSTITUTIONAL FUNDS TRUST
(Exact name of registrant as specified in charter)

522 Fifth Avenue NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 522 Fifth Avenue NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	9/30

Date of reporting period:	6/30/08

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close or the reporting period pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Consumer Discretionary (15.4%)
Comcast Corp., Class A	(c)382,300	$7,252
Home Depot, Inc.	46,400	1,087
J.C. Penney Co., Inc.	37,300	1,354
Liberty Media Corp. - Entertainment, Class A	(a)106,100	2,571
Liberty Media Corp. - Interactive, Class A	(a)138,200	2,040
Lowe’s Cos., Inc.	61,200	1,270
Macy’s, Inc.	(c)61,700	1,198
News Corp., Inc., Class B	(c)163,000	2,502
Time Warner, Inc.	427,800	6,331
Viacom, Inc., Class B	(a)204,250	6,238
		31,843
Consumer Staples (20.0%)
Altria Group, Inc.	64,100	1,318
Cadbury plc ADR	98,892	4,976
Coca-Cola Co. (The)	76,800	3,992
CVS Caremark Corp.	60,100	2,378
Dr. Pepper Snapple Group, Inc.	(a)64,344	1,350
Kimberly-Clark Corp.	52,400	3,132
Kraft Foods, Inc., Class A	182,250	5,185
Philip Morris International Ltd.	59,400	2,934
Procter & Gamble Co.	23,100	1,405
Sara Lee Corp.	60,800	745
Unilever N.V. (NY Shares)	182,200	5,174
Wal-Mart Stores, Inc.	155,400	8,734
		41,323
Financials (23.6%)
Aflac, Inc.	13,400	842
American International Group, Inc.	54,700	1,447
Bank of America Corp.	219,400	5,237
Bank of New York Mellon Corp. (The)	103,546	3,917
Barclays plc ADR	10,800	250
Berkshire Hathaway, Inc., Class B	(a)450	1,805
Chubb Corp.	124,380	6,096
Citigroup, Inc.	252,500	4,232
Fannie Mae	(c)20,800	406
Freddie Mac	(c)75,600	1,240
Genworth Financial, Inc.	37,300	664
Hartford Financial Services Group, Inc.	19,400	1,253
JPMorgan Chase & Co.	97,000	3,328
Merrill Lynch & Co., Inc.	45,000	1,427
MetLife, Inc.	46,400	2,448
PNC Financial Services Group, Inc.	40,700	2,324
Torchmark Corp.	(c)27,700	1,625
Travelers Cos., Inc. (The)	45,915	1,993
U.S. Bancorp	53,000	1,478
Wachovia Corp.	(c)217,300	3,375
Wells Fargo & Co.	144,400	3,429
		48,816
Health Care (15.5%)
Abbott Laboratories	54,300	2,876
Boston Scientific Corp.	(a)148,700	1,828
Bristol-Myers Squibb Co.	292,700	6,009
Cardinal Health, Inc.	65,700	3,389

Eli Lilly & Co.	56,900	2,626
GlaxoSmithKline plc ADR	32,600	1,442
Pfizer, Inc.	190,800	3,333
Roche Holding AG ADR	8,700	786
Schering-Plough Corp.	214,600	4,225
UnitedHealth Group, Inc.	26,000	683
WellPoint, Inc.	(a)16,500	786
Wyeth	86,300	4,139
		32,122
Industrials (1.9%)
General Electric Co.	76,300	2,037
Southwest Airlines Co.	142,900	1,863
		3,900
Information Technology (8.2%)
Alcatel-Lucent	(a)(c)142,800	863
Computer Sciences Corp.	(a)22,027	1,032
Dell, Inc.	(a)107,900	2,361
eBay, Inc.	(a)59,700	1,632
Flextronics International Ltd.	(a)56,500	531
Hewlett-Packard Co.	37,700	1,667
Intel Corp.	67,100	1,441
International Business Machines Corp.	31,000	3,674
KLA-Tencor Corp.	22,500	916
Microsoft Corp.	39,000	1,073
Telefonaktiebolaget LM Ericsson ADR	(c)66,200	688
Western Union Co. (The)	45,300	1,120
		16,998
Materials (7.8%)
Alcoa, Inc.	22,600	805
E.I. Du Pont de Nemours & Co.	82,400	3,534
International Paper Co.	416,523	9,705
Rohm & Haas Co.	42,900	1,992
		16,036
Telecommunication Services (5.6%)
AT&T, Inc.	123,600	4,164
Verizon Communications, Inc.	208,800	7,391
		11,555
Total Common Stocks (Cost $226,933)		202,593

	No. of
	Rights
Rights (0.0%)
Financials (0.0%)
Barclays plc ADR, expires 7/17/08 (Cost $—)	(a)2,314	—

	Shares
Short-Term Investments (5.3%)
Securities held as Collateral on Loaned Securities (3.3%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)1,532,478	1,532

	Face
	Amount
	(000)
Short-Term Debt (2.6%)
Alliance & Leicester plc,
2.47%, 9/5/08	$ (h)197	197
Bancaja,
2.97%, 11/12/08	(h)99	99
Bank of New York Co., Inc.,
2.46%, 8/8/08	(h)99	99

BASF AG,
2.73%, 8/19/08	(h)99	99
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08	(h)395	395
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08	(h)197	197
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	1,726	1,726
First Tennessee Bank,
2.50%, 8/15/08	(h)495	495
Goldman Sachs Group, Inc.,
2.54%, 9/12/08	(h)99	99
HSBC Finance Corp.,
2.47%, 8/6/08	(h)99	99
IBM Corp.,
2.48%, 9/8/08	(h)395	395
Macquarie Bank Ltd.,
2.51%, 8/20/08	(h)197	197
Metropolitan Life Global Funding,
2.48%, 8/21/08	(h)296	296
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08	(h)395	395
Nationwide Building Society,
2.88%, 7/28/08	(h)229	229
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08	(h)138	138
2.50%, 8/14/08	(h)217	217
		5,372
		6,904

	Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class	(p)4,054,900	4,055
Total Short-Term Investments (Cost $10,959)		10,959
Total Investments + (103.3%) (Cost $237,892) — Including $6,444 of Securities Loaned		213,552
Liabilities In Excess of Other Assets (-3.3%)		(6,882)
Net Assets (100%)		$206,670

(a)	Non-income producing security.
(c)

All or a portion of security on loan at June 30, 2008. At June 30, 2008, the Portfolio had loaned securities with a total value of $6,444,000. This was secured by collateral of $6,904,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio and Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Funds”), open-end management investment companies managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Funds. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $211,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Morgan Stanley Institutional Liquidity Government Portfolio were $133,980,000 and $140,886,000, respectively. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Morgan Stanley Institutional Liquidity Money Market Portfolio were $4,277,000 and $2,745,000, respectively.

ADR	American Depositary Receipt
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $237,892,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $24,340,000 of which $17,037,000 related to appreciated securities and $41,377,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust

Advisory Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (127.5%)
Agency Adjustable Rate Mortgages (5.8%)
Federal Home Loan Mortgage Corp.,
3.54%, 5/1/34	$1,083	$1,083
5.59%, 11/1/36	5,801	5,908
5.59%, 4/1/37	16,820	17,034
5.73%, 1/1/37	9,559	9,615
5.96%, 1/1/37	7,164	7,313
Federal National Mortgage Association,
4.27%, 6/1/34	9	9
4.89%, 5/1/35	2,020	2,041
4.98%, 3/1/37	2,928	2,952
5.81%, 5/1/37	8,343	8,559
5.97%, 4/1/37	15,274	15,704
5.98%, 7/1/36	48	48
5.99%, 4/1/36	13,612	13,947
Government National Mortgage Association,
5.13%, 10/20/25 - 12/20/27	2,520	2,537
5.38%, 5/20/24 - 2/20/28	10,926	11,089
5.63%, 7/20/25 - 9/20/27	1,848	1,867
		99,706
Agency Fixed Rate Mortgages (68.4%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
8.00%, 7/1/08	@—	@—
9.00%, 10/1/16	10	11
9.50%, 10/1/16 - 3/1/20	444	493
10.00%, 1/1/09 - 12/1/20	993	1,113
10.25%, 1/1/09 - 12/1/11	4	4
10.50%, 11/1/08 - 12/1/20	411	459
11.00%, 2/1/11 - 9/1/20	281	318
11.25%, 6/1/10 - 12/1/15	4	5
11.50%, 12/1/09 - 9/1/19	160	176
11.75%, 8/1/14	1	1
12.00%, 10/1/09	203	228
12.50%, 10/1/09 - 6/1/15	12	13
13.00%, 12/1/13	1	1
13.50%, 2/1/10	@—	@—
Gold Pools:
5.50%, 12/1/36 - 12/1/37	51,659	50,949
6.00%, 10/1/28 - 10/1/37	8,238	8,336
6.50%, 5/1/21 - 11/1/33	2,647	2,758
7.00%, 12/1/26 - 11/1/32	8,022	8,473
7.50%, 2/1/23 - 1/1/34	16,115	17,423
8.00%, 5/1/20 - 12/1/31	7,327	7,944
8.50%, 10/1/10 - 7/1/31	17,321	19,229
9.00%, 10/1/17 - 1/1/31	1,392	1,551
9.50%, 11/1/16 - 12/1/22	656	728
10.00%, 6/1/17 - 4/1/25	371	418
10.50%, 7/1/19 - 3/1/21	128	146
11.00%, 8/1/19 - 9/1/20	110	120
11.50%, 2/1/16 - 6/1/20	68	74
12.00%, 6/1/20	121	137
12.50%, 7/1/19	3	4
July TBA
5.00%, 7/15/38	(i)109,425	104,860
5.50%, 7/15/38	(i)162,000	159,595
6.00%, 7/15/38	(i)164,950	166,625
6.50%, 7/15/38	(i)34,375	35,433
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/18	176	172
5.00%, 4/1/38	319	306
5.50%, 3/1/17 - 3/1/38	681	678
6.00%, 4/1/13 - 11/1/32	328	337
6.50%, 6/1/15 - 4/1/34	29,473	30,609
7.00%, 12/1/12 - 4/1/36	48,888	51,728
7.50%, 10/1/12 - 8/1/37	40,172	43,084
8.00%, 7/1/14 - 4/1/33	25,871	28,031
8.50%, 4/1/09 - 5/1/32	23,867	26,284
9.00%, 6/1/18 - 4/1/26	608	667
9.50%, 8/1/17 - 4/1/30	2,949	3,273
10.00%, 10/1/12 - 11/1/25	2,814	3,167
10.50%, 10/1/11 - 6/1/27	787	887
10.75%, 10/1/11	2	2
11.00%, 10/1/13 - 7/1/25	192	219

11.50%, 8/1/11 - 8/1/25	374	421
12.00%, 1/1/13 - 5/1/20	125	135
12.50%, 2/1/11 - 9/1/15	191	219
July TBA
4.50%, 7/25/23	(i)63,400	61,280
5.00%, 7/25/23 - 7/25/38	(i)143,800	139,716
5.50%, 7/25/37	(i)83,400	82,214
6.50%, 7/25/36	(i)28,575	29,419
7.00%, 7/25/38	(i)29,625	31,060
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	17	17
6.50%, 10/15/10	10	10
7.00%, 7/15/31	76	81
8.50%, 7/15/16 - 3/15/20	841	920
9.00%, 11/15/16 - 11/15/24	4,625	5,061
9.50%, 7/15/09 - 10/15/24	10,834	11,961
10.00%, 11/15/09 - 2/15/26	17,039	19,098
10.50%, 4/15/13 - 4/15/25	3,989	4,419
11.00%, 12/15/09 - 4/15/21	4,265	4,743
11.50%, 3/15/10 - 11/15/19	281	313
12.00%, 11/15/12 - 5/15/16	603	677
12.50%, 5/15/10 - 4/15/19	46	52
13.00%, 1/15/11 - 10/15/13	19	21
13.50%, 5/15/10 - 5/15/13	20	23
		1,168,929
Collateralized Mortgage Obligations — Agency Collateral Series (5.5%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO REMIC
3.50%, 3/15/24	19,663	1,296
4.44%, 12/15/23	1,886	386
4.50%, 6/17/27	87	8
5.03%, 8/15/30	42	3
5.48%, 3/15/32	91	9
5.53%, 6/15/28 - 3/15/32	1,677	65
6.03%, 9/15/30	1,121	112
6.08%, 10/15/29	8	@—
IO
6.00%, 5/1/31	704	159
6.50%, 4/1/28 - 8/1/28	257	68
7.00%, 6/1/30 - 3/1/32	2,507	421
7.50%, 4/1/28 - 9/1/30	1,321	207
8.00%, 1/1/28 - 6/1/31	4,025	463
10.00%, 5/1/20 - 6/1/20	37	7
Federal Home Loan Mortgage Corp.,
IO REMIC
5.00%, 6/15/17	158	13
5.50%, 1/15/29 - 8/15/30	4,441	228
6.50%, 3/15/33 - 5/15/33	900	192
8.00%, 10/15/12	74	6
IO REMIC PAC
1.00%, 2/15/27	2,386	22
6.00%, 4/15/32	235	22
7.00%, 9/15/27	29	9
PAC REMIC
8.55%, 1/15/21	18	19
9.50%, 4/15/20	69	73
9.60%, 4/15/20	62	66
9.90%, 10/15/19	293	315
10.00%, 5/15/20 - 6/15/20	283	306
Federal National Mortgage Association,
2.90%, 12/25/08	(h)@—	@—
7.00%, 9/25/32	3,701	3,918
48.77%, 9/25/20	(h)82	135
Inv Fl IO REMIC
3.28%, 8/25/34	178,777	4,532
3.92%, 7/25/34	14,457	956
5.07%, 2/17/31	425	32
5.50%, 7/18/27	388	27
5.72%, 10/25/28	1,372	68
6.02%, 7/25/30 - 11/18/30	1,985	181
6.07%, 10/18/30	199	17
6.12%, 10/25/29	209	6
60.75%, 9/25/22	128	178
460.80%, 12/25/21	@—	@—
IO
6.50%, 6/1/31 - 2/1/32	5,396	1,480

7.00%, 4/1/32	2,424	252
7.50%, 4/1/27 - 1/1/32	3,156	440
8.00%, 2/1/23 - 12/1/31	12,201	1,498
8.50%, 10/1/24 - 10/1/25	2,423	809
9.00%, 11/1/26	1,237	374
9.50%, 9/1/18	@—	@—
IO REMIC
5.00%, 2/25/15	49	@—
5.50%, 3/25/17	153	7
6.00%, 8/25/32 - 7/25/33	10,608	2,114
6.50%, 5/25/33 - 6/25/33	6,098	1,326
7.00%, 4/25/33 - 5/25/33	6,540	1,320
8.00%, 7/18/27 - 12/25/30	416	82
810.00%, 6/25/21	@—	@—
IO REMIC PAC
8.00%, 8/18/27 - 9/18/27	4,551	984
1,008.00%, 9/25/20	@—	4
1,159.20%, 7/25/21	@—	1
PAC
8.50%, 9/25/20	29	32
8.75%, 11/25/19	4	5
Government National Mortgage Association,
Inv Fl IO
5.50%, 9/16/27	151	19
5.53%, 4/16/29	5,715	477
5.67%, 5/20/31	1,392	190
6.08%, 12/16/29	415	54
6.13%, 8/16/29	7,281	1,021
PAC
6.00%, 6/20/38	64,741	66,461
		93,475
Collateralized Mortgage Obligation — Non Agency Collateral (14.8%)
Banc of America Commercial Mortgage, Inc.,
5.49%, 2/10/51	7,675	7,143
5.87%, 4/10/49	(h)710	676
5.94%, 2/10/51	(h)2,680	2,558
Bank of America Funding Corp.,
IO
0.41%, 9/20/35	39,631	1,195
Bear Stearns Commercial Mortgage Securities,
5.69%, 6/11/50	(h)15,484	14,625
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	9,570	9,089
5.89%, 12/10/49	(h)11,900	11,333
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(h)11,535	11,035
Commercial Mortgage Pass Through Certificates,
6.01%, 12/10/49	(h)11,765	11,285
Countrywide Alternative Loan Trust,
IO
1.37%, 11/20/35	143,469	4,079
1.94%, 3/20/46	16,815	583
2.18%, 3/20/46	67,034	2,199
2.40%, 12/20/46	156,278	6,014
2.56%, 2/25/37	88,856	3,110
2.83%, 2/20/47	75,451	3,072
3.61%, 12/20/35	(e)(h)98,196	2,764
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.84%, 2/25/35	35,728	715
Credit Suisse Mortgage Capital Certificates,
5.91%, 6/15/39	(h)7,985	7,608
Gemsco Mortgage Pass Through Certificates,
8.70%, 11/25/10	(d)(k)3	3
Greenpoint Mortgage Funding Trust,
IO
0.90%, 6/25/45	32,984	928
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	11,120	10,384
GS Mortgage Securities Corp.,
IO
3.88%, 8/25/35	(e)(h)34,859	589
Harborview Mortgage Loan Trust,
IO
3.09%, 3/19/37	(h)59,562	1,908
3.30%, 5/19/35	(h)68,546	1,402
3.57%, 1/19/36	(h)28,845	806
3.73%, 10/20/45	(h)46,618	1,384
PO
1/19/36 - 10/20/45	1,478	249
Indymac Index Mortgage Loan Trust,
IO
3.33%, 7/25/35	(h)50,173	1,089
PO
7/25/35	@—	@—

JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	14,295	13,325
5.79%, 2/12/51	(h)9,830	9,347
5.94%, 2/12/49	(h)9,390	8,949
6.01%, 6/15/49	(h)20,205	19,369
Kidder Peabody Mortgage Assets Trust,
9.50%, 4/22/18	17	3
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44	(h)13,445	13,015
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	3,370	3,140
5.86%, 7/15/40	(h)14,245	13,631
5.87%, 9/15/45	(h)14,230	13,606
Lehman Structured Securities Corp.,
IO
7.00%, 10/26/29	(e)12,267	184
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	10,350	9,576
5.68%, 5/15/46	13,385	12,642
5.93%, 6/15/49	(h)10,130	9,633
6.10%, 2/15/51	(c)(h)8,435	8,158
		252,403
Mortgages — Other (33.0%)
Alliance Bancorp Trust,
2.72%, 7/25/37	(h)10,279	7,301
American Express, Inc.
9.63%, 12/25/12	(d)(k)62	62
American Home Mortgage Assets,
2.61%, 3/25/47	(h)18,940	13,301
2.67%, 10/25/46	(h)11,589	8,297
2.71%, 5/25/46 - 9/25/46	(h)27,279	15,381
2.72%, 6/25/47	(h)14,328	9,392
2.78%, 6/25/47	(h)13,790	5,347
2.89%, 10/25/46	(d)(h)(k)3,678	266
American Home Mortgage Investment Trust,
2.67%, 5/25/47	(h)18,319	13,171
2.78%, 9/25/45	(h)1,695	1,263
2.90%, 3/25/46	(d)(h)(k)2,318	181
3.20%, 11/25/45	(d)(h)(k)2,675	209
American Housing Trust,
9.55%, 9/25/20	401	401
Bear Stearns Mortgage Funding Trust,
2.64%, 12/25/36	(h)25,380	18,445
2.66%, 10/25/36	(h)691	485
2.68%, 9/25/36	(h)14,957	10,739
California Federal Savings & Loan Association,
8.80%, 1/25/14	(d)(k)@—	@—
Countrywide Alternative Loan Trust,
2.62%, 4/25/47	(h)17,760	12,510
2.65%, 5/25/47	(h)11,475	8,084
2.66%, 6/25/47	(h)23,307	16,679
2.69%, 3/20/46	(h)9,018	6,335
2.73%, 12/20/46	(h)3,457	1,876
2.74%, 11/20/35	(h)3,964	3,580
2.75%, 12/25/46	(h)8,659	3,436
2.76%, 9/20/46	(h)6,841	2,652
2.77%, 10/25/35 - 11/20/35	(h)5,684	5,095
2.78%, 12/20/46	(h)7,802	2,613
2.87%, 12/20/35	(h)7,875	4,774
3.00%, 7/25/46	(d)(h)(k)5,022	241
3.11%, 3/25/47	(d)(h)(k)1,848	72
3.28%, 6/25/46	(d)(h)(k)6,186	280
3.48%, 11/20/35	(h)(k)9,336	502
3.73%, 6/25/47	(d)(h)(k)1,815	119
4.76%, 12/20/46	(h)3,478	1,239
5.23%, 2/25/36	(h)15,875	10,636
5.57%, 11/25/35	(h)9,432	7,498
Countrywide Home Loan Mortgage Pass Through Trust,
2.78%, 4/25/46	(h)10,908	6,009
Deutsche ALT-A Securities Inc., Alternate Loan Trust,
2.63%, 2/25/47	(h)20,478	14,344
4.36%, 2/25/47	(h)7,641	3,439
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47	(e)1,173	1,158
Downey Savings & Loan Association Mortgage Loan Trust,
2.66%, 4/19/48	(h)2,861	1,527
2.68%, 11/19/37	(h)19,272	13,508
4.47%, 4/19/47	(h)14,232	10,232
Greenpoint Mortgage Funding Trust,
2.65%, 4/25/47	(h)16,021	11,256
2.66%, 1/25/37	(h)19,532	13,472
2.68%, 3/25/47	(h)22,385	15,732
GSR Mortgage Loan Trust,
2.67%, 8/25/46	(h)16,621	12,011

Harborview Mortgage Loan Trust,
2.61%, 4/19/38	(h)20,898	14,642
2.63%, 1/25/47	(h)17,295	12,147
2.66%, 11/19/36	(h)15,693	11,076
2.67%, 1/19/38	(h)10,274	7,357
2.69%, 11/19/36	(h)19,026	13,446
2.71%, 7/19/46	(h)11,975	6,863
2.72%, 3/19/37	(h)10,781	7,607
2.73%, 8/21/36	(h)15,370	8,815
2.77%, 7/19/45	(h)1,967	1,450
2.86%, 11/19/35	(h)7,361	4,664
Impac CMB Trust,
3.32%, 9/25/34	(h)52	45
Indymac Index Mortgage Loan Trust,
2.71%, 9/25/46	(h)10,259	5,646
2.76%, 7/25/35	(h)2,264	1,621
Lehman XS Trust,
2.75%, 12/25/35	(h)13,061	9,972
2.89%, 8/25/46	(h)(k)9,062	498
3.48%, 3/25/47	(h)(k)7,753	271
Luminent Mortgage Trust,
2.71%, 5/25/46	(h)8,537	4,999
Mastr Adjustable Rate Mortgages Trust,
2.73%, 4/25/46	(h)7,601	4,414
3.13%, 4/25/46	(d)(h)(k)4,409	258
3.23%, 4/25/46	(d)(h)(k)2,275	111
3.68%, 5/25/47	(d)(h)(k)4,188	221
Residential Accredit Loans, Inc.,
2.62%, 3/25/37	(h)17,543	12,379
2.63%, 2/25/47	(h)6,814	5,042
2.64%, 2/25/37 - 3/25/47	(h)15,763	11,297
2.68%, 5/25/47	(h)11,197	7,703
2.71%, 6/25/46	(h)17,639	9,556
2.74%, 3/25/47 - 5/25/47	(h)16,951	8,904
2.75%, 2/25/46	(h)4,330	3,054
2.78%, 5/25/47	(h)8,552	3,177
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	67	67
Structured Asset Mortgage Investments, Inc.,
2.67%, 2/25/36	(h)7,180	5,324
2.68%, 10/25/36	(h)10,659	7,609
2.71%, 8/25/36 - 7/25/46	(h)35,806	19,696
2.75%, 4/25/36	(h)795	445
2.76%, 7/25/46	(h)4,704	1,836
2.78%, 5/25/46	(h)4,653	1,892
2.79%, 2/25/36	(h)20,047	11,102
3.01%, 12/25/35	(h)(k)5,739	832
Washington Mutual Alternative Mortgage Pass-Through Certificates,
4.47%, 4/25/46	(h)25,281	16,044
4.49%, 8/25/46	(h)16,413	11,842
Washington Mutual, Inc.,
2.71%, 7/25/47	(h)788	449
2.74%, 10/25/45	(h)1,003	986
2.75%, 4/25/45	(h)6,181	3,973
2.77%, 8/25/45	(h)313	311
2.83%, 6/25/46	(h)2,600	1,183
2.84%, 7/25/45	(h)5,013	3,233
4.47%, 5/25/46	(h)8,679	5,576
		564,785
Total Fixed Income Securities (Cost $2,586,203)		2,179,298

No. of
Contracts
Call Option Purchased (0.3%)
90 Day EuroDollar Call @ $96.75, expiring 9/14/09 (Cost $4,932)	(a)5,718	5,253

	Shares
Preferred Stocks (0.8%)
Mortgages - Other
Home Ownership Funding Corp., 1.00% (Cost $13,395)	(e)91,615	13,592
Short-Term Investments (22.5%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)458,098	458

	Face
	Amount
	(000)
Short-Term Debt (0.1%)
Alliance & Leicester plc,
2.47%, 9/5/08	$ (h)59	59
Bancaja,
2.97%, 11/12/08	(h)30	30
Bank of New York Co., Inc.,
2.46%, 8/8/08	(h)30	30
BASF AG,
2.73%, 8/19/08	(h)30	30
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08	(h)118	118
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08	(h)59	59
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	516	516
First Tennessee Bank,
2.50%, 8/15/08	(h)147	147
Goldman Sachs Group, Inc.,
2.54%, 9/12/08	(h)30	30
HSBC Finance Corp.,
2.47%, 8/6/08	(h)30	30
IBM Corp.,
2.48%, 9/8/08	(h)118	118
Macquarie Bank Ltd.,
2.51%, 8/20/08	(h)59	59
Metropolitan Life Global Funding,
2.48%, 8/21/08	(h)88	88
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08	(h)118	118
Nationwide Building Society,
2.88%, 7/28/08	(h)68	68
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08	(h)41	41
2.50%, 8/14/08	(h)65	65
		1,606
		2,064

	Shares
Investment Company (16.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)287,005,163	287,005

	Face
	Amount
	(000)
U.S Treasury Securities (5.6%)
U.S. Treasury Bills,
0.38%, 7/3/08	$ (c)(r)75,000	74,998
1.84%, 10/9/08	(c)(j)(r)20,890	20,784
Total U.S. Treasury Securities		95,782
Total Short-Term Investments (Cost $384,856)		384,851
Total Investments + (151.1%) (Cost $2,989,386) — including $78,262 of Securities Loaned		2,582,994
Liabilities in Excess of Other Assets (-51.1%)		(873,560)
Net Assets (100%)		$1,709,434

(a)	Non-income producing security.
(c)

All or a portion of security on loan at June 30, 2008. At June 30, 2008, the Portfolio had loaned securities with a total value of $78,262,000. This was secured by collateral of $2,064,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $77,748,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Security was valued at fair value — At June 30, 2008, the Portfolio held approximately $2,023,000 of fair valued securities, representing 0.1% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at June 30, 2008.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $178,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled aproximately $6,340,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $1,362,994,000 and $1,406,926,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2008.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2008.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $2,989,386,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $406,392,000 of which $16,727,000 related to appreciated securities and $423,119,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar
CME	434	$105,321	Sep-08	$2,037
EuroDollar
CME	426	103,113	Dec-08	1,752
EuroDollar
CME	457	110,457	Mar-09	1,810
EuroDollar
CME	485	116,970	Jun-09	776
U.S. Treasury
2 yr. Note	107	22,599	Sep-08	195

Short:
EuroDollar	121	29,105	Sep-09	10
CME
EuroDollar	80	19,187	Dec-09	(123)
CME
EuroDollar	105	25,133	Mar-10	(130)
CME
EuroDollar	198	47,310	Jun-10	(210)
CME
EuroDollar	14	3,341	Sep-10	(12)
CME
Swap Future 10 Yr.	515	56,626	Sep-08	(736)
(U.S. Dollar)
U.S. Treasury	4,045	447,194	Sep-08	232
5 yr. Note
U.S. Treasury	1,301	148,212	Sep-08	(422)
10 yr. Note
U.S. Treasury	758	87,620	Sep-08	35
Short Bond				$5,214

CME	Chicago Mercantile Exchange

Option Written:

The Portfolio had the following option(s) written open at period end:

		Premium
	No. of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
90 Day EuroDollar Call @ $97.25, expiring 9/14/09	5,718	$2,859	$3,181

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	4.20%	6/3/13	$36,500	$(54)
	3 Month LIBOR	Pay	4.15	6/9/13	205,415	(806)
	3 Month LIBOR	Pay	5.37	2/12/18	66,643	465
	3 Month LIBOR	Pay	5.59	2/19/18	105,396	1,569
	3 Month LIBOR	Pay	5.47	2/25/18	13,295	140
	3 Month LIBOR	Pay	5.07	4/14/18	59,075	(255)
	3 Month LIBOR	Pay	4.98	4/15/18	37,900	(282)
	3 Month LIBOR	Receive	5.82	2/12/23	85,595	(1,067)
	3 Month LIBOR	Receive	6.03	2/19/23	136,051	(2,502)
	3 Month LIBOR	Receive	5.88	2/25/23	17,223	(246)
	3 Month LIBOR	Receive	5.47	4/14/23	75,655	(213)
	3 Month LIBOR	Receive	5.38	4/15/23	43,455	(15)
Citigroup	3 Month LIBOR	Receive	5.07	11/9/09	9,065	(322)
	3 Month LIBOR	Pay	5.37	5/23/17	76,990	4,457
	3 Month LIBOR	Receive	5.29	9/28/17	63,605	(3,969)
	3 Month LIBOR	Receive	5.00	11/13/17	16,589	(490)
	3 Month LIBOR	Pay	4.47	1/10/18	45,324	34
Deutsche Bank	3 Month LIBOR	Pay	5.35	5/24/17	88,835	5,015
	3 Month LIBOR	Pay	5.39	5/25/17	113,522	6,736
	3 Month LIBOR	Pay	5.43	5/29/17	197,220	12,231
	3 Month LIBOR	Receive	4.93	7/1/18	97,570	(53)
	3 Month LIBOR	Pay	5.27	7/1/23	122,240	(188)
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	110,319	1,525
	3 Month LIBOR	Pay	5.63	2/28/18	219,290	3,539
	3 Month LIBOR	Receive	6.04	2/25/23	281,353	(5,205)
	3 Month LIBOR	Receive	5.96	2/27/23	141,411	(2,323)
JPMorgan Chase	3 Month LIBOR	Pay	4.07	5/6/13	122,025	(483)
	3 Month LIBOR	Pay	4.07	5/16/13	90,000	(570)
	3 Month LIBOR	Pay	4.27	6/2/13	61,850	(159)
	3 Month LIBOR	Pay	4.49	6/23/13	25,000	277
	3 Month LIBOR	Pay	5.37	5/23/17	38,314	2,227
	3 Month LIBOR	Pay	5.34	5/24/17	77,474	4,322
	3 Month LIBOR	Pay	5.09	9/11/17	114,821	5,516
	3 Month LIBOR	Pay	5.16	9/20/17	49,645	2,639
	3 Month LIBOR	Receive	5.23	9/27/17	60,190	(3,501)
	3 Month LIBOR	Receive	5.30	9/28/17	60,432	(3,824)
	3 Month LIBOR	Pay	5.25	10/11/17	33,328	1,726
	3 Month LIBOR	Receive	5.02	11/13/17	31,606	(979)
	3 Month LIBOR	Receive	4.24	1/22/18	35,323	680
	3 Month LIBOR	Receive	4.52	2/19/18	27,315	(55)
	3 Month LIBOR	Pay	4.48	2/25/18	46,533	(72)
	3 Month LIBOR	Receive	3.96	3/20/18	40,000	1,808
	3 Month LIBOR	Receive	4.41	5/1/18	224,625	4,179
Lehman Brothers	3 Month LIBOR	Pay	5.40	5/25/17	34,649	2,093
Merrill Lynch	3 Month LIBOR	Pay	5.00	4/15/18	50,600	(345)
	3 Month LIBOR	Receive	5.40	4/15/23	61,045	(46)
						$33,154

LIBOR	London Inter Bank Offer Rate

Total Return Swap Contract

The Portfolio had the following total return swap agreement(s) open at period end:

					Unrealized
				Notional	Appreciation
			Termination	Amount	(Depreciation)
Swap Counterparty	Pay	Receive	Date	(000)	(000)
Bank of America	Monthly Duration Adjusted Return	CMBS AAA 10yr. Index	2/12/18	$26,953	$(937)

Morgan Stanley Institutional Fund Trust

Advisory Portfolio II

Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (116.6%)
Agency Adjustable Rate Mortgages (5.7%)
Federal Home Loan Mortgage Corp.,
3.54%, 5/1/34	$666	$666
5.59%, 11/1/36 - 4/1/37	13,931	14,129
5.73%, 1/1/37	5,885	5,919
5.96%, 1/1/37	4,417	4,508
Federal National Mortgage Association,
4.27%, 6/1/34	6	6
4.89%, 5/1/35	1,247	1,260
4.98%, 3/1/37	1,804	1,819
5.81%, 5/1/37	5,129	5,262
5.97%, 4/1/37	9,402	9,667
5.99%, 4/1/36	8,378	8,584
Government National Mortgage Association,
5.13%, 10/20/25 - 12/20/27	1,582	1,592
5.38%, 5/20/24 - 2/20/28	6,879	6,987
5.63%, 7/20/25 - 9/20/27	1,155	1,167
		61,566
Agency Fixed Rate Mortgages (76.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
8.00%, 7/1/08	@—	@—
9.00%, 10/1/16	7	7
9.50%, 10/1/16 - 3/1/20	290	323
10.00%, 1/1/09 - 12/1/20	652	729
10.25%, 1/1/09 - 12/1/11	3	3
10.50%, 11/1/08 - 12/1/20	269	301
11.00%, 2/1/11 - 9/1/20	185	208
11.25%, 6/1/10 - 12/1/15	2	2
11.50%, 12/1/09 - 9/1/19	97	116
11.75%, 8/1/14	1	1
12.00%, 10/1/09 - 7/1/20	130	149
12.50%, 10/1/09 - 6/1/15	7	9
13.00%, 9/1/10 - 12/1/13	1	1
13.50%, 2/1/10	@—	@—
Gold Pools:
5.50%, 12/1/36 - 7/1/38	59,587	58,765
6.00%, 10/1/28 - 10/1/37	5,161	5,221
6.50%, 5/1/21 - 11/1/33	1,666	1,729
7.00%, 8/1/27 - 11/1/32	5,048	5,334
7.50%, 2/1/23 - 9/1/32	10,078	10,895
8.00%, 5/1/20 - 12/1/31	4,603	4,985
8.50%, 10/1/10 - 7/1/31	10,869	12,054
9.00%, 10/1/17 - 1/1/31	889	986
9.50%, 11/1/16 - 12/1/22	403	450
10.00%, 6/1/17 - 4/1/25	243	271
10.50%, 7/1/19 - 3/1/21	85	95
11.00%, 8/1/19 - 9/1/20	72	79
11.50%, 2/1/16 - 6/1/20	45	48
12.00%, 6/1/20	79	90
12.50%, 7/1/19	2	2
July TBA
5.00%, 7/15/38	(i)77,075	73,860
5.50%, 7/15/38	(i)78,475	77,310
6.00%, 7/15/38	(i)142,300	143,745
6.50%, 7/15/38	(i)22,525	23,218

Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/18	114	112
5.50%, 3/1/17 - 6/1/38	90,370	89,200
6.00%, 4/1/13 - 11/1/32	216	222
6.50%, 6/1/15 - 4/1/34	18,470	19,186
7.00%, 12/1/12 - 6/1/35	30,390	32,152
7.50%, 10/1/12 - 8/1/37	25,157	27,007
8.00%, 7/1/14 - 4/1/33	16,224	17,575
8.50%, 4/1/09 - 5/1/32	15,006	16,508
9.00%, 1/1/20 - 4/1/26	312	342
9.50%, 7/1/17 - 4/1/30	1,910	2,121
10.00%, 10/1/12 - 11/1/25	1,845	2,072
10.50%, 10/1/11 - 6/1/27	514	581
10.75%, 10/1/11	1	1
11.00%, 10/1/13 - 7/1/25	128	142
11.50%, 8/1/11 - 8/1/25	245	277
12.00%, 1/1/13 - 5/1/20	80	88
12.50%, 2/1/11 - 9/1/15	125	144
July TBA
4.50%, 7/25/23	(i)41,500	40,112
5.00%, 7/25/23 - 7/25/38	(i)82,100	79,924
6.50%, 7/25/36	(i)18,725	19,278
7.00%, 7/25/38	(i)19,400	20,340
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	11	11
6.50%, 10/15/10	6	6
7.00%, 7/15/31	50	53
8.50%, 7/15/16 - 3/15/20	519	566
9.00%, 11/15/16 - 11/15/24	2,914	3,191
9.50%, 7/15/09 - 10/15/24	6,781	7,489
10.00%, 11/15/09 - 2/15/26	11,158	12,506
10.50%, 4/15/13 - 4/15/25	2,550	2,895
11.00%, 12/15/09 - 4/15/21	2,794	3,100
11.50%, 3/15/10 - 11/15/19	186	210
12.00%, 11/15/12 - 5/15/16	395	443
12.50%, 5/15/10 - 4/15/19	30	34
13.00%, 1/15/11 - 10/15/13	13	14
13.50%, 5/15/10 - 5/15/13	12	14
		818,902
Collateralized Mortgage Obligations — Agency Collateral Series (1.6%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
3.50%, 3/15/24	12,277	809
4.44%, 12/15/23	1,161	238
5.48%, 3/15/32	59	6
5.53%, 6/15/28 - 3/15/32	1,098	42
6.03%, 9/15/30	734	73
6.08%, 10/15/29	5	@—
Inv Fl IO REMIC
5.03%, 8/15/30	27	2
IO
4.50%, 6/17/27	57	6
5.00%, 6/15/17	103	8
5.50%, 1/15/29 - 8/15/30	2,906	149
6.00%, 5/1/31	461	104
6.50%, 4/1/28 - 5/15/33	757	170
7.00%, 6/1/30 - 3/1/32	1,641	276
7.50%, 4/1/28 - 9/1/30	866	135
8.00%, 10/15/12 - 6/1/31	2,554	293
IO PAC
1.00%, 2/15/27	1,562	14
6.00%, 4/15/32	154	14
7.00%, 9/15/27	19	6
IO REMIC
10.00%, 5/1/20 - 6/1/20	24	5
PAC
8.55%, 1/15/21	12	12

9.50%, 4/15/20	45	48
9.60%, 4/15/20	40	43
9.90%, 10/15/19	192	206
10.00%, 5/15/20 - 6/15/20	185	200
Federal National Mortgage Association,
2.90%, 12/25/08	(h)@—	@—
7.00%, 9/25/32	2,325	2,461
48.77%, 9/25/20	(h)53	89
Inv Fl IO
3.28%, 8/25/34	107,612	2,728
3.92%, 7/25/34	8,901	588
5.07%, 2/17/31	278	21
5.50%, 7/18/27	254	18
5.72%, 10/25/28	898	44
6.02%, 7/25/30 - 11/18/30	1,300	119
6.07%, 10/18/30	130	11
6.12%, 10/25/29	137	4
Inv Fl IO REMIC
60.75%, 9/25/22	84	116
IO
5.00%, 2/25/15	32	@—
5.50%, 3/25/17	101	5
6.00%, 8/25/32 - 7/25/33	6,638	1,319
6.50%, 6/1/31 - 6/25/33	7,208	1,761
7.00%, 4/1/32 - 5/25/33	5,600	984
7.50%, 4/1/27 - 1/1/32	1,971	275
8.00%, 2/1/23 - 12/1/31	7,932	1,001
8.50%, 10/1/24 - 10/1/25	1,587	530
9.00%, 11/1/26	810	245
9.50%, 9/1/18	@—	@—
460.80%, 12/25/21	@—	@—
810.00%, 6/25/21	@—	@—
IO PAC
8.00%, 8/18/27 - 9/18/27	2,444	529
1,159.20%, 7/25/21	@—	1
IO REMIC PAC
8.00%, 8/18/27	386	83
PAC
8.50%, 9/25/20	19	21
8.75%, 11/25/19	3	3
Government National Mortgage Association,
Inv Fl IO
5.50%, 9/16/27	99	13
5.53%, 4/16/29	3,517	294
5.67%, 5/20/31	911	125
6.08%, 12/16/29	271	35
6.13%, 8/16/29	4,555	638
		16,920
Collateralized Mortgage Obligation — Non Agency Collateral Series (6.8%)
Banc of America Commercial Mortgage, Inc.,
5.49%, 2/10/51	4,825	4,491
5.87%, 4/10/49	(h)440	419
Banc of America Funding Corp.,
IO
0.41%, 9/20/35	24,390	735
Bear Stearns Commercial Mortgage Securities,
5.69%, 6/11/50	(h)9,725	9,186
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(h)7,240	6,927
Countrywide Alternative Loan Trust,
IO
1.37%, 11/20/35	88,305	2,511
1.94%, 3/20/46	10,344	359
2.18%, 3/20/46	42,099	1,381
2.40%, 12/20/46	98,130	3,776
2.56%, 2/25/37	55,800	1,953
2.83%, 2/20/47	47,381	1,929

3.61%, 12/20/35	(e)(h)61,677	1,736
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.84%, 2/25/35	21,990	440
Credit Suisse Mortgage Capital Certificates,
5.91%, 6/15/39	(h)5,015	4,778
Greenpoint Mortgage Funding Trust,
IO
0.90%, 6/25/45	20,299	571
GS Mortgage Securities Corp.,
IO
3.88%, 8/25/35	(e)(h)21,460	363
Harborview Mortgage Loan Trust,
IO
3.09%, 3/19/37	(h)37,165	1,190
3.30%, 5/19/35	(h)42,781	875
3.57%, 1/19/36	(h)17,748	496
3.73%, 10/20/45	(h)28,690	852
PO
1/19/36 - 10/20/45	993	166
Indymac Index Mortgage Loan Trust,
IO
3.33%, 7/25/35	(h)31,320	680
PO
7/25/35	@—	@—
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	8,980	8,370
5.79%, 2/12/51	(h)6,170	5,867
5.94%, 2/12/49	(h)5,885	5,608
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	11	2
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	2,130	1,985
Lehman Structured Securities Corp.,
IO
7.00%, 10/26/29	(e)7,551	113
Wachovia Bank Commercial Mortgage Trust,
6.10%, 2/15/51	(h)5,290	5,116
		72,875
Mortgages — Other (26.2%)
Alliance Bancorp,
2.72%, 7/25/37	(h)6,460	4,589
American Home Mortgage Assets,
2.67%, 10/25/46	(h)7,270	5,205
2.71%, 5/25/46 - 9/25/46	(h)17,137	9,661
2.72%, 6/25/47	(h)8,995	5,897
2.78%, 6/25/47	(h)8,652	3,355
2.89%, 10/25/46	(d)(h)(k)2,255	163
American Home Mortgage Investment Trust,
2.67%, 5/25/47	(h)11,519	8,282
2.78%, 9/25/45	(h)1,056	786
3.20%, 11/25/45	(d)(h)(k)1,650	129
American Housing Trust,
9.55%, 9/25/20	247	247
Bear Stearns Mortgage Funding Trust,
2.64%, 12/25/46	(h)15,928	11,576
2.66%, 10/25/36	(h)431	302
2.68%, 9/25/46	(h)9,398	6,748
Countrywide Alternative Loan Trust,
2.62%, 4/25/47	(h)11,145	7,851
2.65%, 5/25/47	(h)7,209	5,078
2.66%, 6/25/47	(h)14,641	10,478
2.69%, 3/20/46	(h)5,668	3,982
2.73%, 12/20/46	(h)2,165	1,175
2.74%, 11/20/35	(h)2,492	2,251
2.75%, 12/25/46	(h)5,432	2,156

2.76%, 9/20/46	(h)4,292	1,664
2.77%, 10/25/35 - 11/20/35	(h)3,562	3,193
2.87%, 12/20/35	(h)4,951	3,002
3.00%, 7/25/46	(d)(h)(k)3,090	148
3.11%, 3/25/47	(d)(h)(k)1,210	47
3.28%, 6/25/46	(d)(h)(k)3,800	172
3.73%, 6/25/47	(d)(h)(k)1,110	73
4.76%, 12/20/46	(h)2,168	773
5.23%, 2/25/36	(h)65	43
5.57%, 11/25/35	(h)5,918	4,705
Countrywide Home Loan Mortgage Pass Through Trust,
2.78%, 4/25/46	(h)6,846	3,771
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
2.63%, 2/25/47	(h)12,866	9,012
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)732	722
Downey Savings & Loan Association Mortgage Loan Trust,
2.68%, 11/19/37	(h)12,103	8,483
Greenpoint Mortgage Funding Trust,
2.65%, 4/25/47	(h)10,066	7,072
2.68%, 3/25/47	(h)14,059	9,880
GSR Mortgage Loan Trust,
2.67%, 8/25/46	(h)10,444	7,547
Harborview Mortgage Loan Trust,
2.61%, 4/19/38	(h)13,125	9,196
2.63%, 1/25/47	(h)10,866	7,632
2.66%, 11/19/36	(h)7,558	5,335
2.69%, 11/19/36	(h)11,947	8,443
2.71%, 7/19/46	(h)7,518	4,308
2.72%, 3/19/37	(h)6,774	4,780
2.73%, 8/21/36	(h)9,656	5,538
2.77%, 7/19/45	(h)1,224	902
2.86%, 11/19/35	(h)4,619	2,926
Impac CMB Trust,
3.32%, 9/25/34	(h)34	29
Indymac Index Mortgage Loan Trust,
2.71%, 9/25/46	(h)6,450	3,550
2.76%, 7/25/35	(h)1,413	1,012
Lehman XS Trust
2.75%, 12/25/35	(h)8,191	6,254
Luminent Mortgage Trust,
2.71%, 5/25/46	(h)5,371	3,145
Mastr Adjustable Rate Mortgages Trust,
2.73%, 4/25/46	(h)4,779	2,775
3.13%, 4/25/46	(d)(h)(k)2,710	159
3.23%, 4/25/46	(d)(h)(k)1,490	72
3.68%, 5/25/47	(d)(h)(k)2,740	145
Residential Accredit Loans, Inc.,
2.62%, 3/25/37	(h)11,035	7,787
2.63%, 2/25/47	(h)4,281	3,167
2.64%, 3/25/47	(h)4,903	3,659
2.71%, 6/25/46	(h)11,085	6,005
2.74%, 3/25/47	(h)594	231
2.75%, 2/25/46	(h)2,726	1,922
2.78%, 5/25/47	(h)5,359	1,991
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	44	44
Structured Asset Mortgage Investments, Inc.,
2.67%, 2/25/36	(h)4,504	3,339
2.71%, 7/25/46	(h)6,373	3,455
2.78%, 5/25/46	(h)2,898	1,179
2.79%, 2/25/36	(h)12,294	6,809
Washington Mutual Alternative Mortgage Pass Through Certificates,
4.47%, 4/25/46	(h)12,561	7,682
4.49%, 8/25/46	(h)10,313	7,441
Washington Mutual, Inc.,
2.71%, 7/25/47	(h)518	295

2.74%, 10/25/45	(h)626	615
2.75%, 4/25/45	(h)3,757	2,414
2.77%, 8/25/45	(h)193	191
2.83%, 6/25/46	(h)1,600	728
2.84%, 7/25/45	(h)3,148	2,030
4.47%, 5/25/46	(h)5,448	3,500
		280,903
Total Fixed Income Securities (Cost $1,300,394)		1,251,166

No. of Contracts
Call Option Purchased (0.3%)
90 Day EuroDollar Call @ $96.75, expiring 9/14/09 (Cost $3,152)	(a)3,654	3,357

	Shares
Preferred Stock (0.8%)
Mortgages — Other (0.8%)
Home Ownership Funding Corp., 1.00% (Cost $8,916)	(e)60,000	8,902
Short-Term Investments (29.2%)
Investment Company (28.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)300,262,614	300,263

	Face
	Amount
	(000)
U.S. Treasury Security (1.2%)
U.S. Treasury Bill,
1.84%, 10/9/08	$ (j)(r)13,620	13,551
Total Short-Term Investments (Cost $313,819)		313,814
Total Investments + (146.9%) (Cost $1,626,281)		1,577,239
Liabilities In Excess of Other Assets (-46.9%)		(503,834)
Net Assets (100%)		$1,073,405

(a)	Non-income producing security.
(d)	Security was valued at fair value — At June 30, 2008, the Portfolio held approximately $1,108,000 of fair valued securities, representing 0.1% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at June 30, 2008.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $77,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $1,988,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $615,590,000 and $315,327,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2008.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2008.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,626,281,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $49,042,000 of which $5,278,000 related to appreciated securities and $54,320,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar
CME	310	$75,229	Sep-08	$1,154
EuroDollar
CME	305	73,825	Dec-08	955
EuroDollar
CME	268	64,776	Mar-09	697
EuroDollar
CME	341	82,241	Jun-09	345

Short:
EuroDollar
CME	32	7,697	Sep-09	2
EuroDollar
CME	6	1,439	Dec-09	(9)
EuroDollar
CME	64	15,319	Mar-10	(79)
EuroDollar
CME	21	5,018	Jun-10	(21)
EuroDollar
CME	9	2,148	Sep-10	(7)
U.S. Treasury
2 yr. Note	191	40,340	Sep-08	(8)
U.S. Treasury
5 yr. Note	2,831	312,980	Sep-08	(356)
U.S. Treasury
10 yr. Note	1,509	171,908	Sep-08	(110)
U.S. Treasury
Short Bond	512	59,184	Sep-08	29
10 yr. Swap	400	43,981	Sep-08	(298)
				$2,294

CME	Chicago Mercantile Exchange

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of	Premiums Received	Value
	Contracts	(000)	(000)
Call Options Written
90 Day EuroDollar Call @ $97.25 expiring 9/14/09	3,654	$1,827	$2,033

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.59%	2/19/18	$69,009	$525
	3 Month LIBOR	Pay	5.47	2/25/18	8,705	67
	3 Month LIBOR	Receive	5.82	2/12/23	738	(759)
	3 Month LIBOR	Receive	6.03	2/19/23	89,079	(1,136)
	3 Month LIBOR	Receive	5.88	2/25/23	11,277	(143)
	3 Month LIBOR	Pay	4.15	6/9/13	130,825	(513)
	3 Month LIBOR	Pay	5.37	2/12/18	46,398	356
	3 Month LIBOR	Pay	5.07	4/14/18	38,415	(166)
	3 Month LIBOR	Pay	4.98	4/15/18	20,200	(150)
	3 Month LIBOR	Receive	5.47	4/14/23	49,190	(138)
	3 Month LIBOR	Receive	5.38	4/15/23	22,445	(8)
Citigroup	3 Month LIBOR	Receive	5.07	11/9/09	5,935	129
	3 Month LIBOR	Pay	5.37	5/23/17	50,410	(1,194)
	3 Month LIBOR	Receive	5.29	9/28/17	41,645	499
	3 Month LIBOR	Receive	5.00	11/13/17	10,861	235
	3 Month LIBOR	Pay	4.47	1/10/18	29,676	(182)
Deutsche Bank	3 Month LIBOR	Pay	5.35	5/24/17	58,165	(1,377)
	3 Month LIBOR	Pay	5.39	5/25/17	74,328	(1,773)
	3 Month LIBOR	Pay	5.43	5/29/17	129,130	(3,128)
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	72,231	553
	3 Month LIBOR	Pay	5.63	2/28/18	143,580	1,096
	3 Month LIBOR	Receive	6.04	2/25/23	184,217	(2,347)
	3 Month LIBOR	Receive	5.96	2/27/23	92,589	(1,179)
JPMorgan Chase	3 Month LIBOR	Pay	4.07	5/6/13	58,395	(370)
	3 Month LIBOR	Pay	4.07	5/16/13	75,000	(475)
	3 Month LIBOR	Pay	3.93	5/19/13	19,000	(244)
	3 Month LIBOR	Pay	4.43	6/12/13	52,000	430
	3 Month LIBOR	Pay	4.53	6/19/13	46,000	585
	3 Month LIBOR	Pay	4.49	6/23/13	55,000	610
	3 Month LIBOR	Pay	5.37	5/23/17	25,086	(594)
	3 Month LIBOR	Pay	5.34	5/24/17	50,726	(1,200)
	3 Month LIBOR	Pay	5.09	9/11/17	69,179	(779)
	3 Month LIBOR	Pay	5.16	9/20/17	32,505	(383)
	3 Month LIBOR	Receive	5.23	9/27/17	39,410	469
	3 Month LIBOR	Receive	5.30	9/28/17	39,568	477
	3 Month LIBOR	Pay	5.25	10/11/17	21,822	(420)
	3 Month LIBOR	Receive	5.01	11/13/17	20,694	449
	3 Month LIBOR	Receive	4.24	1/22/18	23,128	173
	3 Month LIBOR	Pay	4.48	2/25/18	30,467	(264)
	3 Month LIBOR	Receive	4.41	5/1/18	141,150	2,626
Lehman Brothers	3 Month LIBOR	Pay	5.40	5/25/17	38,401	(918)
Merrill Lynch	3 Month LIBOR	Pay	5.00	4/15/18	26,955	(183)
	3 Month LIBOR	Receive	5.40	4/15/23	31,530	(24)
						$(10,768)

LIBOR	London Inter Bank Offer Rate

Total Return Swap Contracts

The Portfolio had the following total return swap agreement(s) open at period end:

					Unrealized
				Notional	Appreciation
			Termination	Amount	(Depreciation)
Swap Counterparty	Pay	Receive	Date	(000)	(000)
Bank of America	Monthly Duration Adjusted Return	CMBS AAA 10yr. Index	7/31/08	$17,647	$45

Morgan Stanley Institutional Fund Trust

Advisory Portfolio III

Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (27.1%)
Argentina (5.8%)
Government of Argentina,
8.28%, 12/31/33	$11,171		$8,562
France (5.9%)
Government of France B.T.A.N.,
3.00%, 7/12/08	EUR	5,500	8,651
Mexico (10.1%)
Mexican Bonos,
9.50%, 12/18/14	MXN	148,305	14,726
United Kingdom (5.3%)
United Kingdom Treasury GILT,
5.75%, 12/7/09	GBP	3,850	7,728
Total Fixed Income Securities (Cost $38,522)			39,667

	Shares
Short-Term Investment (73.4%)
Investment Company (73.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $107,258)	(p)107,258,165		107,258
Total Investments + (100.5%) (Cost $145,780)			146,925
Liabilities in Excess of Other Assets (-0.5%)			(791)
Net Assets (100%)			$146,134

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $93,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $3,377,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $37,819,000 and $36,417,000, respectively.

EUR	Euro
GBP	British Pound
MXN	Mexican Peso
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $145,780,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,145,000 of which $1,755,000 related to appreciated securities and $610,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net Unrealized Appreciation
Currency to		Value	Settlement	In Exchange For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	(000)
EUR	5,750	$9,039	7/31/08	USD	8,958	$8,958	$(81)
EUR	42,024	66,019	8/14/08	USD	64,990	64,990	(1,029)
GBP	3,935	7,824	7/24/08	USD	7,803	7,803	(21)
JPY	985,000	9,299	8/14/08	USD	9,574	9,574	275
USD	10,097	10,097	8/14/08	EUR	6,424	10,092	(5)
USD	62,354	62,354	8/14/08	JPY	6,450,000	60,892	(1,462)
		$164,632				$162,309	$(2,323)

JPY	Japanese Yen
USD	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Euro-Schatz 2yr.
(Germany)	467	$47,786	Sep-08	$(502,008)

Morgan Stanley Institutional Fund Trust

Advisory Portfolio IV

Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (89.4%)
United States (89.4%)
U.S. Treasury Notes,
2.63%, 3/15/09	$250	$251
4.50%, 2/15/09	250	254
4.75%, 1 2/31/08	225	228
4.88%, 6/30/09	250	256
Total Fixed Income Securities (Cost $994)		989

	Shares
Short-Term Investment (11.8%)
Investment Company (11.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $131)	(p)131 ,191	131
Total Investments + (101.2%) (Cost $1,125)		1,120
Liabilities in Excess of Other Assets (-1.2%)		(13)
Net Assets (100%)		$1,107

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $12,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $952,000 and $1,229,000, respectively.

+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,125,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $5,000 of which $0 related to appreciated securities and $5,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (15.8%)
Agency Adjustable Rate Mortgages (0.7%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.59%, 1/1/37	$286	$290
Federal National Mortgage Association,
Conventional Pools:
5.11%, 11/1/35	282	284
5.92%, 5/1/36	435	442
5.98%, 7/1/36	334	339
6.00%, 8/1/36	244	249
Government National Mortgage Association,
5.13%, 11/20/25 - 12/20/27	99	99
5.38%, 2/20/25 - 1/20/28	388	394
		2,097
Agency Fixed Rate Mortgages (6.8%)
Federal Home Loan Bank Discount Note,
Zero Coupon, 7/9/08	1,400	1,399
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17	14	15
10.50%, 8/1/19	13	14
11.00%, 5/1/20 - 9/1/20	26	29
12.00%, 3/1/15	22	26
Gold Pools:
6.00%, 11/1/36	435	440
7.50%, 8/1/20 - 1/1/32	93	101
8.00%, 2/1/21 - 7/1/31	80	86
July TBA
5.00%, 7/15/38	(i)2,750	2,635
5.50%, 7/15/38	(i)1,950	1,921
6.00%, 7/15/38	(i)3,650	3,687
6.50%, 7/15/38	(i)600	618
Federal National Mortgage Association,
Conventional Pools:
5.00%, 4/1/37	950	912
7.00%, 3/1/18 - 10/1/34	433	456
7.50%, 11/1/29 - 5/1/32	236	255
8.00%, 2/1/30 - 4/1/32	123	134
8.50%, 6/1/30 - 12/1/30	60	66
10.00%, 1/1/10 - 1/1/20	26	28
10.50%, 12/1/16 - 4/1/22	33	37
11.50%, 11/1/19	2	2
12.50%, 9/1/15	10	12
July TBA
4.50%, 7/25/23	(i)1,400	1,353
5.00%, 7/25/23	(i)1,350	1,335
5.00%, 7/25/38	(i)1,000	959
5.50%, 7/25/37	(i)1 ,625	1,602
6.50%, 7/25/36	(i)1,100	1,133
7.00%, 7/25/38	(i)475	498
Government National Mortgage Association,
Various Pools:
10.00%, 11/15/09 - 8/15/21	121	134
10.50%, 2/15/20	6	7
		19,894
Asset Backed Corporates (1.8%)
ACE Securities Corp.,
2.80%, 5/25/34	(h)53	39
American Express Credit Account Master Trust,
2.47%, 10/15/12	(h)125	124
Argent Securities, Inc.,

2.53%, 10/25/36	(h)77	75
Bear Stearns Asset Backed Securities Trust,
2.58%, 1/25/37	(h)168	155
2.70%, 3/25/35	(h)8	8
Capital Auto Receivables Asset Trust,
2.48%, 4/15/11	(h)150	149
2.53%, 7/15/10 - 5/15/11	(h)709	706
Carrington Mortgage Loan Trust,
2.60%, 2/25/37	(h)246	238
Citibank Credit Card Issuance Trust,
2.79%, 3/22/12	(h)100	99
5.65%, 9/20/19	100	99
First Franklin Mortgage Loan Asset Backed Certificates,
2.53%, 7/25/36 - 3/25/37	(h)344	333
2.55%, 2/25/36	(h)11	11
Ford Credit Auto Owner Trust,
2.48%, 4/15/10	(h)212	211
Fremont Home Loan Owner Trust,
2.53%, 10/25/36	(h)89	84
GSAMP Trust,
2.55%, 1/25/37	(h)55	53
2.60%, 3/25/47	(h)298	284
MBNA Master Credit Card Trust,
7.80%, 10/15/12	75	80
Residential Asset Mortgage Products, Inc.,
2.55%, 8/25/36	(h)155	153
Residential Asset Securities Corp.,
2.59%, 4/25/37	(h)229	218
Securitized Asset Backed Receivables LLC Trust,
2.59%, 2/25/37	(h)278	262
2.61%, 5/25/37	(h)283	263
SLM Student Loan Trust,
2.91%, 10/27/14	(h)102	102
Soundview Home Equity Loan Trust,
2.56%, 1/25/37 - 6/25/37	(h)299	288
2.59%, 2/25/37	(h)281	256
Structured Asset Securities Corp.,
2.57%, 2/25/37 - 6/25/37	(h)492	464
2.60%, 1/25/37	(e)(h)232	215
Terwin Mortgage Trust,
2.59%, 4/25/37	(e)(h)49	49
TXU Electric Delivery Transition Bond Co., LLC,
4.81%, 11/17/14	100	99
		5,117
Collateralized Mortgage Obligations- Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corp.,
Inv FI IO
6.08%, 10/15/29	(h)15	@—
IO
5.00%, 6/15/17	42	3
6.50%, 3/15/33	27	6
7.50%, 12/1/29	19	3
8.00%, 1/1/28 - 6/1/31	26	3
Federal National Mortgage Association,
Inv FI IO
5.07%, 2/17/31	(h)327	25
6.12%, 3/18/30	(h)@—	@—
IO
1.37%, 3/25/36	336	9
5.00%, 2/25/15	34	@—
6.00%, 8/25/32	25	2
6.50%, 6/25/33	18	4
7.00%, 4/25/33	18	4
8.00%, 4/1/24 - 5/1/30	30	5
9.00%, 11/1/26	34	10
IO PAC
8.00%, 8/18/27	15	3
Government National Mortgage Association,
Inv FI IO
5.53%, 4/16/29	(h)173	14
6.13%, 8/16/29	(h)98	9
		100

Collateralized Mortgage Obligation - Non-Agency Collateral (2.5%)
Banc of America Commercial Mortgage, Inc.,
5.41%, 9/10/47	300	285
5.87%, 4/10/49	(h)300	286
5.94%, 2/10/51	(h)375	358
Bear Stearns Commercial Mortgage Securities,
5.69%, 6/11/50	(h)300	283
5.90%, 6/11/40	(h)250	238
Bear Stearns Structured Products, Inc.,
IO
0.01%, 1/27/37	3,714	5
0.54%, 1/27/37	7,167	36
0.86%, 6/26/36	(e)5,596	20
0.89%, 1/27/37	(e)4,997	22
2.97%, 4/25/37	(e)6,128	77
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	325	309
5.70%, 12/10/49	(h)300	286
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(h)300	287
Commercial Mortgage Pass Through Certificates,
6.01%, 12/10/49	(h)275	264
Countrywide Alternative Loan Trust,
IO
2.20%, 5/25/47	(e)1,874	33
2.72%, 2/25/47	(e)3,677	42
2.18%, 3/20/46	1,540	51
2.40%, 12/20/46	1,612	62
2.56%, 2/25/37	523	18
3.48%, 12/20/35	(e)(h)1,647	42
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.84%, 2/25/35	1,184	24
Credit Suisse Mortgage Capital Certificates,
5.91%, 6/15/39	(h)300	286
Greenpoint Mortgage Funding Trust,
IO
1.30%, 8/25/45	800	26
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	300	280
5.74%, 12/10/49	300	284
Harborview Mortgage Loan Trust,
IO
3.09%, 3/19/37	(h)1,509	48
PO
3/19/37	2	@—
Indymac Index Mortgage Loan Trust,
IO
3.33%, 7/25/35	(h)987	21
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	325	303
5.94%, 2/12/49	(h)300	286
6.01%, 6/15/49	(h)450	431
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44	(h)300	290
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	200	186
5.86%, 7/15/40	(h)300	287
5.87%, 9/15/45	(h)375	359
Residential Accredit Loans, Inc.,
3.42%, 5/25/47	(e)4,276	80
3.44%, 3/25/47	(e)2,165	39
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	200	185
5.68%, 5/15/46	350	331
5.93%, 6/15/49	(h)300	285
6.10%, 2/15/51	(h)300	290
		7,325

Finance (0.6%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)80	81
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	35	35
Bank of America Corp.,
5.65%, 5/1/18	50	47
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	20	20
Bear Stearns Cos., Inc.,
7.25%, 2/1/18	75	78
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	(e)35	35
Capmark Financial Group, Inc.,
5.88%, 5/10/12	100	71
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)100	73
Chubb Corp.,
5.75%, 5/15/18	15	15
Citigroup, Inc. (Convertible),
8.40%	(h)(o)35	33
Citigroup, Inc.,
5.88%, 5/29/37	25	21
Credit Suisse,
6.00%, 2/15/18	55	53
General Electric Capital Corp.,
4.25%, 12/1/10	15	15
5.63%, 5/1/18	150	145
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	45	44
6.75%, 10/1/37	70	64
JPMorgan Chase & Co.,
4.75%, 5/1/13	25	24
7.00%, 11/15/09	55	56
Lehman Brothers Holdings, Inc.,
6.88%, 7/17/37	120	104
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)200	199
Nationwide Building Society,
4.25%, 2/1/10	(e)45	44
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	25	24
Prologis,
6.63%, 5/15/18	20	20
Prudential Financial, Inc.,
6.63%, 12/1/37	40	38
Travelers Cos., Inc. (The),
5.80%, 5/15/18	50	49
Two-Rock Pass Through Trust,
3.66%	(e)(h)(o)100	10
Wachovia Capital Trust III,
5.80%, 3/15/42	(h)265	180
Wachovia Corp.,
5.50%, 5/1/13	45	43
Washington Mutual, Inc.,
8.25%, 4/1/10	50	44
Wells Fargo & Co.,
5.63%, 12/11/17	55	53
Xlliac Global Funding,
4.80%, 8/10/10	(e)45	45
		1,763
Industrials (0.9%)
Amgen, Inc.,
5.85%, 6/1/17	25	25
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	20	20
ArvinMeritor, Inc.,
8.75%, 3/1/12	25	22
AstraZeneca plc,
5.90%, 9/15/17	15	15
AT&T Corp.,
8.00%, 11/15/31	50	58
AT&T, Inc.,
5.60%, 5/15/18	40	39

Baxter International, Inc.,
4.63%, 3/15/15	20	19
Biogen Idec, Inc.,
6.88%, 3/1/18	25	26
Bristol Myers Squibb Co.,
5.45%, 5/1/18	40	40
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	50	45
7.13%, 6/15/12	35	35
Canadian National Railway Co.,
5.55%, 5/15/18	30	30
Comcast Corp.,
5.70%, 5/15/18	50	48
ConAgra Foods, Inc.,
7.00%, 10/1/28	45	46
ConocoPhillips,
5.20%, 5/15/18	25	25
Consumers Energy Co.,
4.00%, 5/15/10	30	30
Cooper Industries, Inc.,
5.25%, 11/15/12	30	30
Covidien International Finance S.A.,
6.00%, 10/15/17	75	76
CVS Pass-Through Trust,
6.04%, 12/10/28	(e)130	121
Daimler Finance North America LLC,
8.50%, 1/18/31	20	23
Delhaize America, Inc.,
9.00%, 4/15/31	30	35
Dell, Inc.,
5.65%, 4/15/18	(e)65	63
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18	(e)20	20
Echostar DBS Corp.,
6.38%, 10/1/11	40	39
FBG Finance Ltd.,
5.13%, 6/15/15	(e)35	33
Fiserv, Inc.,
6.80%, 11/20/17	35	35
France Telecom S.A.,
8.50%, 3/1/31	35	43
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	25	25
Hewlett Packard Co.,
5.50%, 3/1/18	15	15
Home Depot, Inc. (The),
5.40%, 3/1/16	20	18
Honeywell International, Inc.,
5.30%, 3/1/18	20	20
Hospira, Inc.
3.28%, 3/30/10	(h)50	49
Husky Oil Co.,
8.90%, 8/15/28	(h)90	91
KLA-Tencor Corp.,
6.90%, 5/1/18	35	34
Koninklljke Philips Electronics N.V.,
5.75%, 3/11/18	30	29
Kroger Co. (The),
6.40%, 8/15/17	20	20
LG Electronics, Inc.,
5.00%, 6/17/10	(e)25	25
Macy’s Retail Holdings, Inc.,
6.63%, 9/1/08	35	35
Marathon Oil Corp.,
5.90%, 3/15/18	50	50
Medco Health Solutions, Inc.,
7.13%, 3/15/18	25	26
MGM Mirage,
6.00%, 10/1/09	65	64
Monsanto Co.,
5.13%, 4/15/18	30	29

Nine Dragons Paper Holdings Ltd.,
7.88%, 4/29/13	(e)100	98
Oracle Corp.,
5.75%, 4/15/18	35	35
Questar Market Resources, Inc.,
6.80%, 4/1/18	25	24
Reynolds American, Inc.,
6.50%, 7/15/10	75	77
Sprint Capital Corp.,
8.75%, 3/15/32	30	29
Systems 2001 AT LLC,
6.66%, 9/15/13	(e)36	36
Telefonica Europe B.V.,
8.25%, 9/15/30	35	40
Time Warner Cable, Inc.,
6.75%, 7/1/18	20	20
Time Warner, Inc.,
2.92%, 11/13/09	(h)60	58
Union Pacific Corp.,
5.45%, 1/31/13	165	166
UnitedHealth Group, Inc.,
6.00%, 2/15/18	20	19
Verizon Communications, Inc.,
5.50%, 2/15/18	45	43
Viacom, Inc.,
6.88%, 4/30/36	35	33
Vivendi S.A.,
6.63%, 4/4/18	40	40
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	25	25
Weatherford International Ltd.,
6.00%, 3/15/18	50	49
Wyeth,
5.50%, 2/15/16	20	20
Xerox Corp.,
6.35%, 5/15/18	20	20
XTO Energy, Inc.,
5.50%, 6/15/18	25	24
Yum! Brands, Inc.,
8.88%, 4/15/11	90	97
		2,524
Mortgages - Other (1.2%)
Alliance Bancorp.,
2.72%, 7/25/37	(h)98	70
American Home Mortgage Assets,
2.67%, 6/25/47	(h)93	65
2.78%, 6/25/47	(h)209	81
American Home Mortgage Investment Trust,
2.67%, 5/25/47	(h)113	81
Banc of America Funding Corp.,
2.83%, 9/20/35	(h)114	71
Bear Stearns Mortgage Funding Trust,
2.73%, 7/25/36	(h)66	43
Countrywide Alternative Loan Trust,
2.64%, 2/25/47	(h)111	78
2.67%, 10/25/46 - 11/25/46	(h)204	145
2.74%, 11/20/35	(h)87	79
2.78%, 12/20/46	(h)235	79
2.79%, 7/25/46	(h)126	49
2.82%, 5/20/46	(h)196	75
2.98%, 6/25/47	(h)233	98
Countrywide Home Loan Mortgage Pass Through Trust,
2.78%, 3/25/35	(h)29	23
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47	(e)42	41
Downey Savings & Loan Association Mortgage Loan Trust,
2.68%, 11/19/37	(h)108	76
4.47%, 4/19/47	(h)105	76
Federal National Mortgage Association,
2.54%, 12/25/36	(h)226	218
8.50%, 9/25/20	13	14
Greenpoint Mortgage Funding Trust,
2.66%, 1/25/37	(h)110	76

2.68%, 3/25/47		(h)98	69
2.77%, 2/25/36		(h)108	82
2.80%, 3/25/36		(h)72	40
Harborview Mortgage Loan Trust,
2.63%, 1/25/47		(h)111	78
2.66%, 11/19/36		(h)101	72
2.68%, 9/19/46 - 1/25/47		(h)171	110
2.71%, 7/19/46		(h)@—	@—
2.73%, 8/21/36		(h)@—	@—
2.73%, 9/19/46		(h)@—	@—
2.77%, 7/19/45		(h)80	59
2.86%, 11/19/35		(h)@—	@—
Indymac Index Mortgage Loan Trust,
2.58%, 2/25/37		(h)81	69
2.60%, 7/25/46		(h)365	348
2.73%, 6/25/47		(h)@—	@—
Luminent Mortgage Trust,
2.72%, 4/25/36		(h)70	48
2.73%, 5/25/36		(h)54	30
Residential Accredit Loans, Inc.,
2.64%, 2/25/37 - 3/25/47		(h)183	132
2.67%, 12/25/36		(h)111	81
2.68%, 5/25/47		(h)93	64
2.71%, 5/25/46		(h)185	99
2.75%, 2/25/46		(h)105	74
Ryland Acceptance Corp. IV,
6.65%, 7/1/11		1	1
Structured Asset Mortgage Investments, Inc.,
2.66%, 9/25/47		(h)93	69
2.67%, 2/25/36		(h)86	63
2.71%, 8/25/36		(h)77	43
Washington Mutual Alternative Mortgage Pass-Through Certificates,
2.67%, 7/25/46		(h)126	88
2.76%, 7/25/46		(h)185	72
4.47%, 4/25/46		(h)100	72
Washington Mutual, Inc.,
2.73%, 12/25/45 - 1/25/47		(h)196	81
2.74%, 10/25/45		(h)21	20
2.75%, 4/25/45		(h)126	81
2.77%, 8/25/45		(h)7	7
			3,590
Sovereign (0.1%)
Government of Argentina,
8.28%, 12/31/33		77	59
Government of Japan,
1.00%, 6/15/09	JPY	22,000	208
United Mexican States,
9.50%, 12/18/14	MXN	585	58
			325
U.S. Treasury Security (0.9%)
U.S. Treasury Bond,
5.38%, 2/15/31	$2,350		2,612
Utilities (0.3%)
Appalachian Power Co.,
5.65%, 8/15/12		35	35
Arizona Public Service Co.,
5.80%, 6/30/14		110	105
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37		35	31
Colorado Interstate Gas Co.,
6.80%, 11/15/15		64	66
Consolidated Natural Gas Co.,
6.25%, 11/1/11		45	46
Detroit Edison Co. (The),
6.13%, 10/1/10		25	26
E.ON International Finance B.V.,
5.80%, 4/30/18		(e)40	39
Entergy Gulf States, Inc.,
3.08%, 12/1/09		(h)25	25
3.43%, 12/8/08		(e)(h)42	42

Equitable Resources, Inc.,
6.50%, 4/1/18	25	25
Kinder Morgan Finance Co.,
5.70%, 1/5/16	35	31
NiSource Finance Corp.,
3.21%, 11/23/09	(h)85	83
Ohio Edison Co.,
6.40%, 7/15/16	30	30
Ohio Power Co.,
6.00%, 6/1/16	30	30
Peco Energy Co.,
5.35%, 3/1/18	20	19
Plains All American Pipeline, LP,
6.70%, 5/15/36	110	105
Texas Eastern Transmission, LP,
7.00%, 7/15/32	25	25
Union Electric Co.,
6.40%, 6/15/17	25	25
		788
Total Fixed Income Securities (Cost $50,481)		46,135

	Shares
Common Stocks (24.8%)
Aerospace & Defense (0.2%)
Boeing Co.	1,850	122
General Dynamics Corp.	900	76
Honeywell International, Inc.	1,900	96
L-3 Communications Holdings, Inc.	400	36
Lockheed Martin Corp.	750	74
Northrop Grumman Corp.	800	53
Precision Castparts Corp.	400	39
Raytheon Co.	950	53
Rockwell Collins, Inc.	600	29
United Technologies Corp.	2,400	148
		726
Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	18,132	994
Expeditors International Washington, Inc.	16,020	689
FedEx Corp.	250	20
United Parcel Service, Inc., Class B	900	55
		1,758
Airlines (0.0%)
Southwest Airlines Co.	850	11
Auto Components (0.0%)
Johnson Controls, Inc.	100	3
Automobiles (0.0%)
Ford Motor Co.	(a)900	5
General Motors Corp.	200	2
		7
Beverages (0.2%)
Anheuser-Busch Cos., Inc.	2,438	151
Coca-Cola Co. (The)	6,380	332
PepsiCo., Inc.	4,225	269
		752
Biotechnology (0.5%)
Amgen, Inc.	(a)3,100	146
Biogen Idec, Inc.	(a)900	50
Celgene Corp.	(a)1,200	77
Genzyme Corp.	(a)800	57
Gilead Sciences, Inc.	(a)2,600	138
Illumina, Inc.	(a)10,167	886
		1,354
Capital Markets (0.1%)
Bank of New York Mellon Corp. (The)	1,060	40
Charles Schwab Corp. (The)	2,151	44
Franklin Resources, Inc.	1,080	99
Goldman Sachs Group, Inc.	870	152
Lehman Brothers Holdings, Inc.	1,274	25
Merrill Lynch & Co., Inc.	1,570	50
Northern Trust Corp.	170	12
State Street Corp.	480	31
		453

Chemicals (1.5%)
Monsanto Co.	34,391	4,348
Tronox, Inc., Class B	207	1
		4,349
Commercial Banks (0.3%)
Ameriprise Financial, Inc.	360	15
Bank Pekao S.A.	2,684	207
BB&T Corp.	400	9
Fifth Third Bancorp	400	4
KeyCorp.	400	4
Komercni Banka A.S.	823	192
National City Corp.	900	4
PNC Financial Services Group, Inc.	200	11
Powszechna Kasa Oszczednosci Bank Polski S.A.	14,073	303
Regions Financial Corp.	600	7
SunTrust Banks, Inc.	200	7
U.S. Bancorp	1,100	31
Wachovia Corp.	1,100	17
Wells Fargo & Co.	2,000	48
		859
Commercial Services & Supplies (0.3%)
ACCO Brands Corp.	(a)376	4
Corporate Executive Board Co.	12,108	509
Monster Worldwide, Inc.	(a)15,052	311
		824
Communications Equipment (0.9%)
Cisco Systems, Inc.	(a)10,100	235
Corning, Inc.	2,700	62
Juniper Networks, Inc.	(a)1,100	25
Motorola, Inc.	3,700	27
QUALCOMM, Inc.	2,800	124
Research In Motion Ltd.	(a)18,428	2,154
		2,627
Computers & Peripherals (0.8%)
Apple Computer, Inc.	(a)9,761	1,634
Dell, Inc.	(a)4,100	90
EMC Corp.	(a)3,700	54
Hewlett-Packard Co.	4,300	190
International Business Machines Corp.	2,400	285
Sun Microsystems, Inc.	(a)1,800	20
		2,273
Construction & Engineering (0.0%)
Fluor Corp.	200	37
Construction Materials (0.6%)
Ambuja Cements Ltd. GDR	12,516	22
Cemex S.A.B. de C.V. ADR	(a)38,977	963
Martin Marietta Materials, Inc.	6,680	692
		1,677
Consumer Discretionary (0.5%)
Leucadia National Corp.	30,231	1,419
Consumer Finance (0.4%)
American Express Co.	28,343	1,068
Capital One Financial Corp.	373	14
SLM Corp.	(a)300	6
		1,088
Distributors (0.3%)
Ll & Fung Ltd.	242,000	729
Diversified Financial Services (2.0%)
Bank of America Corp.	5,571	133
Bovespa Holding S.A.	98,778	1,220
Brookfield Asset Management, Inc., Class A	73,618	2,395
Citigroup, Inc.	6,645	111
CME Group, Inc.	2,045	784
JPMorgan Chase & Co.	4,268	146
Moody’s Corp.	540	19
Redecard S.A.	54,491	1,007
		5,815
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	11,020	371
Fairpoint Communications, Inc.	392	3
Sprint Nextel Corp.	5,000	48
Verizon Communications, Inc.	4,600	163
		585

Electric Utilities (0.4%)
American Electric Power Co., Inc.	1,400	56
CEZ 2	3,318	294
Consolidated Edison, Inc.	900	35
Edison International	1,200	62
Entergy Corp.	700	84
Exelon Corp.	1,900	171
FirstEnergy Corp.	1,200	99
FPL Group, Inc.	1,300	85
PPL Corp.	1,500	79
Progress Energy, Inc.	800	34
Southern Co. (The)	1,900	66
		1,065
Electrical Equipment (0.2%)
Emerson Electric Co.	2,100	104
First Solar, Inc.	(a)1,920	524
		628
Electronic Equipment & Instruments (0.0%)
Agilent Technologies, Inc.	(a)700	25
Tyco Electronics Ltd.	1,000	36
		61
Electronics: Medical Systems (0.2%)
Intuitive Surgical, Inc.	(a)1,899	512
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.	600	52
Halliburton Co.	1,900	101
National-Oilwell Varco, Inc.	(a)700	62
Noble Corp.	700	46
Schlumberger Ltd.	2,400	258
Smith International, Inc.	500	42
Transocean, Inc.	(a)600	91
Weatherford International Ltd.	(a)1,400	69
		721
Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	1,400	98
CVS Caremark Corp.	4,500	178
Kroger Co. (The)	2,100	61
Safeway, Inc.	1,400	40
SYSCO Corp.	2,500	69
Wal-Mart, Inc.	6,900	388
Walgreen Co.	3,000	97
		931
Food Products (0.2%)
Archer-Daniels-Midland Co.	2,502	84
ConAgra Foods, Inc.	1,711	33
General Mills, Inc.	1,367	83
Heinz (H.J.) Co.	1,059	51
Kellogg Co.	893	43
Kraft Foods, Inc., Class A	5,448	155
Sara Lee Corp.	1,878	23
W.M. Wrigley Jr. Co.	771	60
		532
Gas Utilities (0.0%)
Sempra Energy	1,000	57
Health Care Equipment & Supplies (0.4%)
Bard (C.R.), Inc.	600	53
Baxter International, Inc.	2,400	154
Becton Dickinson & Co.	800	65
Boston Scientific Corp.	(a)5,800	71
Covidien Ltd.	1,900	91
Gen-Probe, Inc.	(a)5,562	264
Medtronic, Inc.	4,200	217
St. Jude Medical, Inc.	(a)1,200	49
Stryker Corp.	1,000	63
Zimmer Holdings, Inc.	(a)1,100	75
		1,102
Health Care Providers & Services (0.2%)
Aetna, Inc.	1,800	73
Cardinal Health, Inc.	1,700	88
CIGNA Corp.	1,200	42

Express Scripts, Inc.	(a)1,000	63
Humana, Inc.	(a)600	24
McKesson Corp.	1,200	67
Medco Health Solutions, Inc.	(a)2,100	99
UnitedHealth Group, Inc.	5,200	136
WellPoint, Inc.	(a)1,700	81
		673
Hotels Restaurants & Leisure (1.1%)
Carnival Corp.	100	3
Marriott International, Inc., Class A	100	3
McDonald’s Corp.	300	17
Starbucks Corp.	(a)58,996	929
Starwood Hotels & Resorts Worldwide, Inc.	13,795	553
Wynn Resorts Ltd.	20,167	1,640
Yum! Brands, Inc.	200	7
		3,152
Household Durables (0.0%)
Fortune Brands, Inc.	700	44
Household Products (0.3%)
Colgate-Palmolive Co.	1,492	103
Kimberly-Clark Corp.	1,500	90
Procter & Gamble Co.	9,380	570
		763
Independent Power Producers & Energy Traders (0.0%)
AES Corp. (The)	(a)2,400	46
Constellation Energy Group, Inc.	600	49
		95
Industrial Conglomerates (0.3%)
3M Co.	1,700	118
General Electric Co.	23,600	630
Textron, Inc.	600	29
Tyco International, Ltd.	1,425	57
		834
Information Technology Services (0.6%)
Automatic Data Processing, Inc.	500	21
Broadridge Financial Solutions, Inc.	125	3
Electronic Data Systems Corp.	600	15
Mastercard, Inc., Class A	5,794	1,538
Metavante Technologies, Inc.	(a)223	5
Paychex, Inc.	300	9
Total System Services, Inc.	271	6
Visa, Inc., Class A	(a)2,389	194
Western Union Co. (The)	600	15
		1,806
Insurance (0.9%)
ACE Ltd.	530	29
Aflac, Inc.	660	42
Allstate Corp. (The)	940	43
AMBAC Financial Group, Inc.	450	1
American International Group, Inc.	4,030	107
AON Corp.	500	23
Berkshire Hathaway, Inc., Class B	(a)260	1,043
Chubb Corp.	700	34
Genworth Financial, Inc.	900	16
Hartford Financial Services Group, Inc.	700	45
Lincoln National Corp.	559	25
Loews Corp.	22,706	1,065
Marsh & McLennan Cos., Inc.	840	22
MetLife, Inc.	1,190	63
Principal Financial Group	470	20
Progressive Corp. (The)	1,340	25
Prudential Financial, Inc.	800	48
Travelers Cos., Inc. (The)	998	43
		2,694
Internet & Catalog Retail (0.9%)
Amazon.com, Inc.	(a)35,165	2,579
Internet Software & Services (2.3%)
Baidu.com ADR	(a)2,644	828
eBay, Inc.	(a)66,773	1,825
Google, Inc., Class A	(a)5,787	3,046
Tencent Holdings Ltd.	90,400	699

Yahoo!, Inc.	(a)12,813	265
		6,663
Machinery (0.2%)
Caterpillar, Inc.	1,700	126
Cummins, Inc.	800	52
Danaher Corp.	700	54
Deere & Co.	1,100	79
Eaton Corp.	700	59
Illinois Tool Works, Inc.	1,400	67
Ingersoll-Rand Co., Ltd., Class A	1,200	45
ITT Industries, Inc.	800	51
Paccar, Inc.	1,255	53
Parker Hannifin Corp.	650	46
		632
Media (0.5%)
CBS Corp., Class B	1,500	29
Central European Media Enterprises Ltd.	(a)2,000	181
Clear Channel Communications, Inc.	1,000	35
Comcast Corp., Class A	4,800	91
CTC Media, Inc.	(a)17,800	439
DIRECTV Group, Inc. (The)	(a)1,500	39
International Game Technology	100	3
McGraw-Hill Cos., Inc. (The)	500	20
News Corp. Inc, Class A	4,100	62
Omnicom Group, Inc.	700	31
Time Warner, Inc.	6,000	89
TVN S.A.	24,988	205
Viacom, Inc., Class B	(a)1,200	37
Walt Disney Co.	4,400	137
		1,398
Metals & Mining (0.2%)
MMC Norilsk Nickel JSC, ADR	8,600	217
Nucor Corp.	6,613	494
		711
Multi-Utilities(0.1%)
Ameren Corp.	800	34
Dominion Resources, Inc.	2,400	114
Duke Energy Corp.	4,128	72
PG&E Corp.	800	32
Public Service Enterprise Group, Inc.	1,600	73
Williams Cos., Inc.	1,500	60
		385
Office Electronics (0.0%)
Xerox Corp.	2,200	30
Oil & Gas Exploration & Production (0.0%)
Noble Energy, Inc.	400	40
Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.	1,100	82
Apache Corp.	700	97
Chesapeake Energy Corp.	1,100	73
Chevron Corp.	4,300	426
ConocoPhillips	3,400	321
Consol Energy, Inc.	400	45
Devon Energy Corp.	900	108
El Paso Corp.	1,700	37
EOG Resources, Inc.	600	79
Exxon Mobil Corp.	10,600	934
Hess Corp.	600	76
LUKOIL, ADR	2,800	276
Marathon Oil Corp.	1,400	73
Murphy Oil Corp.	400	39
OAO Gazprom (Registered) ADR	4,747	275
Occidental Petroleum Corp.	1,600	144
Peabody Energy Corp.	600	53
Southwestern Energy Co.	(a)29,529	1,406
Spectra Energy Corp.	1,100	32
Ultra Petroleum Corp.	(a)38,685	3,799
Valero Energy Corp.	1,300	53
XTO Energy, Inc.	1,100	75
		8,503

Personal Products (0.0%)
Avon Products, Inc.	1,390	50
Pharmaceuticals (0.9%)
Abbott Laboratories	4,500	238
Allergan, Inc.	11,237	585
Bristol-Myers Squibb Co.	5,700	117
Eli Lilly & Co.	2,500	115
Forest Laboratories, Inc.	(a)1,100	38
Johnson & Johnson	7,700	495
Merck & Co., Inc.	6,000	226
Pfizer, Inc.	19,200	336
Schering-Plough Corp.	4,400	87
Thermo Fisher Scientific, Inc.	(a)1,500	84
Wyeth	3,800	182
		2,503
Road & Rail (0.0%)
Burlington Northern and Santa Fe Railway Co.	300	30
CSX Corp.	500	31
Norfolk Southern Corp.	250	16
Union Pacific Corp.	400	30
		107
Semiconductors & Semiconductor Equipment (0.3%)
Applied Materials, Inc.	4,363	83
Broadcom Corp., Class A	(a)1,630	45
Intel Corp.	18,350	394
MEMC Electronic Materials, Inc.	(a)700	43
NVIDIA Corp.	(a)2,000	37
Texas Instruments, Inc.	4,578	129
		731
Software (0.2%)
Adobe Systems, Inc.	(a)400	16
Electronic Arts, Inc.	(a)200	9
Microsoft Corp.	4,700	129
Oracle Corp.	(a)2,300	48
Symantec Corp.	(a)600	12
Vmware, Inc., Class A	(a)8,736	470
		684
Specialty Retail (0.3%)
Abercrombie & Fitch Co., Class A	12,472	782
Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	(a)22,626	653
Nike, Inc., Class B	1,200	72
		725
Thrifts & Mortgage Finance (0.0%)
Fannie Mae	500	10
Freddie Mac	400	6
Washington Mutual, Inc.	600	3
		19
Tobacco (0.2%)
Altria Group, Inc.	7,630	157
Philip Morris International, Inc.	7,630	377
Reynolds American, Inc.	700	32
		566
Transportation Infrastructure (0.2%)
China Merchants Holdings International Co. Ltd.	118,000	456
Wireless Telecommunication Services (0.7%)
America Movil S.A. de C.V., Series L ADR	19,876	1,048
American Tower Corp., Class A	(a)800	34
China Mobile Ltd. ADR	9,956	667
Vimpel-Communications ADR	7,800	231
		1,980
Total Common Stocks (Cost $68,284)	72,744	72,560

	No. of
	Contracts
Call Option Purchased (0.0%)
90 Day EuroDollar Call @ $96.75, expiring 9/14/09 (Cost $125)	(a)144	132

	Shares
Investment Companies (2.8%)
iShares MSCI EMU Index Fund	100	10
iShares MSCI Hong Kong Index Fund	25,020	423

ishares MSCI Mexico Index Fund Morgan	32,000	1,822
Stanley Institutional Fund — Emerging Markets Portfolio, Class I	(l)203,581	5,843
Total Investment Companies (Cost $10,344)		8,098

Preferred Stocks (0.0%)
Mortgages - Other
Harborview NIM Corp., 2.59%	(e)(h)191,216	15
Home Ownership Funding Corp., 1.00%	(e)500	74
Total Preferred Stocks (Cost $259)		89
Short-Term Investments (53.4%) Investment Company (51.3%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio —
Institutional Class	(p)149,981,606	149,982

	Face Amount (000)
U.S. Treasury Securities (2.1%)
U.S. Treasury Bills, (2.1%)
0.73%, 7/10/08	$ (r)6,000	5,999
1.84%, 10/9/08	(j)(r)220	219
		6,218
Total Short-Term Investments (Cost$156,200)		156,200
Total Investments + (96.8%) (Cost $285,693)		283,214
Other Assets in Excess of Liabilities (3.2%)		9,329
Net Assets (100%)		$292,543

(a)	Non-income producing security
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. Emerging Markets Portfolio — Class I, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Institutional Fund, Inc. Emerging Market Portfolio — Class I has a cost basis of $7,991,000, with a value of $5,843,000. During the period ended June 30, 2008, the Portfolio had purchased 352,217 shares at the cost of $13,365,000 and sold 148,637 shares with proceeds of $18,388,000. For the period ended June 30, 2008, the investment had a realized loss of $808,000.

(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2008.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $120,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividend from affiliates and totaled approximately $2,641,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $261,818,000 and $160,393,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2008.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JPY	Japanese Yen
MXN	Mexican Peso
IO	Interest Only
Inv FI	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2008.
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $285,693,000 and accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,479,000, of which $13,935,000 related to appreciated securities and $16,414,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
CNY	24,790	$3,623	7/16/08	USD	3,591	$3,591	$(32)
CNY	10,081	1,473	7/16/08	USD	1,456	1,456	(17)
EUR	551	866	8/14/08	USD	853	853	(13)
JPY	660,920	6,249	9/11/08	USD	6,192	6,192	(57)
MXN	1,545	150	7/1/08	USD	150	150	@—
USD	71	71	9/11/08	AUD	76	72	1
USD	3,098	3,098	9/11/08	AUD	3,279	3,114	16
USD	10,703	10,703	7/16/08	CNY	74,294	10,856	153
USD	17,056	17,056	7/16/08	CNY	117,968	17,238	182
USD	3,689	3,689	9/11/08	EUR	2,397	3,760	71
USD	3,103	3,103	9/11/08	EUR	1,993	3,126	23
USD	7,019	7,019	9/11/08	JPY	748,646	7,078	59
		$57,100				$57,486	$386

AUD	Australian Dollar
CNY	China Renminbi
EUR	Euro
USD	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

					Net
					Unrealized
		Number			Appreciation
		of	Value	Expiration	(Depreciation)
		Contracts	(000)	Date	(000)
Long:
	Australian Dollar
	10 yr. Bond	38	$26,236	Sep-08	$50
	British Pound
	Long Gilt	24	4,990	Sep-08	(80)
	EuroDollar	1506	96,467	Sep-08	(4,981)
	CME
	EuroDollar	7	1,699	Sep-08	40
	CME
	EuroDollar	7	1,694	Dec-08	36
	CME
	EuroDollar	9	2,175	Mar-09	44
	CME
	EuroDollar	10	2,412	Jun-09	22
	CME
	EuroDollar	1	239	Jun-10	1
	CME
	Hong Kong Dollar
	H-Shares	39	2,975	Jul-08	(77)
	Japanese Yen	6	765	Sep-08	8
	10 yr. Bond
	SGX CNX
	Nifty	94	744	Jul-08	(43)
	Swap Future 5 Yr.
	(U.S. Dollar)	57	6,117	Sep-08	63
	U.S. Treasury
	2 yr. Note	47	9,927	Sep-08	43
	U.S. Treasury
	5 yr. Note	16	1,769	Sep-08	(9)
	U.S. Treasury
	10 yr. Note	112	12,759	Sep-08	(19)
	U.S. Treasury
	Long Bond	46	5,317	Sep-08	36

Short:	EuroDollar	7	1,684	Sep-09	1
	CME
	EuroDollar	6	1,430	Dec-09	(9)
	CME

EuroDollar	7	1,676	Mar-10	(9)
CME
EuroDollar	4	954	Sep-10	(3)
CME
EuroDollar	3	715	Dec-10	(2)
CME
Russell Mini
Index	45	3,113	Sep-08	207
S&P Mid 400
Emini	38	3,121	Sep-08	207
U.S. Treasury
5 yr. Note	31	3,427	Sep-08	(45)
U.S. Treasury
10 yr. Note	70	7,975	Sep-08	(2)
				$(4,521)

CME                     Chicago Mercantile Exchange

Option Written:

The Portfolio had the following option(s) written open at period end:

		Premium
	No. of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
90 Day EuroDollar Call @ $97.25, expiring 9/14/09	144	$72	$80

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Gap, Inc. (The), 8.80%, 12/15/08	Buy	$220	1.19%	3/20/12	$(3)
Goodrich Corp., 7.63%, 12/15/12	Buy	70	0.70	3/20/13	(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	45	0.82	3/20/18	(1)
Sealed Air Corp., 5.63%, 7/15/13	Buy	25	1.08	3/20/18	1
Sealed Air Corp., 5.63%, 7/15/13	Buy	65	1.12	3/20/18	3
Yum! Brands, Inc., 8.88%, 4/15/11	Buy	75	1.25	3/20/13	(1)
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	45	0.82	3/20/18	@—
Tyco International Ltd., Zero Coupon, 11/17/20	Buy	143	0.43	3/20/12	2
Tyco International Ltd., Zero Coupon, 11/17/20	Buy	75	0.43	3/20/12	1
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	25	1.00	3/20/15	(@—)
Goldman Sachs
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	85	3.05	3/20/13	(5)
Chubb Corp. (The), 6.00%, 11/15/11	Buy	370	0.10	3/20/12	6
Coca-Cola Enterprise, Inc., 6.13%, 8/15/11	Buy	50	0.59	3/20/13	(@—)
Dell Inc., 7.10%, 4/15/28	Buy	185	0.22	3/20/12	2
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	95	0.60	12/20/12	(1)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	185	0.80	12/20/17	(@—)
Eaton Corp., 7.65%, 11/15/29	Buy	40	0.97	3/20/18	(@—)
Goodrich Corp., 7.63%, 12/15/12	Buy	55	0.47	3/20/18	1
Hartford Financial Services Group, Inc. (The), 4.75%, 3/1/14	Buy	100	0.12	12/20/11	3
Sealed Air Corp., 5.63%, 7/15/13	Buy	65	1.08	3/20/18	3
Sealed Air Corp., 5.63%, 7/15/13	Buy	30	1.24	3/20/18	1
JPMorgan Chase
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	45	0.58	3/20/13	(@—)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	65	0.63	3/20/13	(@—)
SLM Corp., 5.13%, 8/27/12	Buy	55	4.95	3/20/13	1
Lehman Brothers
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	30	0.60	12/20/12	(@—)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	85	0.60	12/20/12	(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	65	0.45	3/20/18	1
Goodrich Corp., 7.63%, 12/15/12	Buy	45	0.46	3/20/18	1
Union Pacific Corp., 6.13%, 1/15/12	Buy	175	0.20	12/20/11	2
Merrill Lynch
Carnival Corp, 6.65%, 1/15/28	Buy	45	1.57	3/20/18	(@—)
Carnival Corp, 6.65%, 1/15/28	Buy	30	1.60	3/20/18	(@—)
Eaton Corp., 7.65%, 11/15/29	Buy	80	0.92	3/20/18	(@—)
SLM Corp., 5.13%, 8/27/12	Buy	55	5.00	3/20/13	1
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	100	0.50	3/20/13	(@—)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	85	1.73	3/20/18	(1)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	85	1.78	3/20/13	(1)
Textron Financial Corp., 5.13%, 2/3/11	Buy	40	1.00	3/20/13	@—
Textron Financial Corp., 5.13%, 2/3/11	Buy	40	1.01	3/20/13	@—
Textron Financial Corp., 5.13%, 2/3/11	Buy	95	1.06	3/20/13	(1)
					$16

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Bank of America	3 Month LIBOR	Pay	4.15%	6/9/13	$4,325	$(17)
	3 Month LIBOR	Pay	5.37	2/12/18	1,602	11
	3 Month LIBOR	Pay	5.59	2/19/18	2,550	38
	3 Month LIBOR	Pay	5.07	4/14/18	1,420	(6)
	3 Month LIBOR	Pay	4.98	4/15/18	2,605	(19)
	3 Month LIBOR	Receive	5.82	2/12/23	2,053	(26)
	3 Month LIBOR	Receive	6.03	2/19/23	3,295	(61)
	3 Month LIBOR	Receive	5.47	4/14/23	1,820	(5)
Citigroup	3 Month LIBOR	Receive	5.38	4/15/23	3,165	(1)
	3 Month LIBOR	Pay	3.77	4/24/13	1,900	(36)
	3 Month LIBOR	Pay	5.33	5/22/17	1,150	64
	3 Month LIBOR	Pay	5.37	5/23/17	1,850	107
	3 Month LIBOR	Pay	5.44	5/29/17	1,495	94
	3 Month LIBOR	Receive	5.29	9/28/17	700	(44)
	3 Month LIBOR	Receive	5.00	11/13/17	450	(13)
		Receive	4.73	12/27/17	1,075	(7)
	3 Month LIBOR	Pay	4.47	1/10/18	800	1
Deutsche Bank	3 Month LIBOR	Pay	2.08	6/17/09	24,015	56
	3 Month LIBOR	Pay	2.08	6/17/09	24,015	(47)
	3 Month LIBOR	Receive	5.39	5/25/17	4,175	248
	3 Month LIBOR	Receive	4.53	5/29/17	2,750	171
	3 Month LIBOR	Pay	4.93	7/1/18	1,425	(1)
	3 Month LIBOR	Receive	5.27	7/1/23	1,785	(3)
Goldman Sachs	3 Month LIBOR	Pay	5.34	5/24/17	4,250	237
	3 Month LIBOR	Pay	5.57	2/27/18	2,585	36
	3 Month LIBOR	Pay	5.63	2/28/18	5,110	82
	3 Month LIBOR	Receive	6.04	2/25/23	6,555	(121)
	3 Month LIBOR	Receive	5.96	2/27/23	3,315	(55)
JPMorgan Chase	3 Month LIBOR	Pay	4.07	5/6/13	5,015	(17)
	3 Month LIBOR	Pay	4.27	6/2/13	1,170	(12)
	3 Month LIBOR	Pay	5.37	5/23/17	650	38
	3 Month LIBOR	Pay	5.09	9/11/17	2,550	122
	3 Month LIBOR	Pay	5.16	9/20/17	1,050	56
	3 Month LIBOR	Receive	5.23	9/27/17	1,200	(70)
	3 Month LIBOR	Receive	5.30	9/28/17	1,400	(89)
	3 Month LIBOR	Pay	5.25	10/11/17	1,250	65
	3 Month LIBOR	Receive	5.02	11/13/17	700	(22)
	3 Month LIBOR	Pay	4.48	1/8/18	1,000	1
	3 Month LIBOR	Receive	4.24	1/22/18	800	15
	3 Month LIBOR	Receive	4.52	2/19/18	800	(2)
	3 Month LIBOR	Receive	4.60	2/22/18	1,000	(10)
	3 Month LIBOR	Receive	4.40	5/1/18	5,485	102
						$860

LIBOR  London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (110.9%)
Agency Adjustable Rate Mortgages (3.9%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.59%, 4/1/37	$1,328	$1,345
5.69%, 1/1/37	1,792	1,828
5.85%, 10/1/36	1,153	1,180
5.96%, 1/1/37	722	737
Federal National Mortgage Association,
2.54%, 12/25/36	1,009	974
Conventional Pools:
5.92%, 5/1/36	961	975
5.96%, 7/1/36	809	822
5.98%, 7/1/36	1,065	1,083
Government National Mortgage Association,
5.13%, 10/20/27 - 12/20/27	21	21
5.38%, 2/20/25 - 1/20/28	588	595
5.63%, 8/20/25 - 9/20/27	161	163
		9,723
Agency Fixed Rate Mortgages (41.3%)
Federal Home Loan Mortgage Corp.,	(c)1,350	1,389
5.13%, 11/17/17
Conventional Pools:
10.00%, 10/1/12 -11/1/20	15	16
11.50%, 8/1/19	17	19
Gold Pools:
5.50%, 5/1/37 - 10/1/37	15,101	14,894
6.00%, 8/1/37	7,531	7,616
6.50%, 2/1/29 - 4/1/29	82	85
7.50%, 2/1/30 - 6/1/32	438	473
8.00%, 10/1/29 - 10/1/31	366	399
8.50%, 3/1/30 - 7/1/31	166	185
10.00%, 6/1/17 - 3/1/21	59	65
July TBA
5.00%, 7/15/38	(i)11,600	11,116
5.50%, 7/15/38	(i)7,800	7,684
6.00%, 7/15/38	(i)15,400	15,556
Federal National Mortgage Association,
Conventional Pools:
5.00%, 8/1/37	4,159	3,991
5.50%, 4/1/34	411	408
6.50%, 7/1/29 - 2/1/33	1,552	1,614
7.00%, 2/1/26 - 6/1/36	6,123	6,467
7.50%, 7/1/29 - 9/1/35	2,386	2,569
8.00%, 4/1/25 - 6/1/32	1,694	1,839
8.50%, 5/1/23 - 5/1/32	1,197	1,315
9.00%, 4/1/26	255	279
9.50%, 2/1/20 - 8/1/21	135	152
10.00%, 8/1/18 - 2/1/25	22	25
10.50%, 11/1/10 - 10/1/18	26	29
11.00%, 9/1/19 - 9/1/20	32	37
11.50%, 11/1/19	30	34
July TBA
4.50%, 7/25/23	(i)6,000	5,799
5.00%, 7/25/23 - 7/25/38	(i)9,950	9,712
5.50%, 7/25/37	(i)3,850	3,796
6.50%, 7/25/36	(i)2,400	2,471
7.00%, 7/25/38	(i)2,850	2,988
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	28	30
9.50%, 12/15/17 - 12/15/21	186	206

10.00%, 9/15/18 - 4/15/25	193	216
10.50%, 11/15/14 - 2/15/25	335	377
11.00%, 12/15/09 - 7/15/20	34	38
11.50%, 4/15/13 - 8/15/13	23	25
12.00%, 12/15/12 - 3/15/14	6	8
		103,922
Asset Backed Corporates (16.4%)
American Express Credit Account Master Trust,
2.47%, 10/15/12	(h)1,425	1,412
Argent Securities, Inc.,
2.53%, 10/25/36	(h)893	868
Bayview Financial Acquisition Trust,
2.59%, 11/28/36	(h)328	323
Bear Stearns Asset Backed Securities Trust,
2.58%, 1/25/37	(h)721	666
2.70%, 3/25/35	(h)23	23
Capital Auto Receivables Asset Trust,
2.48%, 4/15/11	(h)1,600	1,591
2.53%, 7/15/10	(h)2,175	2,167
4.98%, 5/15/11	2,091	2,114
5.03%, 10/15/09	476	478
5.31%, 10/20/09	(e)1,680	1,684
Capital One Auto Finance Trust,
5.07%, 7/15/11	770	755
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	669	675
CIT Equipment Collateral,
5.07%, 2/20/10	1,129	1,135
Citibank Credit Card Issuance Trust,
2.79%, 3/22/12	(h)1,725	1,709
Citicorp Residential Mortgage Securities, Inc.,
2.56%, 9/25/36	(h)331	329
CNH Equipment Trust,
4.27%, 1/15/10	205	206
5.20%, 6/15/10	564	567
Countrywide Asset Backed Certificates,
2.63%, 5/25/36	(h)140	137
Fieldstone Mortgage Investment Corp.,
2.55%, 11/25/36	(h)1,206	1,175
First Franklin Mortgage Loan Asset Backed Certificates,
2.53%, 7/25/36	(h)496	491
2.55%, 2/25/36	(h)50	50
Ford Credit Auto Owner Trust,
5.26%, 10/15/10	1,991	2,011
2.48%, 4/15/10	(h)2,206	2,204
Fremont Home Loan Trust,
2.53%, 10/25/36	(h)1,204	1,132
GE Equipment Small Ticket LLC,
4.38%, 7/22/09	(e)120	120
4.88%, 10/22/09	(e)337	338
GS Auto Loan Trust,
5.37%, 12/15/10	1,639	1,656
GSAMP Trust,
2.55%, 1/25/37	(h)677	654
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	1,113	1,115
4.07%, 2/15/12	829	834
Hertz Vehicle Financing LLC,
4.93%, 2/25/10	(e)825	821
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	288	289
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	114	114
MBNA Master Credit Card Trust,
7.80%, 10/15/12	1,480	1,581
National City Auto Receivables Trust,
2.88%, 5/15/11	304	304
Nationstar Home Equity Loan Trust,
2.55%, 9/25/36	(h)202	201

Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	115	115
Novastar Home Equity Loan,
2.55%, 11/25/36	(h)290	288
Residential Asset Mortgage Products, Inc.,
2.55%, 8/25/36	(h)652	643
Residential Asset Securities Corp.,
2.56%, 10/25/36	(h)482	473
Securitized Asset Backed Receivables LLC Trust,
2.56%, 11/25/36	(h)1,079	1,051
2.59%, 2/25/37	(h)1,251	1,178
2.61%, 5/25/37	(h)1,209	1,122
SLM Student Loan Trust,
2.91%, 10/27/14	(h)1,189	1,185
Soundview Home Equity Loan Trust,
2.56%, 1/25/37	(h)564	551
2.59%, 2/25/37	(h)1,086	989
Structured Asset Securities Corp.,
2.57%, 6/25/37	(h)1,146	1,040
Terwin Mortgage Trust,
2.59%, 4/25/37	(e)(h)209	206
TXU Electric Delivery Transition Bond Co. LLC,
4.81%, 11/17/14	300	299
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	69	69
Wachovia Auto Owner Trust,
4.06%, 9/21/09	24	24
		41,162
Collateralized Mortgage Obligations — Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO PAC
6.08%, 10/15/29	13	@—
Inv Fl IO REMIC
3.50%, 3/15/24	420	28
IO
6.00%, 5/1/31	544	123
6.50%, 4/1/28	494	131
8.00%, 6/1/31 - 1/1/28	60	7
IO REMIC
5.00%, 12/15/16	814	47
6.50%, 5/15/33	524	112
Federal National Mortgage Association,
5.00%, 6/25/35	544	546
Inv Fl IO REMIC
1.37%, 3/25/36	4,232	114
5.07%, 2/17/31	290	22
5.72%, 10/25/28	269	13
IO
8.00%, 4/1/24 - 12/1/31	425	50
9.00%, 11/1/26	27	8
IO PAC REMIC
8.00%, 8/18/27	25	6
IO REMIC
6.00%, 8/25/32 - 11/25/32	760	69
6.50%, 2/25/33 - 5/25/33	1,332	285
7.00%, 4/25/33	484	97
Government National Mortgage Association,
Inv Fl IO
5.11%, 9/16/31	56	6
5.48%, 12/16/25	366	46
5.50%, 9/16/27	177	23
6.02%, 9/20/30	63	7
6.13%, 8/16/29	339	44
		1,784
Collateralized Mortgage Obligations — Non Agency Collateral Series (5.5%)
Banc of America Commercial Mortgage, Inc.,
5.87%, 4/10/49	(h)900	857
5.94%, 2/10/51	(h)425	406
Bear Stearns Commercial Mortgage Securities,
5.90%, 6/11/40	(h)825	787

Citigroup Commercial Mortgage Trust,
5.89%, 12/10/49	(h)1,225	1,167
Commercial Mortgage Pass Through Certificates,
6.01%, 12/10/49	(h)1,150	1,103
Countrywide Alternative Loan Trust,
IO
0.91%, 9/25/35	7,417	167
2.18%, 3/20/46	4,431	145
2.40%, 12/20/46	14,145	544
2.56%, 2/25/37	5,081	178
2.83%, 2/20/47	8,400	342
2.86%, 3/20/47	12,197	524
3.48%, 12/20/35	(e)(h)4,803	121
3.61%, 12/20/35	(e)(h)6,452	182
3.85%, 8/25/46	(h)3,565	151
Gemsco Mortgage Pass Through Certificates,
8.70%, 11/25/10	(d)(k)1	1
Greenpoint Mortgage Funding Trust,
IO
1.30%, 8/25/45 - 10/25/45	5,737	199
Harborview Mortgage Loan Trust,
IO
3.06%, 6/19/35 - 3/19/37	(h)7,446	207
3.30%, 5/19/35	(h)4,333	89
3.75%, 7/19/47	(h)7,816	241
PO
3/19/37 - 7/19/47	6	1
Indymac Index Mortgage Loan Trust,
IO
3.33%, 7/25/35	(h)2,919	63
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	725	676
6.01%, 6/15/49	(h)1,850	1,773
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44	(h)1,250	1,210
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	500	466
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	900	832
6.10%, 2/15/51	(c)(h)950	919
Washington Mutual, Inc.,
IO
0.62%, 9/25/46	44,225	442
		13,793
Finance (8.6%)
Ace INA Holdings, Inc.,
5.60%, 5/15/15	175	169
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)1,185	1,204
American General Finance Corp.,
4.63%,5/15/09 - 9/1/10	790	768
Bank of America Corp.,
5.65%, 5/1/18	190	177
5.75%, 12/1/17	545	513
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	235	229
Bear Stearns Cos., Inc. (The),
6.40%, 10/2/17	450	446
7.25%, 2/1/18	355	371
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	(e)470	471
Capmark Financial Group, Inc.,
6.30%, 5/10/17	100	65
Catlin Insurance Co. Ltd.,
7.25%	(e)(h)(o)555	406
Chubb Corp.,
5.75%, 5/15/18	60	58
CIT Group, Inc.,
4.75%, 8/15/08	215	214
Citigroup, Inc.,
5.88%, 5/29/37	340	290

6.13%, 11/21/17	290	279
Credit Suisse/New York,
6.00%, 2/15/18	800	772
Farmers Exchange Capital,
7.05%, 7/15/28	(e)165	151
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)475	498
General Electric Capital Corp.,
4.25%, 12/1/10	(c)230	233
5.63%, 5/1/18	760	736
5.88%, 2/15/12	50	52
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	600	583
6.75%, 10/1/37	590	541
HBOS plc,
6.75%, 5/21/18	(c)(e)340	326
HSBC Finance Corp.,
4.13%, 12/15/08	100	100
5.88%, 2/1/09	290	292
6.38%, 10/15/11	570	584
6.75%, 5/15/11	235	244
8.00%, 7/15/10	150	157
Huntington National Bank (The),
4.38%, 1/15/10	250	232
iStar Financial, Inc.,
3.03%, 3/9/10	(h)705	598
JPMorgan Chase & Co.,
4.75%, 5/1/13	470	457
6.00%, 2/15/09	635	639
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	350	309
6.50%, 7/19/17	450	417
6.88%, 7/17/37	740	639
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)400	399
Nationwide Building Society,
4.25%, 2/1/10	(e)615	605
NYSE Euronext,
4.80%, 6/28/13	285	281
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	265	249
Popular North American, Inc.,
5.65%, 4/15/09	310	307
ProLogis,
6.63%, 5/15/18	70	69
Prudential Financial, Inc.,
6.63%, 12/1/37	225	213
Sovereign Bancorp, Inc.,
3.03%, 3/23/10	(h)935	836
Travelers Cos., Inc. (The),
5.80%, 5/15/18	175	171
Two-Rock Pass Through Trust,
3.66%	(e)(h)(o)315	32
Unicredit Luxembourg Finance S.A.,
2.97%, 10/24/08	(e)(h)985	984
Wachovia Capital Trust III,
5.80%, 3/15/42	(h)1,125	765
Wachovia Corp.,
5.50%, 5/1/13	100	96
Washington Mutual, Inc.,
8.25%, 4/1/10	(c)664	588
Wells Fargo & Co.,
5.63%, 12/11/17	640	620
World Financial Properties,
6.91%, 9/1/13	(e)121	121
6.95%, 9/1/13	(e)489	487
Xlliac Global Funding,
4.80%, 8/10/10	(e)630	625
		21,668

Industrials (10.7%)
America West Airlines, Inc.,
7.10%, 4/2/21	553	503
Amgen, Inc.,
5.85%, 6/1/17	360	355
ArcelorMittal,
6.13%, 6/1/18	(e)270	264
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	290	284
AstraZeneca plc,
5.90%, 9/15/17	235	241
AT&T Corp.,
8.00%, 11/15/31	(c)205	236
AT&T, Inc.,
6.15%, 9/15/34	250	234
6.30%, 1/15/38	655	621
Baxter International, Inc.,
4.63%, 3/15/15	280	267
5.38%, 6/1/18	95	94
Biogen Idec, Inc.,
6.88%, 3/1/18	360	369
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	370	366
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	215	192
7.13%, 6/15/12	520	526
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	430	434
Canadian National Railway Co.,
5.55%, 5/15/18	115	114
Comcast Cable Communications LLC,
6.75%, 1/30/11	(c)265	275
7.13%, 6/15/13	175	185
Comcast Corp.,
5.70%, 5/15/18	275	261
ConAgra Foods, Inc.,
7.00%, 10/1/28	120	124
8.25%, 9/15/30	(c)285	331
ConocoPhillips,
5.20%, 5/15/18	(c)355	351
Consumers Energy Co.,
4.80%, 2/17/09	380	381
Cooper Industries, Inc.,
5.25%, 11/15/12	295	297
Covidien International Finance S.A.,
6.00%, 10/15/17	285	289
COX Communications, Inc.,
6.25%, 6/1/18	(e)270	264
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	275	277
CVS Lease Pass Through,
6.04%, 12/10/28	(e)575	535
Daimler Finance North America LLC,
8.50%, 1/18/31	265	307
Delhaize America, Inc.,
9.00%, 4/15/31	100	118
Dell, Inc.,
5.65%, 4/15/18	(e)295	285
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	185	213
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18	(e)190	191
FBG Finance Ltd.,
5.13%, 6/15/15	(e)490	463
France Telecom S.A.,
8.50%, 3/1/31	385	467
Gaz Capital S.A.,
6.51%, 3/7/22	(c)(e)100	90
General Electric Co.,
5.25%, 12/6/17	1,405	1,353

GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	335	334
Grupo Televisa S.A.,
6.00%, 5/15/18	(c)(e)220	215
GTL Trade Finance, Inc.,
7.25%, 10/20/17	(e)145	146
Harley-Davidson Funding Corp.,
6.80%, 6/15/18	(e)200	198
Hewlett-Packard Co.,
5.50%, 3/1/18	140	137
Home Depot, Inc.,
2.90%, 12/16/09	(h)710	692
5.40%, 3/1/16	345	317
Honeywell International, Inc.,
5.30%, 3/1/18	245	242
ICI Wilmington, Inc.,
4.38%, 12/1/08	300	301
KLA-Tencor Corp.,
6.90%, 5/1/18	260	255
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	440	432
Kraft Foods, Inc.,
6.13%, 8/23/18	325	315
Kroger Co. (The),
5.00%, 4/15/13	150	148
LG Electronics, Inc.,
5.00%, 6/17/10	(e)210	207
Macy’s Retail Holdings, Inc.,
6.63%, 9/1/08	(c)120	120
Marathon Oil Corp.,
5.90%, 3/15/18	195	193
6.00%, 10/1/17	255	254
Medco Health Solutions, Inc.,
7.13%, 3/15/18	270	281
Miller Brewing Co.,
4.25%, 8/15/08	(e)570	571
Monsanto Co.,
5.13%, 4/15/18	105	103
Oracle Corp.,
5.75%, 4/15/18	380	380
Parker Hannifin Corp.,
5.50%, 5/15/18	200	201
Pearson Dollar Finance Two plc,
6.25%, 5/6/18	(e)130	129
Petro-Canada,
6.05%, 5/15/18	270	267
Philip Morris International, Inc.,
5.65%, 5/16/18	335	326
Questar Market Resources, Inc.,
6.80%, 4/1/18	300	294
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	380	382
Sprint Capital Corp.,
8.75%, 3/15/32	70	67
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	200	189
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13	(e)322	327
Telecom Italia Capital S.A.,
4.00%, 11/15/08 - 1/15/10	650	643
Telefonica Europe B.V.,
8.25%, 9/15/30	450	518
Textron Financial Corp.,
5.13%, 2/3/11	550	556
Time Warner Cable, Inc.,
6.75%, 7/1/18	265	267
Time Warner, Inc.,
2.92%, 11/13/09	(h)895	870
UnitedHealth Group, Inc.,
6.00%, 2/15/18	330	320

Valero Energy Corp.,
3.50%, 4/1/09	345	344
Verizon Communications, Inc.,
5.50%, 2/15/18	550	524
Viacom, Inc.,
6.88%, 4/30/36	475	447
Vivendi,
6.63%, 4/4/18	385	383
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	385	383
Weatherford International Ltd.,
6.00%, 3/15/18	190	188
Wyeth,
5.45%, 4/1/17	190	188
5.50%, 2/15/16	70	70
Xerox Corp.,
6.35%, 5/15/18	270	267
XTO Energy, Inc.,
5.50%, 6/15/18	320	306
Yum! Brands, Inc.,
8.88%, 4/15/11	380	411
		26,865
Mortgages — Other (15.8%)
American Home Mortgage Assets,
2.71%, 9/25/46`	(h)1,065	576
2.74%, 10/25/46	(h)1,937	1,063
2.78%, 6/25/47	(h)927	359
2.80%, 10/25/46	(h)1,025	368
American Home Mortgage Investment Trust,
2.67%, 5/25/47	(h)1,424	1,024
Banc of America Funding Corp.,
2.83%, 9/20/35	(h)326	202
Bear Stearns Mortgage Funding Trust,
2.62%, 3/25/37	(h)1,771	1,268
2.64%, 12/25/46	(h)1,861	1,352
2.65%, 3/25/37	(h)1,614	962
2.66%, 10/25/36	(h)1,614	1,133
2.68%, 9/25/46	(h)1,897	1,362
Countrywide Alternative Loan Trust,
2.65%, 5/25/47	(h)1,821	1,283
2.73%, 10/25/46	(h)1,834	1,073
2.74%, 11/20/35	(h)250	225
2.77%, 6/25/47	(h)1,333	1,010
2.78%, 12/20/46	(h)981	328
2.79%, 3/20/46	(h)637	342
2.86%, 11/20/35	(h)621	362
2.87%, 12/20/35	(h)1,626	986
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
2.63%, 2/25/47	(h)1,900	1,331
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47	(e)234	231
Downey Savings & Loan Association Mortgage Loan Trust,
2.68%, 11/19/37	(h)1,549	1,086
Greenpoint Mortgage Funding Trust,
2.65%, 4/25/47	(h)1,916	1,347
2.80%, 3/25/36	(h)784	435
GSR Mortgage Loan Trust,
2.74%, 8/25/46	(h)1,914	1,001
Harborview Mortgage Loan Trust,
2.61%, 4/19/38	(h)1,986	1,392
2.63%, 1/25/47	(h)1,394	979
2.68%, 9/19/46 - 1/25/47	(h)1,796	1,134
2.71%, 7/19/46	(h)883	506
2.73%, 8/21/36 - 9/19/46	(h)2,298	1,291
2.76%, 11/19/36	(h)1,631	955
2.77%, 7/19/45	(h)223	165
2.86%, 11/19/35	(h)455	288
Indymac Index Mortgage Loan Trust,
2.60%, 7/25/46	(h)1,130	1,078
2.69%, 11/25/36	(h)1,449	1,017
2.70%, 4/25/46	(h)1,622	1,143

Luminent Mortgage Trust,
2.68%, 10/25/46	(h)989	712
2.71%, 5/25/46	(h)698	409
2.72%, 4/25/36	(h)616	426
2.84%, 7/25/36	(h)@—	@—
Mastr Adjustable Rate Mortgages Trust,
2.73%, 4/25/46	(h)612	355
3.58%, 5/25/47	(d)(h)900	44
Residential Accredit Loans, Inc.,
2.64%, 3/25/47	(h)2,664	1,988
2.75%, 2/25/46	(h)301	212
2.78%, 5/25/47	(h)857	318
2.88%, 10/25/45	(h)1,221	760
Structured Asset Mortgage Investments, Inc.,
2.67%, 2/25/36	(h)239	177
2.71%, 7/25/46	(h)493	267
Washington Mutual Alternative Mortgage Pass Through Certificates,
2.77%, 11/25/46	(h)600	247
4.47%, 4/25/46	(h)415	299
4.49%, 8/25/46	(h)989	714
Washington Mutual, Inc.,
2.71%, 7/25/47	(h)2,543	1,449
2.73%, 12/25/45	(h)9	10
2.74%, 10/25/45	(h)62	61
2.77%, 8/25/45	(h)19	19
2.83%, 6/25/46	(h)300	137
4.47%, 5/25/46	(h)637	409
		39,670
Sovereign (0.1%)
Korea Railroad Corp.,
5.38%, 5/15/13	230	228
U.S. Treasury Securities (5.7%)
U.S. Treasury Bonds,
5.38%, 2/15/31	(c)5,400	6,002
6.13%, 8/15/29	(c)7,000	8,445
		14,447
Utilities (2.2%)
Appalachian Power Co.,
5.65%, 8/15/12	150	150
Arizona Public Service Co.,
5.80%, 6/30/14	500	476
Carolina Power & Light Co.,
5.13%, 9/15/13	340	342
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	135	120
7.88%, 4/1/13	85	91
Consolidated Natural Gas Co.,
6.25%, 11/1/11	175	181
Detroit Edison Co. (The),
6.13%, 10/1/10	295	307
E.ON International Finance B.V.,
5.80%, 4/30/18	(e)555	545
Entergy Gulf States, Inc.,
3.08%, 12/1/09	(h)215	213
3.43%, 12/8/08	(e)(h)39	39
Equitable Resources, Inc.,
6.50%, 4/1/18	85	85
Israel Electric Corp. Ltd.,
7.25%, 1/15/19	(e)335	343
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	220	215
NiSource Finance Corp.,
3.21%, 11/23/09	(h)240	233
6.80%, 1/15/19	170	167
Ohio Edison Co.,
6.40%, 7/15/16	225	225
Ohio Power Co.,
6.00%, 6/1/16	460	457
Peco Energy Co.,
5.35%, 3/1/18	230	226

Plains All American Pipeline, LP/PAA Finance Corp.,
6.70%, 5/15/36	465	444
Public Service Electric & Gas Co.,
5.00%, 1/1/13	230	231
Texas Eastern Transmission LP,
7.00%, 7/15/32	280	281
Union Electric Co.,
6.70%, 2/1/19	265	269
		5,640
Total Fixed Income Securities (Cost $306,405)		278,902

	No. of Contracts
Call Option Purchased (0.2%)
90 Day EuroDollar Call @ $96.75, expiring 9/14/09
(Cost $458)	(a)529	486

	Shares
Preferred Stock (0.2%)
Mortgages — Other (0.2%)
Home Ownership Funding Corp., 1.00% (Cost $458)	(e)2,975	441
Short-Term Investments (19.1%)
Securities held as Collateral on Loaned Securities (3.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)2,153,418	2,153

	Face Amount (000)
Short-Term Debt (3.0%)
Alliance & Leicester plc,
2.47%, 9/5/08	$ (h)277	277
Bancaja,
2.97%, 11/12/08	(h)139	139
Bank of New York Co., Inc.,
2.46%, 8/8/08	(h)139	139
BASF AG,
2.73%, 8/19/08	(h)139	139
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08	(h)555	555
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08	(h)277	277
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	2,426	2,426
First Tennessee Bank,
2.50%, 8/15/08	(h)694	694
Goldman Sachs Group, Inc.,
2.54%, 9/12/08	(h)139	139
HSBC Finance Corp.,
2.47%, 8/6/08	(h)139	139
IBM Corp.,
2.48%, 9/8/08	(h)555	555
Macquarie Bank Ltd.,
2.51%, 8/20/08	(h)278	278
Metropolitan Life Global Funding,
2.48%, 8/21/08	(h)416	416
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08	(h)555	555
Nationwide Building Society,
2.88%, 7/28/08	(h)322	322
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08	(h)194	194
2.50%, 8/14/08	(h)305	305
		7,549
		9,702

	Shares
Investment Company (12.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)31,998,924	31,999

	Face Amount (000)
U.S. Treasury Securities (2.5%)
U.S. Treasury Bills,
1.72%, 8/21/08	$ (c)5,000	4,988
1.84%, 10/9/08	(j)(r)1,375	1,368
		6,356
Total Short-Term Investments (Cost $48,061)		48,057
Total Investments + (130.4%) (Cost $355,382) — including $18,638 of Securities Loaned		327,886
Liabilities In Excess of Other Assets (-30.4%)		(76,516)
Net Assets (100%)		$251,370

(a)	Non-income producing security.
(c)

All or a portion of security on loan at June 30, 2008. At June 30, 2008, the Portfolio had loaned securities with a total value of $18,638,000. This was secured by collateral of $9,702,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $9,234,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Security was valued at fair value — At June 30, 2008, the Portfolio held approximately $45,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at June 30, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2008.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $20,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $714,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $156,215,000 and $155,039,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2008.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2008.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $355,382,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $27,496,000 of which $1,420,000 related to appreciated securities and $28,916,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
EuroDollar
CME	19	$4,599	Dec-08	$80
EuroDollar
CME	21	5,076	Mar-09	83
EuroDollar
CME	18	4,368	Sep-08	86
EuroDollar
CME	12	2,867	Jun-10	9
EuroDollar
CME	23	5,547	Jun-09	50
U.S. Treasury
2 yr. Note	3	634	Sep-08	6
5 yr. Swap	13	1,395	Sep-08	(7)
Short:
EuroDollar
CME	17	4,089	Sep-09	1
EuroDollar
CME	14	3,358	Dec-09	(22)
EuroDollar
CME	10	2,394	Mar-10	(12)
EuroDollar
CME	2	477	Sep-10	(2)
EuroDollar
CME	1	238	Dec-10	(1)
U.S. Treasury
5 yr. Note	124	13,709	Sep-08	(45)
U.S. Treasury
10 yr. Note	286	32,582	Sep-08	(89)
U.S. Treasury
Short Bond	26	3,005	Sep-08	(12)
10 yr. Swap	119	13,084	Sep-08	(71)
				$54

CME   Chicago Mercantile Exchange

Option Written:

The Portfolio had the following option(s) written open at period end:

	Number	Premium
	of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
90 EuroDollar Call @ $97.25, expiring 9/14/09	529	$263	$294

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$210	1.57%	3/20/18	$(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	275	0.70	3/20/13	(2)
Goodrich Corp., 7.63%, 12/15/12	Buy	180	0.82	3/20/18	(3)
Nordstrom, Inc., 6.95%, 3/15/28	Buy	300	1.03	3/20/18	4
Sealed Air Corp., 5.63%, 7/15/13	Buy	90	1.08	3/20/18	4
Sealed Air Corp., 5.63%, 7/15/13	Buy	270	1.12	3/20/18	12
Textron Financial Corp., 5.13%, 2/3/11	Buy	220	0.80	3/20/18	7
Yum! Brands, 8.88%, 4/15/11	Buy	380	1.18	3/20/13	(3)
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	195	0.82	3/20/18	1
Tyco International Ltd., Zero Coupon, 11/17/20	Buy	167	0.43	3/20/12	2
Tyco International Ltd., Zero Coupon, 11/17/20	Buy	333	0.43	3/20/12	4
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/2015	Buy	450	1.00	3/20/15	(3)
Goldman Sachs
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	355	3.05	3/20/13	(21)
Chubb Corp. (The), 6.00%, 11/15/11	Buy	1,550	0.10	3/20/12	26
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	735	0.59	3/20/13	(5)
Dell, Inc., 7.10%, 4/15/28	Buy	780	0.22	3/20/12	8
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	390	0.60	12/20/12	(2)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	760	0.47	3/20/18	(@—)
Dow Jones CDX North America Investment Grade Index, Series 10	Sell	1,290	1.55	12/20/17	(3)
Eaton Corp., 7.65%, 11/15/29	Buy	200	0.97	3/20/18	(2)
Eli Lilly Co., 6.57%, 1/1/15	Buy	150	0.33	3/20/13	(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	245	0.47	12/20/11	3
Hartford Financial Services Group, Inc. (The), 4.75%, 3/1/14	Buy	1,600	0.12	12/20/11	49
ProLogis, 5.50%, 3/1/13	Buy	205	3.33	3/20/13	(9)
Sealed Air Corp., 5.63%, 7/15/13	Buy	265	1.08	3/20/18	12
Sealed Air Corp., 5.63%, 7/15/13	Buy	130	1.24	3/20/18	4
Textron Financial Corp., 5.13%, 2/3/11	Buy	420	1.05	3/20/13	3
JPMorgan Chase
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,595	0.60	12/20/12	1
Nordstrom, Inc., 6.95%, 3/15/28	Buy	220	1.07	3/20/18	2
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	200	0.58	3/20/13	(1)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	255	0.63	3/20/13	(2)
Tyco International Ltd., 2.75%, 1/15/18	Buy	433	0.65	3/20/11	@—
Lehman Brothers
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	770	0.60	12/20/12	(11)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	375	0.60	12/20/12	(4)
Goodrich Corp., 7.63%, 12/15/12	Buy	245	0.45	3/20/18	3
Goodrich Corp., 7.63%, 12/15/12	Buy	175	0.46	3/20/18	2
Union Pacific Corp., 6.13%, 1/15/12	Buy	800	0.20	12/20/11	10
Merrill Lynch
Carnival Corp., 6.55%, 1/15/28	Buy	210	1.50	3/20/18	(1)
Carnival Corp., 6.55%, 1/15/28	Buy	175	1.57	3/20/18	(1)
Carnival Corp., 6.55%, 1/15/28	Buy	145	1.60	3/20/18	(1)
Eaton Corp., 7.65%, 11/15/29	Buy	275	0.92	3/20/18	(1)
UBS
Eli Lilly Co., 6.57%, 1/1/15	Buy	600	0.30	3/20/13	(2)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	170	1.73	3/20/18	(2)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	170	1.78	3/20/13	(2)
Textron Financial Corp., 5.13%, 2/3/11	Buy	225	1.00	3/20/13	2
Textron Financial Corp., 5.13%, 2/3/11	Buy	150	1.01	3/20/13	1
Textron Financial Corp., 5.13%, 2/3/11	Buy	385	1.06	3/20/13	(4)
					$73

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Bank of America	3 Month LIBOR	Pay	4.15%	6/9/13	$19,050	$(75)
	3 Month LIBOR	Pay	5.37	2/12/18	7,668	53
	3 Month LIBOR	Pay	5.59	2/19/18	10,745	160
	3 Month LIBOR	Pay	5.07	4/14/18	5,630	(24)
	3 Month LIBOR	Pay	4.98	4/15/18	3,290	(24)
	3 Month LIBOR	Pay	5.82	2/12/23	9,845	(123)
	3 Month LIBOR	Receive	6.03	2/19/23	13,870	(255)
	3 Month LIBOR	Receive	5.47	4/14/23	7,205	(20)
	3 Month LIBOR	Receive	5.38	4/15/23	3,755	(1)
Citigroup	3 Month LIBOR	Pay	3.77	4/24/13	10,500	(200)
	3 Month LIBOR	Pay	5.33	5/22/17	7,800	431
	3 Month LIBOR	Pay	5.37	5/23/17	7,800	451
	3 Month LIBOR	Pay	5.34	5/24/17	6,800	378
	3 Month LIBOR	Pay	5.24	9/27/17	5,000	293
	3 Month LIBOR	Receive	5.29	9/28/17	6,000	(374)
	3 Month LIBOR	Receive	5.00	11/13/17	2,000	(59)
	3 Month LIBOR	Receive	4.73	12/27/17	4,275	(26)
	3 Month LIBOR	Pay	4.47	1/10/18	4,000	3
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	17,600	1,044
	3 Month LIBOR	Pay	5.43	5/29/17	12,075	749
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	10,875	150
	3 Month LIBOR	Pay	5.63	2/28/18	21,380	345
	3 Month LIBOR	Receive	6.04	2/25/23	27,435	(508)
	3 Month LIBOR	Receive	5.96	2/27/23	13,955	(229)
JPMorgan Chase	3 Month LIBOR	Pay	4.07	5/6/13	14,560	(53)
	3 Month LIBOR	Pay	4.27	6/2/13	5,185	(28)
	3 Month LIBOR	Pay	5.37	5/23/17	3,300	192
	3 Month LIBOR	Pay	5.34	5/24/17	4,550	254
	3 Month LIBOR	Pay	5.45	5/29/17	11,425	725
	3 Month LIBOR	Pay	5.44	8/20/17	2,300	177
	3 Month LIBOR	Pay	5.09	9/11/17	7,000	336
	3 Month LIBOR	Receive	5.23	9/27/17	5,100	(297)
	3 Month LIBOR	Receive	5.30	9/28/17	5,550	(351)
	3 Month LIBOR	Pay	5.25	10/11/17	5,500	285
	3 Month LIBOR	Receive	5.02	11/13/17	3,000	(93)
	3 Month LIBOR	Pay	4.48	1/8/18	3,500	4
	3 Month LIBOR	Receive	4.24	1/22/18	3,475	67
	3 Month LIBOR	Receive	4.52	2/19/18	3,500	(7)
	3 Month LIBOR	Receive	4.62	2/22/18	4,500	(46)
	3 Month LIBOR	Receive	4.41	5/1/18	21,290	396
Merrill Lynch	3 Month LIBOR	Pay	5.00	4/15/18	4,385	(30)
	3 Month LIBOR	Receive	5.40	4/15/23	5,275	(4)
						$3,666

LIBOR   London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (124.5%)
Agency Adjustable Rate Mortgages (4.8%)
Federal Home Loan Mortgage Corp.,
5.30%, 4/1/37	$9,784	$9,849
5.61%, 3/1/37	10,723	10,868
5.69%, 1/1/37	14,316	14,603
5.85%, 10/1/36	10,213	10,451
Federal National Mortgage Association,
4.73%, 6/1/36	9,962	10,049
5.94%, 5/1/36	12,616	12,804
5.96%, 7/1/36	9,576	9,729
5.98%, 7/1/36	2,368	2,408
5.99%, 4/1/36	8,982	9,147
6.00%, 8/1/36	1,222	1,244
Government National Mortgage Association,
5.13%, 10/20/25 - 12/20/27	1,354	1,361
5.38%, 1/20/25 - 1/20/28	8,012	8,117
5.63%, 7/20/25 - 9/20/27	892	902
		101,532
Agency Fixed Rate Mortgages (42.8%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 10/1/10 - 11/1/20	967	1,095
10.50%, 9/1/09 - 10/1/20	180	199
11.00%, 12/1/10 - 9/1/20	221	248
11.25%, 10/1/11 - 12/1/15	101	112
11.50%, 1/1/11 - 12/1/11	2	2
11.75%, 4/1/19	6	6
12.00%, 10/1/09 - 2/1/15	7	8
13.00%, 6/1/19	2	3
14.75%, 3/1/10	@—	1
Gold Pools:
5.50%, 1/1/37 - 10/1/37	118,647	117,024
6.00%, 8/1/37	115	117
6.50%, 3/1/16 - 8/1/33	1,297	1,350
7.00%, 2/1/28 - 7/1/32	1,744	1,844
7.50%, 8/1/17 - 10/1/32	9,466	10,224
8.00%, 11/1/25 - 12/1/31	2,817	3,053
8.50%, 3/1/20 - 8/1/31	5,624	6,238
9.00%, 7/1/17	416	455
9.50%, 1/1/21 - 12/1/22	436	484
10.00%, 6/1/17 - 3/1/21	312	356
10.50%, 11/1/15 - 4/1/21	139	155
July TBA
5.00%, 7/15/38	(i)92,900	89,024
5.50%, 7/15/38	(i)65,100	64,134
6.00%, 7/15/38	(i)140,500	141,927
6.50%, 7/15/38	(i)31,200	32,160
Federal National Mortgage Association,
Conventional Pools:
5.00%, 4/1/36 - 11/1/37	33,651	32,302
5.50%, 6/1/35 - 8/1/37	801	791
6.50%, 11/1/23 - 1/1/34	22,368	23,247
7.00%, 11/1/13 - 4/1/36	45,389	47,978
7.50%, 11/1/22 - 8/1/37	32,217	34,522
8.00%, 2/1/12 - 10/1/32	17,190	18,615

8.50%, 1/1/15 - 5/1/32	15,387	16,950
9.00%, 12/1/08 - 1/1/22	576	628
9.50%, 11/1/13 - 4/1/30	3,716	4,112
10.00%, 9/1/10 - 10/1/25	655	739
10.50%, 5/1/12 - 7/1/25	534	608
11.00%, 7/1/20 - 11/1/20	75	85
11.50%, 1/1/13 - 2/1/20	132	149
12.00%, 11/1/15	153	172
12.50%, 9/1/15 - 2/1/16	18	20
July TBA
4.50%, 7/25/23	(i)49,300	47,651
5.00%, 7/25/23 - 7/25/38	(i)81,950	79,989
5.50%, 7/25/37	(i)44,600	43,966
6.50%, 7/25/36	(i)27,950	28,775
7.00%, 7/25/38	(i)24,350	25,529
Government National Mortgage Association,
Various Pools:
9.00%, 12/15/21 - 11/15/24	1,718	1,885
9.50%, 8/15/09 - 12/15/19	1,566	1,726
10.00%, 11/15/09 - 1/15/26	10,631	11,943
10.50%, 9/15/15 - 4/15/25	1,220	1,380
11.00%, 12/15/09 - 2/15/25	2,506	2,798
11.50%, 4/15/13 - 4/20/19	77	86
12.00%, 3/15/11 - 11/15/19	1,243	1,408
12.50%, 6/15/10	4	5
		898,278
Asset Backed Corporates (13.7%)
ACE Securities Corp.,
2.80%, 5/25/34	(h)1,861	1,347
American Express Credit Account Master Trust,
2.47%, 10/15/12	(h)13,950	13,822
Argent Securities, Inc.,
2.53%, 10/25/36	(h)7,250	7,048
Bear Stearns Asset Backed Securities Trust,
2.58%, 1/25/37	(h)6,874	6,344
2.70%, 3/25/35	(h)276	275
Capital Auto Receivables Asset Trust,
2.48%, 4/15/11	(h)14,725	14,646
2.53%,7/15/10 - 5/15/11	(h)35,893	35,774
Capital One Multi-Asset Execution Trust,
5.75%, 7/15/20	13,450	13,168
Carrington Mortgage Loan Trust,
2.60%, 2/25/37	(h)6,884	6,661
Citibank Credit Card Issuance Trust,
2.79%, 3/22/12	(h)15,075	14,937
Citicorp Residential Mortgage Securities, Inc.,
2.56%, 9/25/36	(h)22	22
Citigroup Mortgage Loan Trust, Inc.,
2.55%, 1/25/37	(h)9,100	6,978
2.89%, 10/25/34	(h)34	32
Conti Mortgage Home Equity Loan Trust,
8.10%, 8/15/25	79	66
Countrywide Asset Backed Certificates,
2.63%, 5/25/36	(h)1,583	1,559
First Franklin Mortgage Loan Asset Backed Certificates,
2.53%, 7/25/36	(h)3,402	3,362
2.55%, 2/25/36	(h)372	371
Ford Credit Auto Owner Trust,
2.48%, 4/15/10	(h)17,749	17,731
Fremont Home Loan Trust,
2.53%, 10/25/36	(h)8,672	8,154
GSAMP Trust,
2.55%, 1/25/37	(h)5,724	5,527
2.60%, 3/25/47	(h)10,712	10,198

Lehman XS Trust,
2.78%, 2/25/46	(h)7,734	3,360
MBNA Master Credit Card Trust,
5.90%, 8/15/11	19,530	19,887
7.80%, 10/15/12	15,505	16,558
Nationstar Home Equity Loan Trust,
2.55%, 9/25/36	(h)14	14
Novastar Home Equity Loan,
2.55%, 11/25/36	(h)13	13
Residential Asset Mortgage Products, Inc.,
2.55%, 8/25/36	(h)5,693	5,610
2.57%, 10/25/36	(h)5,142	4,968
Securitized Asset Backed Receivables LLC Trust,
2.56%, 11/25/36	(h)9,240	9,008
2.59%, 2/25/37	(h)6,238	5,872
2.61%, 5/25/37	(h)10,142	9,414
SLM Student Loan Trust,
2.91%, 10/27/14	(h)11,083	11,048
Soundview Home Equity Loan Trust,
2.59%, 2/25/37	(h)12,001	10,926
Structured Asset Securities Corp.,
2.57%, 2/25/37	(h)8,379	8,226
Terwin Mortgage Trust,
2.59%, 4/25/37	(e)(h)1,301	1,286
TXU Electric Delivery Transition Bond Co. LLC,
4.81%, 11/17/14	3,115	3,100
Washington Mutual Asset Backed Certificates,
2.59%, 4/25/37	(c)(h)9,709	9,095
		286,407
Collateralized Mortgage Obligations — Agency Collateral Series (2.8%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO REMIC
5.03%, 8/15/30	182	15
IO
6.00%, 5/1/31	5,683	1,287
7.50%, 12/1/29	328	48
8.00%, 1/1/28 - 6/1/31	2,290	266
Federal National Mortgage Association,
48.77%, 9/25/20	(h)44	73
Inv Fl IO REMIC
1.37%, 3/25/36	49,079	1,319
3.28%, 8/25/34	118,936	3,015
3.92%, 7/25/34	6,964	460
5.72%, 10/25/28	4,286	212
6.02%, 7/25/30	3,433	386
6.07%, 10/18/30	2,139	179
60.75%, 9/25/22	80	112
IO
6.50%, 9/1/29 - 2/1/32	6,944	1,758
7.00%, 4/1/32	4,324	450
8.00%, 4/1/24 - 12/1/31	7,676	907
8.50%, 10/1/25	238	80
9.00%, 11/1/26	373	112
IO REMIC
6.00%, 8/25/32 - 7/25/33	3,896	729
6.50%, 2/25/33 - 6/25/33	14,545	3,132
IO PAC REMIC
8.00%, 9/18/27	1,286	278
Government National Mortgage Association,
Inv Fl IO
5.68%, 5/16/31	5,530	750
5.73%, 8/16/31	1,813	210
6.13%, 8/16/29	279	40
PAC
6.00%, 6/20/38	42,000	43,116
		58,934

Collateralized Mortgage Obligation — Non Agency Collateral Series (11.5%)
Banc of America Commercial Mortgage, Inc.,
5.41%, 9/10/47	9,470	9,012
5.49%, 2/10/51	10,300	9,586
5.87%, 4/10/49	(h)8,525	8,123
5.94%, 2/10/51	(h)12,500	11,929
Bear Stearns Commercial Mortgage Securities,
5.90%, 6/11/40	(h)7,925	7,555
Bear Stearns Structured Products, Inc.,
IO
0.54%, 1/27/37	(k)162,239	811
0.56%, 3/27/36	(e)(k)128,544	201
0.86%, 6/26/36	(e)(k)198,391	694
0.89%, 1/27/37	(e)(k)163,748	737
1.37%, 3/27/36	(e)(k)86,140	14
2.97%, 4/25/37	(e)(k)240,644	3,008
Citigroup Commercial Mortgage Trust,
5.89%, 12/10/49	(h)9,400	8,952
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(h)10,650	10,189
Commercial Mortgage Pass Through Certificates,
6.01%, 12/10/49	(h)6,550	6,283
Countrywide Alternative Loan Trust,
2.20%, 5/25/47	(e)(k)54,062	945
2.72%, 2/25/47	(e)(k)138,649	1,590
IO
2.18%, 3/20/46	50,782	1,666
2.40%, 12/20/46	119,287	4,590
2.56%, 2/25/37	59,439	2,080
2.86%, 3/20/47	101,588	4,366
3.48%, 12/20/35	(e)(h)51,772	1,305
3.61%, 12/20/35	(e)(h)75,255	2,118
Credit Suisse Mortgage Capital Certificates,
5.91%, 6/15/39	(h)10,815	10,305
Greenpoint Mortgage Funding Trust,
IO
1.30%, 8/25/45 - 10/25/45	69,377	2,410
Greenwich Capital Commercial Funding Corp.,
5.74%, 12/10/49	(c)7,350	6,963
GS Mortgage Securities Corp.,
IO
3.88%, 8/25/35	(e)(h)21,152	357
Harborview Mortgage Loan Trust,
IO
3.06%, 6/19/35	(h)40,401	890
3.09%, 3/19/37	(h)48,950	1,568
3.30%, 5/19/35	(h)50,397	1,031
PO
3/19/37	66	9
Indymac Index Mortgage Loan Trust,
IO
3.33%, 7/25/35	(h)34,346	746
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	10,700	9,974
5.94%, 2/12/49	(h)13,400	12,770
6.01%, 6/15/49	(h)15,650	15,002
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	2	@—
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44	(h)10,575	10,236

Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	9,525	8,981
5.43%, 2/15/40	7,425	6,919
5.86%, 7/15/40	(h)11,500	11,005
5.87%, 9/15/45	(h)13,975	13,362
Residential Accredit Loans, Inc.,
3.42%, 5/25/47	(e)(k)160,433	3,008
3.44%, 3/25/47	(e)(k)94,024	1,704
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	7,725	7,147
5.68%, 5/15/46	12,000	11,334
6.10%, 2/15/51	(h)10,550	10,203
		241,678
Finance (8.3%)
Ace INA Holdings, Inc.,
5.60%, 5/15/15	1,425	1,374
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)9,957	10,118
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	2,415	2,386
Bank of America Corp.,
5.65%, 5/1/18	1,325	1,239
5.75%, 12/1/17	4,725	4,445
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	1,865	1,820
Bear Stearns Cos., Inc. (The),
5.55%, 1/22/17	(c)3,665	3,393
7.25%, 2/1/18	2,620	2,739
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	(e)3,845	3,850
Capmark Financial Group, Inc.,
5.88%, 5/10/12	3,680	2,598
6.30%, 5/10/17	1,495	968
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)4,980	3,640
Chubb Corp.,
5.75%, 5/15/18	475	461
Citigroup, Inc.,
5.88%, 5/29/37	2,815	2,401
8.40%	(h)(o)3,825	3,641
Credit Suisse/New York,
6.00%, 2/15/18	6,580	6,347
Farmers Exchange Capital,
7.05%, 7/15/28	(e)100	92
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)6,970	7,306
General Electric Capital Corp.,
4.25%, 12/1/10	(c)2,180	2,203
5.63%, 5/1/18	8,710	8,439
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	4,920	4,782
6.75%, 10/1/37	4,765	4,372
HBOS plc,
6.75%, 5/21/18	(c)(e)2,800	2,683
HSBC Finance Corp.,
4.13%, 12/15/08	10	10
5.88%, 2/1/09	9,960	10,031
6.38%, 10/15/11	60	61
6.75%, 5/15/11	735	764
8.00%, 7/15/10	1,100	1,151
JPMorgan Chase & Co.,
4.75%, 5/1/13	1,575	1,532
6.00%, 2/15/09	7,660	7,706

Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	2,775	2,453
6.50%, 7/19/17	3,645	3,378
6.88%, 7/17/37	6,060	5,231
Magnolia Federal Bank,
9.36%, (expired maturity)	(d)(k)17	17
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)4,615	4,598
Met Life, Inc.,
6.13%, 12/1/11	45	47
Nationwide Building Society,
4.25%, 2/1/10	(e)5,000	4,915
NYSE Euronext,
4.80%, 6/28/13	2,345	2,315
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	3,015	2,837
ProLogis,
6.63%, 5/15/18	560	553
Prudential Financial, Inc.,
6.63%, 12/1/37	1,840	1,742
SLM Corp.,
4.00%, 1/15/10	(c)3,595	3,350
Travelers Cos., Inc. (The),
5.80%, 5/15/18	1,445	1,409
Two-Rock Pass Through Trust,
3.66%	(e)(h)(o)2,930	297
Unicredit Luxembourg Finance S.A.,
2.97%, 10/24/08	(e)(h)8,220	8,215
Wachovia Capital Trust Ill,
5.80%, 3/15/42	(h)9,055	6,161
Wachovia Corp.,
5.50%, 5/1/13	(c)1,095	1,049
Washington Mutual Bank/Henderson N.V.,
5.50%, 1/15/13	25	20
Washington Mutual, Inc.,
8.25%, 4/1/10	(c)5,330	4,719
Wells Fargo & Co.,
5.63%, 12/11/17	5,230	5,069
World Financial Properties,
6.91%, 9/1/13	(e)966	965
6.95%, 9/1/13	(e)6,091	6,068
Xlliac Global Funding,
4.80%, 8/10/10	(e)5,360	5,320
		173,280
Industrials (12.7%)
America West Airlines, Inc.,
7.10%, 4/2/21	42	38
Amgen, Inc.,
5.85%, 6/1/17	2,985	2,945
ArcelorMittal,
6.13%, 6/1/18	(e)2,340	2,291
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	2,330	2,277
ArvinMeritor, Inc.,
8.75%, 3/1/12	2,915	2,580
AstraZeneca plc,
5.90%, 9/15/17	1,925	1,977
AT&T Corp.,
8.00%, 11/15/31	(c)5,300	6,102
AT&T, Inc.,
6.15%, 9/15/34	3,110	2,915
Baxter International, Inc.,
4.63%, 3/15/15	2,325	2,216
5.38%, 6/1/18	750	743
Biogen Idec, Inc.,
6.88%, 3/1/18	2,910	2,986

Bristol-Myers Squibb Co.,
5.45%, 5/1/18	3,035	3,000
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	1,605	1,436
7.13%, 6/15/12	4,680	4,730
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	3,605	3,639
Canadian National Railway Co.,
5.55%, 5/15/18	940	929
Comcast Cable Communications LLC,
6.75%, 1/30/11	(c)2,515	2,607
7.13%, 6/15/13	1,000	1,055
Comcast Corp.,
5.70%, 5/15/18	2,385	2,267
ConAgra Foods, Inc.,
7.00%, 10/1/28	1,505	1,554
8.25%, 9/15/30	1,920	2,230
ConocoPhillips,
5.20%, 5/15/18	(c)2,910	2,873
Consumers Energy Co.,
4.00%, 5/15/10	1,410	1,400
4.80%, 2/17/09	4,355	4,368
Cooper Industries, Inc.,
5.25%, 11/15/12	3,490	3,508
Covidien International Finance S.A.,
6.00%, 10/15/17	2,375	2,408
COX Communications, Inc.,
6.25%, 6/1/18	(e)2,180	2,132
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	2,275	2,287
CVS Lease Pass Through,
6.04%, 12/10/28	(e)4,796	4,466
Daimler Finance North America LLC,
7.20%, 9/1/09	25	26
8.50%, 1/18/31	2,320	2,690
Delhaize America, Inc.,
9.00%, 4/15/31	4,586	5,413
Dell, Inc.,
5.65%, 4/15/18	(e)2,455	2,373
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	1,470	1,691
Dr Pepper Snapple Group, Inc.,
6.82%, 5/1/18	(e)1,585	1,594
Echostar DBS Corp.,
6.38%, 10/1/11	4,150	4,015
6.63%, 10/1/14	545	505
FBG Finance Ltd.,
5.13%, 6/15/15	(e)3,825	3,616
Fiserv, Inc.,
6.80%, 11/20/17	3,620	3,668
France Telecom S.A.,
8.50%, 3/1/31	3,495	4,242
Gaz Capital S.A.,
6.51%, 3/7/22	(e)575	517
General Electric Co.,
5.25%, 12/6/17	12,215	11,764
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	2,760	2,755
Grupo Televisa S.A.,
6.00%, 5/15/18	(c)(e)1,450	1,417
GTL Trade Finance, Inc.,
7.25%, 10/20/17	(e)1,175	1,182
Harley-Davidson Funding Corp.,
6.80%, 6/15/18	(e)1,645	1,628

Hewlett Packard Co.,
5.50%, 3/1/18	1,135	1,114
Home Depot, Inc.,
2.90%, 12/16/09	(h)5,975	5,822
5.40%, 3/1/16	2,815	2,589
Honeywell International, Inc.,
5.30%, 3/1/18	2,020	1,994
Hospira, Inc.,
3.28%, 3/30/10	(h)5,425	5,262
Husky Oil Co.,
8.90%, 8/15/28	(h)3,045	3,062
ICI Wilmington, Inc.,
4.38%, 12/1/08	2,040	2,043
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	2,365	2,058
KLA-Tencor Corp.,
6.90%, 5/1/18	2,120	2,082
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	3,560	3,494
Kraft Foods, Inc.,
6.13%, 8/23/18	2,665	2,586
Kroger Co. (The),
6.40%, 8/15/17	1,080	1,103
LG Electronics, Inc.,
5.00%, 6/17/10	(e)2,765	2,722
Macy’s Retail Holdings, Inc.,
5.95%, 11/1/08	705	704
6.63%, 9/1/08	1,695	1,697
Marathon Oil Corp.,
5.90%, 3/15/18	1,565	1,549
6.00%, 10/1/17	2,040	2,032
Medco Health Solutions, Inc.,
7.13%, 3/15/18	2,160	2,247
MGM Mirage,
6.00%, 10/1/09	(c)2,075	2,052
Miller Brewing Co.,
4.25%, 8/15/08	(e)4,765	4,772
Monsanto Co.,
5.13%, 4/15/18	840	825
Nine Dragons Paper Holdings Ltd.,
7.88%, 4/29/13	(e)3,250	3,194
Oracle Corp.,
5.75%, 4/15/18	3,170	3,173
Parker Hannifin Corp.,
5.50%, 5/15/18	1,635	1,643
Pearson Dollar Finance Two plc,
6.25%, 5/6/18	(c)(e)1,035	1,025
Petro-Canada,
6.05%, 5/15/18	2,210	2,182
Philip Morris International, Inc.,
5.65%, 5/16/18	2,730	2,658
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	2,540	2,102
Questar Market Resources, Inc.,
6.80%, 4/1/18	3,235	3,166
Reynolds American, Inc.,
6.50%, 7/15/10	2,540	2,591
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	3,105	3,120
Sprint Capital Corp.,
8.75%, 3/15/32	2,655	2,535
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	1,655	1,564

Systems 2001 Asset Trust LLC,
6.66%, 9/15/13	(e)4,755	4,826
Telecom Italia Capital S.A.,
4.00%, 11/15/08 - 1/15/10	5,345	5,275
Telefonica Europe B.V.,
8.25%, 9/15/30	3,700	4,259
Time Warner, Inc.,
2.92%, 11/13/09	(h)7,390	7,184
Time Warner Cable, Inc.,
6.75%, 7/1/18	2,165	2,183
Union Pacific Corp.,
5.45%, 1/31/13	6,135	6,157
UnitedHealth Group, Inc.,
6.00%, 2/15/18	3,500	3,392
Verizon Communications, Inc.,
5.50%, 2/15/18	3,470	3,307
Verizon New England, Inc.,
6.50%, 9/15/11	2,100	2,160
Viacom, Inc.,
6.88%, 4/30/36	3,720	3,504
Vivendi,
6.63%, 4/4/18	4,705	4,678
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	3,160	3,146
Weatherford International Ltd.,
6.00%, 3/15/18	1,530	1,513
Wyeth,
5.45%, 4/1/17	1,510	1,492
5.50%, 2/15/16	595	599
Xerox Corp.,
6.35%, 5/15/18	2,250	2,225
XTO Energy, Inc.,
5.50%, 6/15/18	2,635	2,521
Yum! Brands, Inc.,
8.88%, 4/15/11	3,140	3,396
		265,634
Mortgages — Other (20.7%)
American Express, Inc.,
9.63%, 12/25/12	(d)18	18
American Home Mortgage Assets,
2.67%, 10/25/46 - 6/25/47	(h)37,969	26,902
2.71%, 5/25/46 - 9/25/46	(h)18,092	9,959
2.72%, 6/25/47	(h)3,199	2,097
2.78%, 6/25/47	(h)8,075	3,131
2.80%, 10/25/46	(h)8,344	2,993
American Home Mortgage Investment Trust,
2.67%, 5/25/47	(h)18,468	13,278
American Housing Trust,
9.55%, 9/25/20	26	26
Banc of America Funding Corp.,
2.83%, 9/20/35	(h)3,600	2,228
Bear Stearns Mortgage Funding Trust,
2.65%, 3/25/37	(h)9,402	5,605
2.68%, 9/25/46	(h)88	63
2.69%, 12/25/36	(h)15,710	11,347
Bear Stearns Structured Products, Inc.,
6.50%, 3/27/36	(e)(k)299	150
Countrywide Alternative Loan Trust,
2.65%, 5/25/47	(h)15,291	10,771
2.67%, 10/25/46	(h)15,245	10,814
2.71%, 7/25/46 - 6/25/47	(h)23,841	13,262
2.74%, 11/20/35	(h)2,768	2,500
2.75%, 5/20/46 - 7/25/46	(h)13,228	7,115
2.77%, 11/20/35	(h)1,932	1,697
2.78%, 12/20/46 - 5/25/47	(h)9,999	3,590
2.98%, 6/25/47	(h)8,315	3,492
5.23%, 2/25/36	(h)10,903	7,305

Countrywide Home Loan Mortgage Pass Through Trust,
2.75%, 4/25/46	(h)6,657	3,671
2.78%, 4/25/46	(h)58	32
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
2.63%, 2/25/47	(h)16,187	11,338
4.36%, 2/25/47	(h)6,296	2,833
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47	(e)1,318	1,301
Downey Savings & Loan Association Mortgage Loan Trust,
2.68%, 11/19/37	(h)12,734	8,925
4.47%, 4/19/47	(h)8,392	6,034
Federal Home Loan Mortgage Corp.,
Inv Fl
2.92%, 10/15/36	(h)4,835	4,731
PAC REMIC
9.50%, 4/15/20	3	3
Federal National Mortgage Association,
REMIC
7.00%, 9/25/32	2,829	2,995
Greenpoint Mortgage Funding Trust,
2.65%, 4/25/47	(h)13,415	9,425
2.80%, 3/25/36	(h)9,666	5,366
GSR Mortgage Loan Trust,
2.67%, 8/25/46	(h)101	73
2.74%, 8/25/46	(h)14,837	7,759
Harborview Mortgage Loan Trust,
2.61%, 4/19/38	(h)9,987	6,997
2.63%, 1/25/47	(h)11,061	7,768
2.66%, 11/19/36	(h)18,612	13,137
2.68%, 9/19/46 - 1/25/47	(h)17,472	10,801
2.69%, 11/19/36	(h)13,991	9,888
2.71%, 7/19/46	(h)9,268	5,312
2.72%, 11/19/36 - 3/19/37	(h)4,947	2,674
2.73%, 8/21/36 - 9/19/46	(h)22,812	12,734
2.82%, 1/19/36	(h)41	25
2.86%, 11/19/35	(h)5,010	3,175
Indymac Index Mortgage Loan Trust,
2.58%, 2/25/37	(h)10,790	9,292
2.60%, 7/25/46	(h)11,713	11,178
2.69%, 11/25/36	(h)15,967	11,202
2.73%, 6/25/47	(h)85	47
2.76%, 7/25/35	(h)2,595	1,858
2.86%, 10/25/36	(h)6,746	4,345
Luminent Mortgage Trust,
2.70%, 12/25/36	(h)16,437	9,115
2.72%, 4/25/36	(h)6,945	4,802
2.76%, 2/25/46	(h)60	33
Mastr Adjustable Rate Mortgages Trust,
2.73%, 4/25/46	(h)48	28
4.47%, 4/25/46	(h)3,398	1,189
Mid-State Trust,
8.33%, 4/1/30	66	65
Residential Accredit Loans, Inc.,
2.62%, 3/25/37	(h)12,414	8,760
2.64%, 2/25/37 - 3/25/47	(h)37,764	27,457
2.68%, 5/25/47	(h)26,933	18,528
2.71%, 6/25/46	(h)1,533	830
2.75%, 2/25/46	(h)3,136	2,212
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	97	97
Structured Adjustable Rate Mortgage Loan Trust,
2.78%, 9/25/34	(h)895	792

Structured Asset Mortgage Investments, Inc.,
2.67%, 2/25/36	(h)4,422	3,278
2.74%, 5/25/46	(h)4,061	2,288
2.75%, 4/25/36	(h)11,642	6,516
2.76%, 7/25/46	(h)9,095	3,549
Washington Mutual Alternative Mortgage Pass Through Certificates,
2.67%, 7/25/46	(h)461	324
2.68%, 12/25/46	(h)11,544	6,416
2.77%, 11/25/46	(h)6,234	2,569
2.78%, 10/25/46	(h)8,540	3,364
4.47%, 4/25/46	(h)9,776	7,052
4.49%, 8/25/46	(h)9,888	7,135
Washington Mutual, Inc.,
2.73%, 12/25/45	(h)119	119
2.74%, 10/25/45	(h)689	678
2.75%, 4/25/45	(h)38	24
2.77%, 8/25/45	(h)209	207
2.84%, 7/25/45	(h)26	17
4.47%, 5/25/46	(h)5,629	3,617
434,323
Sovereign (1.6%)
Government of Argentina,
8.28%, 12/31/33	4,202	3,221
Government of Japan,
1.00%, 6/15/09	JPY	2,288,000	21,602
Korea Railroad Corp.,
5.38%, 5/15/13	$1,530	1,517
Mexican Bonos,
9.50%, 12/18/14	MXN	75,635	7,510
33,850
U.S. Treasury Securities (3.0%)
U.S. Treasury Bonds,
4.50%, 2/15/36	$	(c)20,600	20,460
5.38%, 2/15/31	(c)38,800	43,123
63,583
Utilities (2.6%)
Appalachian Power Co.,
5.65%, 8/15/12	1,395	1,397
Arizona Public Service Co.,
5.80%, 6/30/14	3,935	3,743
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	1,130	1,006
7.88%, 4/1/13	730	782
Colorado Interstate Gas Co.,
6.80%, 11/15/15	2,129	2,185
Consolidated Natural Gas Co.,
6.25%, 11/1/11	1,760	1,818
Detroit Edison Co. (The),
6.13%, 10/1/10	2,590	2,697
E.ON International Finance B.V.,
5.80%, 4/30/18	(e)4,585	4,506
Entergy Gulf States, Inc.,
3.08%, 12/1/09	(h)1,995	1,973
3.43%, 12/8/08	(e)(h)1,957	1,956
Equitable Resources, Inc.,
6.50%, 4/1/18	1,985	1,991
Israel Electric Corp. Ltd.,
7.25%, 1/15/19	(e)2,730	2,792
Kinder Morgan Finance Co.,
5.70%, 1/5/16	3,970	3,553
NiSource Finance Corp.,
3.21%, 11/23/09	(h)2,785	2,708
6.80%, 1/15/19	1,400	1,376
7.88%, 11/15/10	3,590	3,725

Ohio Edison Co.,
6.40%, 7/15/16	2,370	2,368
Ohio Power Co.,
6.00%, 6/1/16	3,605	3,582
Peco Energy Co.,
5.35%, 3/1/18	1,830	1,794
Plains All American Pipeline, LP/PAA Finance Corp.,
6.70%, 5/15/36	3,635	3,470
Public Service Electric & Gas Co.,
5.00%, 1/1/13	20	20
Texas Eastern Transmission LP,
7.00%, 7/15/32	2,295	2,307
Union Electric Co.,
6.40%, 6/15/17	3,495	3,494
		55,243
Total Fixed Income Securities (Cost $2,937,992)		2,612,742

	No. of
	Contracts
Call Option Purchased (0.2%)
90 Day EuroDollar Call @ $96.75, expiring 9/14/09
Cost $3,802)	(a)4,408	4,050

	Shares
Preferred Stocks (0.5%)
Mortgages — Other (0.5%)
Harborview NIM Corp., 2.21%	(e)(k)4,393,041	356
Home Ownership Funding Corp. 1.00%	(e)64,625	9,588
Total Preferred Stocks (Cost $12,784)		9,944
Short-Term Investments (5.0%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)8,670,827	8,671

	Face
	Amount
	(000)
Short-Term Debt (1.4%)
Alliance & Leicester plc,
2.47%, 9/5/08	$ (h)1,117	1,117
Bancaja,
2.97%, 11/12/08	(h)559	559
Bank of New York Co., Inc.,
2.46%, 8/8/08	(h)559	559
BASF AG,
2.73%, 8/19/08	(h)559	559
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08	(h)2,235	2,235
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08	(h)1,117	1,117
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	9,767	9,767
First Tennessee Bank,
2.50%, 8/15/08	(h)2,793	2,793
Goldman Sachs Group, Inc.,
2.54%, 9/12/08	(h)559	559
HSBC Finance Corp.,
2.47%, 8/6/08	(h)559	559
IBM Corp.,
2.48%, 9/8/08	(h)2,235	2,235
Macquarie Bank Ltd.,
2.51%, 8/20/08	(h)1,117	1,117
Metropolitan Life Global Funding,
2.48%, 8/21/08	(h)1,676	1,676

National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08	(h)2,235	2,235
Nationwide Building Society,
2.88%, 7/28/08	(h)1,296	1,296
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08	(h)782	782
2.50%, 8/14/08	(h)1,229	1,229
		30,394
		39,065

	Shares
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)51,914,894	51,915

	Face
	Amount
	(000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill,
1.84%, 10/9/08	$ (c)(j)(r)14,075	14,004
Total Short-Term Investments (Cost $104,988)		104,984
Total Investments + (130.2%) (Cost $3,059,566) — including $39,031 of Securities Loaned		2,731,720
Liabilities In Excess of Other Assets (-30.2%)		(633,096)
Net Assets (100%)		$2,098,624

(a)	Non-income producing security.
(c)

All or a portion of security on loan at June 30, 2008. At June 30, 2008, the Portfolio had loaned securities with a total value of $39,031,000. This was secured by collateral of $39,064,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $774,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Security was valued at fair value — At June 30, 2008, the Portfolio held approximately $35,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at June 30, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2008.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $109,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $4,026,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Morgan Stanley Institutional Liquidity Money Market Portfolio were $1,065,240,000 and $1,235,599,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2008.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2008.
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $3,059,566,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $327,846,000 of which $16,720,000 related to appreciated securities and $344,566,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	19,754	$31,033	8/14/08	USD	30,550	$30,550	$(483)

EUR	Euro
USD	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

					Net
					Unrealized
		Number			Appreciation
		of	Value	Expiration	(Depreciation)
		Contracts	(000)	Date	(000)
Long:
	EuroDollar
	CME	262	$63,581	Sep-08	$1,507
	EuroDollar
	CME	257	62,207	Dec-08	1,331
	EuroDollar
	CME	322	77,827	Mar-09	1,590
	EuroDollar
	CME	354	85,376	Jun-09	776
	EuroDollar
	CME	39	9,319	Jun-10	30
	U.S. Treasury
	Long Bond	280	32,366	Sep-08	332

Short:
	EuroDollar
	CME	253	60,856	Sep-09	20
	EuroDollar
	CME	214	51,325	Dec-09	(330)
	EuroDollar
	CME	245	58,644	Mar-10	(304)
	EuroDollar
	CME	169	40,326	Sep-10	(140)
	EuroDollar
	CME	142	33,842	Dec-10	(102)
	U.S. Treasury
	2 yr. Note	634	133,903	Sep-08	(60)
	U.S. Treasury
	5 yr. Note	1,441	159,309	Sep-08	(593)
	U.S. Treasury
	10 yr. Note	3,156	359,537	Sep-08	(859)
	10 yr. Swap	450	49,479	Sep-08	(166)
					$3,032

CME	Chicago Mercantile Exchange

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number	Premiums
	of	Received	Value
	Contracts	(000)	(000)
Call Options Written
90 Day EuroDollar Call @ $97.25 expiring 9/14/09	4,408	$2,204	$2,452

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$1,680	1.57%	3/20/18	$(6)
Gap, Inc. (The), 8.80%, 12/15/08	Buy	7,950	1.19	3/20/12	(111)
Goodrich Corp., 7.63%, 12/15/12	Buy	2,215	0.70	3/20/13	(19)
Goodrich Corp., 7.63%, 12/15/12	Buy	1,425	0.82	3/20/18	(23)
Nordstrom, Inc., 6.95%, 3/15/28	Buy	2,200	1.03	3/20/18	27
Sealed Air Corp., 5.63%, 7/15/13	Buy	700	1.08	3/20/18	32
Sealed Air Corp., 5.63%, 7/15/13	Buy	2,200	1.12	3/20/18	94
Textron Financial Corp., 5.13%, 2/3/11	Buy	1,785	0.80	3/20/18	55
Yum! Brands, Inc., 8.88%, 4/15/11	Buy	2,475	1.25	3/20/13	(26)
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	1,560	0.82	3/20/18	5
Tyco International Ltd., Zero Coupon, 11/17/20	Buy	2,666	0.43	3/20/12	28
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	3,615	1.00	3/20/15	(28)
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	1,065	0.50	3/20/18	(@—)
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	2,840	3.05	3/20/13	(167)
Chubb Corp. (The), 6.00%, 11/15/11	Buy	13,200	0.10	3/20/12	224
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	5,960	0.59	3/20/13	(42)
Dell, Inc., 7.10%, 4/15/28	Buy	6,650	0.22	3/20/12	73
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	3,140	0.60	12/20/12	(16)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	6,180	0.80	12/20/17	(1)
Dow Jones CDX North America Investment Grade Index, Series 10	Sell	10,420	1.55	6/20/13	(26)
Eaton Corp., 7.65%, 11/15/29	Buy	1,600	0.97	3/20/18	(13)
Eli Lilly Co., 6.57%, 1/1/16	Buy	1,195	0.33	3/20/13	(6)
Goodrich Corp., 7.63%, 12/15/12	Buy	1,700	0.47	3/20/18	19
Hartford Financial Service Group, Inc. (The), 4.75%, 3/1/14	Buy	13,000	0.12	12/20/11	395
ProLogis, 5.50%, 3/1/13	Buy	1,660	3.33	3/20/13	(70)
Sealed Air Corp., 5.63%, 7/15/13	Buy	2,095	1.08	3/20/18	96
Sealed Air Corp., 5.63%, 7/15/13	Buy	1,015	1.24	3/20/18	35
Textron Financial Corp., 5.13%, 2/3/11	Buy	3,050	1.05	3/20/13	21
Tyco International Ltd., 6.38%, 10/15/11	Buy	2,566	0.80	3/20/11	(7)
JPMorgan Chase
Nordstrom, Inc., 6.95%, 3/15/28	Buy	1,770	1.07	3/20/18	16
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	1,500	0.58	3/20/13	(9)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	2,075	0.63	3/20/13	(17)
SLM Corp., 5.13%, 8/27/12	Buy	1,745	4.95	3/20/13	35
Tyco International Ltd., 2.75%, 1/15/18	Buy	2,566	0.65	3/20/11	3
Lehman Brothers
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	535	0.60	12/20/12	(6)
Goodrich Corp., 7.63%, 12/15/12	Buy	1,955	0.45	3/20/18	25
Goodrich Corp., 7.63%, 12/15/12	Buy	1,400	0.46	3/20/18	17
Union Pacific Corp., 6.12%, 1/15/12	Buy	6,500	0.20	12/20/11	85
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	2,465	1.50	3/20/18	(10)
Carnival Corp., 6.65%, 1/15/28	Buy	1,390	1.57	3/20/18	(5)
Carnival Corp., 6.65%, 1/15/28	Buy	920	1.60	3/20/18	(8)
Eaton Corp., 7.65%, 11/15/29	Buy	2,215	0.92	3/20/18	(9)
SLM Corp., 5.13%, 8/27/12	Buy	1,745	5.00	3/20/13	38
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	3,330	0.50	3/20/13	(1)
American Standard, Inc., 7.63%, 2/15/10	Buy	3,495	0.60	3/20/18	13
Eli Lilly Co., 6.57%, 1/1/16	Buy	4,880	0.30	3/20/13	(19)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	2,740	1.73	3/20/18	(38)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	2,740	1.78	3/20/13	(33)
Textron Financial Corp., 5.13%, 2/3/11	Buy	2,120	1.00	3/20/13	20
Textron Financial Corp., 5.13%, 2/3/11	Buy	1,065	1.01	3/20/13	10
Textron Financial Corp., 5.13%, 2/3/11	Buy	3,110	1.06	3/20/13	(36)
					$614

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	4.20%	6/3/13	$25,000	$(37)
	3 Month LIBOR	Pay	4.15	6/9/13	157,825	(619)
	3 Month LIBOR	Pay	5.37	2/12/18	59,830	417
	3 Month LIBOR	Pay	5.59	2/19/18	87,430	1,302
	3 Month LIBOR	Pay	5.07	4/14/18	46,695	(202)
	3 Month LIBOR	Pay	4.98	4/15/18	30,740	(228)
	3 Month LIBOR	Receive	5.82	2/12/23	76,862	(958)
	3 Month LIBOR	Receive	6.03	2/19/23	112,840	(2,075)
	3 Month LIBOR	Receive	5.47	4/14/23	59,805	(168)
	3 Month LIBOR	Receive	5.38	4/15/23	35,390	(12)
Citigroup	3 Month LIBOR	Pay	3.77	4/24/13	65,500	(1,250)
	3 Month LIBOR	Pay	5.33	5/22/17	38,500	2,128
	3 Month LIBOR	Pay	5.37	5/23/17	65,500	3,792
	3 Month LIBOR	Pay	5.41	5/25/17	26,200	1,603
	3 Month LIBOR	Pay	5.44	5/29/17	33,500	2,106
	3 Month LIBOR	Receive	5.29	9/28/17	45,000	(2,808)
	3 Month LIBOR	Receive	5.00	11/13/17	15,000	(443)
	3 Month LIBOR	Receive	4.73	12/27/17	35,600	(220)
Deutsche Bank	3 Month LIBOR	Pay	2.08	6/17/09	789,730	(1,532)
	3 Month LIBOR	Pay	2.41	6/17/09	789,730	1,848
	3 Month LIBOR	Pay	5.35	5/24/17	75,500	4,262
	3 Month LIBOR	Pay	5.39	5/25/17	95,775	5,683
	3 Month LIBOR	Pay	5.43	5/29/17	101,350	6,285
	6 Month EUR LIBOR	Receive	4.93	7/1/18	167,475	(90)
	6 Month EUR LIBOR	Pay	5.27	7/1/23	210,355	(324)
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	88,355	1,221
	3 Month LIBOR	Pay	5.63	2/28/18	174,355	2,814
	3 Month LIBOR	Receive	6.04	2/25/23	223,685	(4,138)
	3 Month LIBOR	Receive	5.96	2/27/23	113,395	(1,863)
JPMorgan Chase	3 Month LIBOR	Pay	4.07	5/6/13	83,415	(356)
	3 Month LIBOR	Pay	4.07	5/16/13	75,000	(475)
	3 Month LIBOR	Pay	4.27	6/2/13	54,215	(58)
	3 Month LIBOR	Pay	5.37	5/23/17	22,700	1,319
	3 Month LIBOR	Pay	5.34	5/24/17	50,000	2,789
	3 Month LIBOR	Pay	5.09	9/11/17	88,500	4,252
	3 Month LIBOR	Pay	5.16	9/20/17	37,000	1,967
	3 Month LIBOR	Receive	5.23	9/27/17	46,000	(2,675)
	3 Month LIBOR	Receive	5.30	9/28/17	47,000	(2,974)
	3 Month LIBOR	Pay	5.25	10/11/17	44,000	2,279
	3 Month LIBOR	Receive	5.01	11/13/17	25,000	(775)
	3 Month LIBOR	Pay	4.48	1/8/18	33,000	43
	3 Month LIBOR	Receive	4.24	1/22/18	27,625	532
	3 Month LIBOR	Receive	4.52	2/19/18	33,000	(66)
	3 Month LIBOR	Receive	4.62	2/22/18	34,500	(354)
	3 Month LIBOR	Receive	4.41	5/1/18	174,650	3,249
	3 Month LIBOR	Receive	4.75	6/30/18	65,000	(350)
Lehman Brothers	3 Month LIBOR	Pay	5.34	5/24/17	24,500	1,359
	3 Month LIBOR	Pay	5.40	5/25/17	25,000	1,510
Merrill Lynch	3 Month LIBOR	Pay	5.00	4/15/18	41,010	(279)
	3 Month LIBOR	Receive	5.40	4/15/23	49,725	(37)
						$27,394

LIBOR	London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Equities Plus Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (82.4%)
Agency Adjustable Rate Mortgages (17.5%)
Federal National Mortgage Association,
5.51%, 3/1/36	$601	$614
5.57%, 7/1/35	456	466
5.96%, 7/1/36	733	745
5.98%, 7/1/36	763	776
6.00%, 8/1/36	593	604
		3,205
Collateralized Mortgage Obligations — Non Agency Collateral Series (10.2%)
Bear Steams Structured Products, Inc.,
IO
0.01%, 1/27/37	(k)1,529	2
0.54%, 1/27/37	(k)2,667	13
0.86%, 6/26/36	(e)(k)6,606	23
0.89%, 1/27/37	(e)(k)1,903	9
2.97%, 5/25/37	(e)(k)8,969	112
Countrywide Alternative Loan Trust,
IO
0.71%, 10/25/35	2,641	73
0.91%, 9/25/35	3,128	70
1.47%, 7/20/46	1,176	46
2.40%, 12/20/46	5,884	226
2.83%, 2/20/47	10,669	434
2.86%, 3/20/47	7,869	338
3.85%, 8/25/46	(h)1,803	76
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.43%, 2/25/35	1,134	28
1.92%, 9/25/34	(h)1,079	13
2.17%, 2/25/35	(h)1,217	24
Harborview Mortgage Loan Trust,
IO
3.75%, 7/19/46	(h)956	29
PO
7/19/47	@—	@—
Residential Accredit Loans, Inc.,
3.42%, 5/25/47	(e)(k)4,673	88
3.44%, 3/25/47	(e)(k)800	15
Washington Mutual, Inc.,
IO
0.62%, 9/25/46	3,513	35
0.65%, 7/25/46	8,162	82
0.67%, 1/25/45	4,114	54
1.25%, 6/25/46	2,872	79
		1,869
Finance (1.5%)
Bank of America Corp.,
8.13%	(h)(o)50	47
Capmark Financial Group, Inc.,
6.30%, 5/10/17	10	6
JPMorgan Chase & Co.,
7.90%	(h)(o)50	47
Popular North America, Inc.
5.65%, 4/15/09	55	55
Wachovia Capital Trust III,
5.80%, 12/31/49	(h)85	58
Wells Fargo Capital XIII,
7.70%	(h)(o)55	55
		268

Industrials (0.7%)
Telecom Italia Capital S.A.,
4.00%, 11/15/08	65	65
Viacom, Inc.,
5.75%, 4/30/11	60	60
		125
Mortgages - Other (52.3%)
American Home Mortgage Assets,
2.79%, 10/25/46	(h)274	111
Bear Stearns Mortgage Funding Trust,
2.69%, 12/25/36	(h)729	527
Countrywide Alternative Loan Trust,
2.67%, 11/25/46	(h)684	488
2.71%, 7/25/46	(h)778	427
2.76%, 3/20/47	(h)305	119
2.78%, 12/20/46	(h)275	92
2.86%, 11/20/35	(h)565	329
5.23%, 2/25/36	(h)460	308
5.57%, 11/25/35	(h)431	342
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
4.36%, 2/25/47	(h)86	39
Downey Savings & Loan Association Mortgage Loan Trust,
2.66%, 3/19/37	(h)801	427
Federal Home Loan Mortgage Corp.,
3.10%, 10/15/22	(h)37	37
3.15%, 3/15/22	(h)49	49
3.15%, 10/15/22	(h)42	42
Federal National Mortgage Association,
3.05%, 12/25/21	(h)65	65
3.10%, 11/25/20	(h)16	16
3.25%, 10/25/22	(h)39	39
Harborview Mortgage Loan Trust,
2.69%, 11/19/36	(h)217	154
2.81%, 9/19/35	(h)612	459
2.82%, 1/19/36	(h)415	248
Lehman XS Trust,
2.82%, 2/25/46	(h)582	339
Luminent Mortgage Trust,
2.68%, 10/25/46	(h)686	493
2.71%, 5/25/46	(h)541	317
2.72%, 4/25/36	(h)616	426
2.73%, 5/25/36	(h)535	297
2.76%, 2/25/46	(h)595	333
Mastr Adjustable Rate Mortgages Trust,
2.73%, 4/25/46	(h)480	279
Novastar Mortgage-Backed Notes,
2.72%, 9/25/46	(h)534	304
Residential Accredit Loans, Inc.,
2.68%, 1/25/37	(h)806	500
2.71%, 5/25/46	(h)801	428
2.75%, 2/25/46	(h)604	329
Sharp SP I, LLC Net Interest Margin Trust,
7.00%, 10/25/46	(e)2	1
Structured Asset Mortgage Investments, Inc.,
2.71%, 6/25/36	(h)541	297
2.75%, 4/25/36	(h)536	300
Washington Mutual, Inc.,
2.76%, 6/25/46	(h)77	30
2.78%, 10/25/46	(h)79	31
2.82%, 11/25/45	(h)399	257
2.84%, 10/25/45	(h)355	223
4.47%, 4/25/46	(h)133	73
		9,575
Utilities (0.2%)
Kinder Morgan Finance Co.,
5.70%, 1/5/16	40	36
Total Fixed Income Securities (Cost $21,654)		15,078

Shares
Preferred Stocks (0.3%)
Finance (0.2%)
Merrill Lynch & Co., Inc., 8.63%	(c)2,000	46

Mortgages - Other (0.1%)
Harborview NIM Corp., 2.21%	(e)(k)136,583	11
Total Preferred Stocks (Cost $168)		57
Short-Term Investments (17.2%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)10,543	11

	Face
	Amount
	(000)
Short-Term Debt (0.2%)
Alliance & Leicester plc,
2.47%, 9/5/08	$ (h)1	1
Bancaja,
2.97%, 11/12/08	(h)1	1
Bank of New York Co., Inc.,
2.46%, 8/8/08	(h)1	1
BASF AG,
2.73%, 8/19/08	(h)1	1
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08	(h)3	3
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08	(h)1	1
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	12	12
First Tennessee Bank,
2.50%, 8/15/08	(h)3	3
Goldman Sachs Group, Inc.,
2.54%, 9/12/08	(h)1	1
HSBC Finance Corp.,
2.47%, 8/6/08	(h)1	1
IBM Corp.,
2.48%, 9/8/08	(h)3	3
Macquarie Bank Ltd.,
2.51%, 8/20/08	(h)1	1
Metropolitan Life Global Funding,
2.48%, 8/21/08	(h)2	2
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08	(h)3	3
Nationwide Building Society,
2.88%, 7/28/08	(h)1	1
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08	(h)1	1
2.50%, 8/14/08	(h)1	1
		37
		48

	Shares
Investment Company (16.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)3,098,959	3,099
Total Short-Term Investments (Cost $3,147)		3,147
Total Investments + (99.9%) (Cost $24,969) — including $46 of Securities Loaned		18,282
Other Assets In Excess of Liabilities (0.1%)		21
Net Assets (100%)		$18,303

(c)

All or a portion of security on loan at June 30, 2008. At June 30, 2008, the Portfolio had loaned securities with a total value of $46,000. This was secured by collateral of $48,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(k)	Security has been deemed illiquid at June 30, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2008.

(p)	The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity

Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $79,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $27,901,000 and $28,729,000, respectively.

@	Face Amount/Value is less than $500.
IO	Interest Only
PO	Principal Only
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $24,969,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $6,687,000 of which $282,000 related to appreciated securities and $6,969,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

					Net
					Unrealized
		Number			Appreciation
		of	Value	Expiration	(Depreciation)
		Contracts	(000)	Date	(000)
Long:
	EuroDollar
	CME	23	$5,547	Jun-09	$51
	S&P 500
	Index	58	18,576	Sep-08	(1,140)
	S&P 500
	Emini Index	1	64	Sep-08	(3)
	U.S. Treasury
	5 yr. Note	7	774	Sep-08	12
	5 yr. Swap	12	1,288	Sep-08	(1)

Short:
	EuroDollar
	90 Day	12	2,912	Sep-08	(41)
	EuroDollar
	CME	9	2,178	Dec-08	(25)
	EuroDollar
	CME	6	1,450	Mar-09	(16)
	EuroDollar
	CME	8	1,924	Sep-09	(16)
	EuroDollar
	CME	6	1,439	Dec-09	(10)
	EuroDollar
	CME	7	1,676	Mar-10	(9)
	EuroDollar
	CME	5	1,195	Jun-10	(5)
	EuroDollar
	CME	5	1,193	Sep-10	(4)
	EuroDollar
	CME	4	953	Dec-10	(3)
	U.S. Treasury
	Short Bond	7	809	Sep-08	(2)
	U.S. Treasury
	2 yr. Note	19	4,013	Sep-08	(30)
	U.S. Treasury
	10 yr. Note	54	6,152	Sep-08	(36)
	10 yr. Swap	6	660	Sep-08	(3)
					$(1,281)

CME	Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs
Eli Lilly Co., 6.57%, 1/1/16	Buy	$15	0.33%	3/20/13	$ (@—)
General Motors Acceptance Corp., 6.88%, 8/28/12	Sell	65	3.08	6/20/10	(17)
UBS
Eli Lilly Co., 6.57%, 1/1/16	Buy	50	0.30	3/20/13	(@—)
					$(17)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$579	$4
	3 Month LIBOR	Pay	5.07	4/14/18	405	(2)
	3 Month LIBOR	Pay	4.98	4/15/18	305	(2)
	3 Month LIBOR	Receive	5.82	2/12/23	7,541	(9)
	3 Month LIBOR	Receive	5.47	4/14/23	515	(1)
	3 Month LIBOR	Receive	5.38	4/15/23	340	(@—)
Citigroup	3 Month LIBOR	Pay	4.95	11/6/17	2,100	56
Goldman Sachs	3 Month LIBOR	Pay	5.62	2/19/18	780	12
	3 Month LIBOR	Pay	5.63	2/28/18	1,625	26
	3 Month LIBOR	Pay	6.06	2/19/23	1,010	(19)
	3 Month LIBOR	Receive	6.04	2/25/23	2,085	(39)
JPMorgan Chase	3 Month LIBOR	Pay	5.38	5/24/17	3,600	211
						$237

LIBOR	London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2008 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (95.5%)
Broadcasting (1.1%)
Lin Television Corp.,
6.50%, 5/15/13		$1,045	$962
Univision Communications, Inc., PIK,
9.75%, 3/15/15		(c)(e)710	525
			1,487
Cable (4.4%)
Cablevision Systems Corp.,
7.13%, 4/1/09		(h)1,385	1,392
Charter Communications Holdings I LLC,
11.00%, 10/1/15		(c)652	486
Charter Communications Holdings II LLC,
10.25%, 9/15/10		(c)485	472
CSC Holdings, Inc.,
8.50%, 6/15/15		(e)340	336
DirecTV Holdings LLC/Direct TV Financing Co.,
6.38%, 6/15/15		120	113
7.63%, 5/15/16		(e)1,000	990
Echostar DBS Corp.,
6.38%, 10/1/11		1,350	1,306
PanAmSat Corp.,
9.00%, 8/15/14		307	311
Virgin Media Finance plc,
8.75%, 4/15/14		(c)230	217
9.13%, 8/15/16		(c)145	137
			5,760
Chemicals (5.9%)
Berry Plastics Holding Corp.,
8.88%, 9/15/14		(c)1,805	1,570
Innophos Holdings, Inc.,
9.50%, 4/15/12		(e)600	597
Innophos, Inc.,
8.88%, 8/15/14		1,050	1,055
Koppers, Inc.,
9.88%, 10/15/13		490	517
Koppers Industry, Inc.,
Zero Coupon, 11/15/14		(g)1,155	1,051
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	700	1,017
Terra Capital, Inc.,
7.00%, 2/1/17		$1,080	1,064
Westlake Chemical Corp.,
6.63%, 1/15/16		1,130	955
			7,826
Collateralized Mortgage Obligations- Agency Collateral Series (0.7%)
Bear Stearns Structured Products, Inc.,
IO
0.54%, 1/27/37		20,002	100
0.86%, 6/26/36		(e)14,339	50
0.89%, 1/27/37		(e)14,514	65
3.00%, 5/25/37		(e)18,044	226
Countrywide Alternative Loan Trust,
2.73%, 2/25/47		(e)11,377	130

Harborview NIM Corp.,
2.59%, 10/20/45	(e)628	51
Residential Accredit Loans, Inc.,
2.98%, 5/25/47	(e)12,150	228
3.44%, 3/25/47	(e)6,353	115
		965
Consumer Products (1.6%)
Jarden Corp.,
7.50%, 5/1/17	(c)1,375	1,203
Oxford Industries, Inc.,
8.88%, 6/1/11	925	897
		2,100
Diversified Media (4.1%)
CanWest MediaWorks, Inc.,
8.00%, 9/15/12	1,552	1,389
Dex Media West LLC/Dex Media Finance Co.,
9.88%, 8/15/13	1,030	929
Idearc, Inc.,
8.00%, 11/15/16	2,760	1,749
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	510	444
Valassis Communications, Inc.,
8.25%, 3/1/15	(c)1,010	922
		5,433
Energy (7.8%)
Chaparral Energy, Inc.,
8.50%, 12/1/15	1,505	1,313
8.88%, 2/1/17	240	209
Chesapeake Energy Corp.,
6.63%, 1/15/16	(c)1,025	989
Cie Generale de Geophysique S.A.,
7.50%, 5/15/15	760	762
Cimarex Energy Co.,
7.13%, 5/1/17	330	326
Gaz Capital S.A.,
6.51%, 3/7/22	(e)175	158
Helix Energy Solutions Group, Inc.,
9.50%, 1/15/16	(e)835	860
Hilcorp Energy I, LP/Hilcorp Finance Co.,
7.75%, 11/1/15	(e)1,765	1,703
Massey Energy Co.,
6.88%, 12/15/13	1,540	1,509
Newfield Exploration Co.,
7.125%, 5/15/18	200	191
OPTI Canada, Inc.,
8.25%, 12/15/14	1,425	1,425
Pacific Energy Partners, LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14	665	671
Plains Exploration & Production Co.,
7.625%, 6/1/18	215	216
		10,332
Financial (3.7%)
Alfa MTN Investments Ltd.,
9.25%, 6/24/13	(e)500	501
Capmark Financial Group, Inc.,
5.88%, 5/10/12	2,650	1,871
6.30%, 5/10/17	120	78
GrafTech Finance, Inc.,
10.25%, 2/15/12	254	264
Prologis,
6.63%, 5/15/18	190	187
Realogy Corp.,
10.50%, 4/15/14	(c)1,085	759

Residential Capital LLC,
8.13%, 11/21/08	(c)247	217
8.50%, 5/15/10	(e)47	40
9.63%, 5/15/15	(e)616	302
Washington Mutual Preferred Funding LLC,
9.75%	(e)(h)(o)800	631
4,850
Food & Drug (3.6%)
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16	(e)360	362
CA FM Lease Trust,
8.50%, 7/15/17	(e)896	990
Rite Aid Corp.,
8.13%, 5/1/10	1,715	1,741
8.63%, 3/1/15	485	324
SUPERVALU, Inc.,
7.50%, 5/15/12 - 11/15/14	1,295	1,310
4,727
Food & Tobacco (3.1%)
Constellations Brands, Inc.,
7.25%, 5/15/17	(c)825	775
Michael Foods, Inc.,
8.00%, 11/15/13	1,170	1,158
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	1,890	1,564
Smithfield Foods, Inc.,
7.00%, 8/1/11	160	147
7.75%, 5/15/13	520	462
4,106
Forest Products (4.9%)
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	(c)965	967
Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	520	782
Georgia Pacific Corp.,
7.13%, 1/15/17	$	(e)1,110	1,049
Glatfelter,
7.13%, 5/1/16	205	202
Graham Packaging Co., Inc.,
8.50%, 10/15/12	(c)615	586
9.88%, 10/15/14	(c)850	757
Graphic Packaging International Corp.,
9.50%, 8/15/13	(c)1,745	1,675
Owens-Illinois, Inc.,
7.50%, 5/15/10	(c)355	363
6,381
Gaming & Leisure (6.0%)
Harrahs Operating Co., Inc.,
5.38%, 12/15/13	(c)2,735	1,689
Host Hotels & Resorts LP,
6.38%, 3/15/15	(c)1,700	1,513
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	(c)2,620	1,860
Las Vegas Sands Corp.,
6.38%, 2/15/15	(c)1,340	1,146
Station Casinos, Inc.,
6.00%, 4/1/12	(c)970	776
6.88%, 3/1/16	(c)1,580	871
7,855
Health Care (11.9%)
Community Health Systems, Inc.,
8.88%, 7/15/15	770	779
DaVita, Inc.,
6.63%, 3/15/13	1,170	1,129

Fisher Scientific International, Inc.,
6.13%, 7/1/15		885	879
FMC Finance III S.A.,
6.88%, 7/15/17		1,420	1,402
Fresenius Medical Care Capital Trust,
7.38%, 6/15/11	EUR	450	723
7.88%, 6/15/11	$465		484
HCA, Inc.,
5.75%, 3/15/14		625	523
6.25%, 2/15/13		1,725	1,505
6.50%, 2/15/16		(c)565	473
9.13%, 11/15/14		210	215
Invacare Corp.,
9.75%, 2/15/15		235	236
LVB Acquisition Merger Sub, Inc., PIK,
10.38%, 10/15/17		(e)460	490
Medco Health Solutions, Inc.,
7.13%, 3/15/18		525	546
National Mentor Holdings, Inc.,
11.25%, 7/1/14		975	1,007
Omnicare, Inc.,
6.75%, 12/15/13		1,615	1,526
Sun Healthcare Group, Inc.,
9.13%, 4/15/15		775	779
Tenet Healthcare Corp.,
7.38%, 2/1/13		(c)1,735	1,640
9.88%, 7/1/14		425	429
Warner Chilcott Corp.,
8.75%, 2/1/15		945	964
			15,729
Housing (1.0%)
Nortek, Inc.,
8.50%, 9/1/14		(c)1,780	1,148
Pulte Homes, Inc.,
6.38%, 5/15/33		160	125
			1,273
Information Technology (2.7%)
Freescale Semiconductor, Inc.,
8.88%, 12/15/14		1,345	1,100
KLA-Tencor Corp.,
6.90%, 5/1/18		760	746
Lender Processing Services, Inc.,
8.13%, 7/1/16		(e)90	91
SunGard Data Systems, Inc.,
9.13%, 8/15/13		890	903
Vangent, Inc.,
9.625%, 2/15/15		775	678
			3,518
Manufacturing (2.5%)
Bald or Electric Co.,
8.63%, 2/15/17		460	465
Johnsondiversey, Inc.,
9.63%, 5/15/12		(c)1,695	1,720
9.63%, 5/15/12	EUR	55	85
Propex Fabrics, Inc.,
10.00%, 12/1/12	$	(b)1,210	18
RBS Global Inc./Rexnord Corp.,
8.88%, 9/1/16		1,000	940
			3,228

Metals (1.6%)
Evraz Group S.A.,
9.50%, 4/24/18		(e)540	544
Foundation PA Coal Co.,
7.25%, 8/1/14		575	578
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17		910	962
			2,084
Mortgages - Other (0.7%)
American Home Mortgage Assets,
2.78%, 6/25/47		(h)580	225
2.79%, 10/25/46		(h)528	214
Countrywide Alternative Loan Trust,
2.76%, 3/20/47		(h)629	245
3.00%, 10/25/46		(h)600	27
3.18%, 2/25/36		(d)(h)448	34
Greenpoint Mortgage Funding Trust,
2.89%, 9/25/46		(h)425	32
Harborview Mortgage Loan Trust,
3.03%, 8/21/36		(h)575	31
3.18%, 1/19/36		(d)(h)935	70
Lehman XS Trust,
3.48%, 3/25/47		(h)1,000	35
Luminent Mortgage Trust,
2.84%, 7/25/36		(h)722	43
			956
Retail (1.7%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12		1,145	1,145
Phillips - Van Heusen Corp.,
7.25%, 2/15/11		1,120	1,128
			2,273
Services (0.9%)
Aramark Corp.,
6.37%, 2/1/15		(h)85	80
8.50%, 2/1/15		175	172
Aramark Services, Inc.,
5.00%, 6/1/12		(c)595	524
Expedia, Inc.,
8.50%, 7/1/16		(c)(e)435	427
			1,203
Sovereign (0.7%)
Mexican Bonos,
9.50%, 12/18/14	MXN	9,120	906
Telecommunications (4.1%)
Citizens Communications Co.,
6.25%, 1/15/13	$535		499
Exodus Communications, Inc.,
11.63%, 7/15/10		(b)(d)(k)3,885	—
Nordic Telephone Co. Holdings A.p.S.,
8.88%, 5/1/16		(e)465	458
Rhythms Netconnections, Inc.,
12.75%, 4/15/09		(b)(d)(k)433	—
14.00%, 2/15/10		(b)(d)(k)11,487	—
Sprint Capital Corp.,
6.90%, 5/1/19		1,285	1,130
Sprint Nextel Corp.,
6.00%, 12/1/16		1,225	1,055
TDC A/S,
6.50%, 4/19/12	EUR	380	574
Wind Acquisition Finance S.A.,
10.75%, 12/1/15	$	(e)1,170	1,234
Windstream Corp.,
8.13%, 8/1/13		490	491
			5,441

Transportation (8.6%)
ArvinMeritor, Inc.,
8.75%, 3/1/12	1,480	1,310
CHC Helicopter Corp.,
7.38%, 5/1/14	2,080	2,169
Ford Motor Credit Co.,
7.25%, 10/25/11	1,875	1,454
Ford Motor Credit Co., LLC,
7.00%, 10/1/13	(c)2,955	2,178
General Motors Acceptance Corp.,
6.75%, 12/1/14	1,260	833
6.88%, 9/15/11 - 8/28/12	2,510	1,792
General Motors Corp.,
8.38%, 7/15/33	(c)770	460
Sonic Automotive, Inc.,
8.63%, 8/15/13	(c)500	465
United Auto Group, Inc.,
7.75%, 12/15/16	(c)790	695
		11,356
Utilities (10.7%)
AES Corp. (The),
7.75%, 3/1/14	525	520
8.00%, 6/1/20	(e)1,410	1,368
Dynegy Holdings, Inc.,
7.75%, 6/1/19	(c)1,100	1,007
Equitable Resources, Inc.,
6.50%, 4/1/18	435	436
Intergen N.V.,
9.00%, 6/30/17	(e)1,125	1,170
Ipalco Enterprises, Inc.,
8.63%, 11/14/11	730	763
Israel Electric Corp. Ltd.,
7.25%, 1/15/19	(e)760	777
NRG Energy, Inc.,
7.38%, 1/15/17	1,200	1,137
Ormat Funding Corp.,
8.25%, 12/30/20	1,424	1,410
Reliant Energy, Inc.,
7.88%, 6/15/17	(c)1,035	1,017
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	(e)2,280	2,246
Williams Cos., Inc.,
7.88%, 9/1/21	2,160	2,300
		14,151
Wireless Communications (1.5%)
American Tower Corp.,
7.13%, 10/15/12	355	360
7.50%, 5/1/12	475	482
Rural Cellular Corp.,
8.25%, 3/15/12	500	515
Vimpelcom,
9.13%, 4/30/18	(c)(e)620	611
		1,968
Total Fixed Income Securities (Cost $153,953)		125,908
Bank Loans (1.7%)(s)
Consumer Products (0.2%)
Bausch & Lomb, Inc.,
Zero Coupon, 4/26/15	20	20
6.05%, 4/26/15	229	225
		245
Energy (0.8%)
Sandridge Energy,
8.63%, 4/1/15	970	999

Information Technology (0.7%)
First Data Corp.,
5.23%, 9/24/14	484	446
5.55%, 9/24/14	558	513
		959
Total Bank Loans (Cost $2,232)		2,203

	Shares
Common Stocks (0.0%)
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(a)25	1
XO Holdings, Inc.	(c)6,978	3
		4
Utilities (0.0%)
PNM Resources, Inc.	(a)854	10
Total Common Stocks (Cost $10,637)		14
Preferred Stock (0.1%)
Financial (0.1%)
Fannie Mae, 8.75% (Convertible)	3,700	142
Total Preferred Stock (Cost $185)		142

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(a)(c)13,962	1
XO Holdings, Inc., Series B, expiring 1/16/10	(a)(c)10,470	@—
XO Holdings, Inc., Series C, expiring 1/16/10	(a)(c)10,471	@—
		1
Utilities (0.0%)
SW Acquisition, LP, expiring 4/1/11	(a)(d)(k)1	—
Total Warrants (Cost $@—)		1

	Shares
Short-Term Investments (21.2%)
Securities held as Collateral on Loaned Securities (19.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)5,653,477	5,653

	Face
	Amount
	(000)
Short-Term Debt (15.0%)
Alliance & Leicester plc,
2.47%, 9/5/08	$ (h)729	729
Bancaja,
2.97%, 11/12/08	(h)364	364
Bank of New York Co., Inc.,
2.46%, 8/8/08	(h)364	364
BASF AG,
2.73%, 8/19/08	(h)364	364
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08	(h)1,457	1,457
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08	(h)729	729
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	6,368	6,368
First Tennessee Bank,
2.50%, 8/15/08	(h)1,822	1,822
Goldman Sachs Group, Inc.,
2.54%, 9/12/08	(h)364	364
HSBC Finance Corp.,
2.47%, 8/6/08	(h)364	364
IBM Corp.,
2.48%, 9/8/08	(h)1,457	1,457

Macquarie Bank Ltd.,
2.51%, 8/20/08	(h)729	729
Metropolitan Life Global Funding,
2.48%, 8/21/08	(h)1,093	1,093
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08	(h)1,457	1,457
Nationwide Building Society,
2.88%, 7/28/08	(h)845	845
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08	(h)510	510
2.50%, 8/14/08	(h)802	802
		19,818
		25,471
U.S. Treasury Security (1.9%)
U.S. Treasury Bill, 1.84%, 10/9/08	(c)(j)(r)2,500	2,487
Total Short-Term Investments (Cost $27,958)		27,958
Total Investments + (118.5%) (Cost $194,965) — Including $24,932 of Securities Loaned		156,226
Liabilities in Excess of Other Assets (-18.5%)		(24,416)
Net Assets (100%)		$131,810

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)

All or a portion of security on loan at June 30, 2008. At June 30, 2008, the Portfolio had loaned securities with a total value of $24,932,000. This was secured by collateral of $25,471,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Security was valued at fair value — At June 30, 2008, the Fund held approximately $104,000 of fair valued securities, representing 0.1% of net assets.
(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2008. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at June 30, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2008.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $163,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $88,020,000 and $98,963,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2008.
(s)

Remaining maturities of bank loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such payments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Bank loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

@	Value is less than $500.
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $194,965,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $38,739,000 of which $1,441,000 related to appreciated securities and $40,180,000 related to depreciated securities.

EUR	Euro
IO	Interest Only
MXN	Mexican Peso
PIK	Payment-in-Kind.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation Depreciation (000)
EUR	2,111	$3,319	7/31/08	USD	3,289	$3,289	$(30)

USD	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2 yr. Note	91	$19,219	Sep-08	$(16)
Short:
EuroDollar
CME	8	1,907	Dec-10	(6)
EuroDollar
CME	14	3,389	Dec-08	(40)
EuroDollar
CME	9	2,159	Dec-09	(14)
EuroDollar
CME	12	2,872	Mar-10	(15)
EuroDollar
CME	11	2,659	Mar-09	(29)
EuroDollar
CME	10	2,389	Jun-10	(10)
EuroDollar
CME	10	2,412	Jun-09	(24)
EuroDollar
CME	9	2,148	Sep-10	(7)
EuroDollar
CME	14	3,397	Sep-09	(48)
EuroDollar
CME	9	1,913	Sep-09	(18)
U.S. Treasury
5 yr. Note	4	442	Sep-08	(1)
U.S. Treasury
10 yr. Note	249	28,367	Sep-08	(17)
U.S. Treasury
Short Bond	48	5,549	Sep-08	(15)
				$(260)

CME	Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$860	1.57%	3/20/18	$(3)
Goodrich Corp., 7.63%, 12/15/12	Buy	605	0.70	3/20/13	(5)
Goodrich Corp., 7.63%, 12/15/12	Buy	415	0.82	3/20/18	(7)
Nordstrom, Inc., 6.95%, 3/15/28	Buy	580	1.03	3/20/18	7
Pactiv Corp., 8.13%, 6/15/17	Buy	1,270	1.38	3/20/13	(16)
Sealed Air Corp., 5.63%, 7/15/13	Buy	280	1.08	3/20/18	13
Sealed Air Corp., 5.63%, 7/15/13	Buy	400	1.12	3/20/18	17
Textron Financial Corp., 5.13%, 2/3/11	Buy	690	0.80	3/20/18	21
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	365	2.25	3/20/18	7
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	735	2.90	3/20/13	1
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	1,120	0.82	3/20/18	4
Credit Suisse
ABX HE-AAA 06-1 Index	Buy	1,150	0.18	7/25/45	(81)
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	920	1.00	3/20/15	(7)
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	1,165	1.11	3/20/13	(16)
Pactiv Corp., 8.13%, 6/15/17	Buy	1,270	1.35	3/20/13	(15)
Deutsche Bank
Dow Jones CDX North America Investment Grade, Series 9	Buy	755	5.00	6/20/13	27
Pactiv Corp., 8.13%, 6/15/17	Buy	420	1.34	3/20/13	(5)
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	265	0.50	3/20/18	(@—)
American Standard, Inc., 7.63%, 2/15/10	Buy	110	0.60	3/20/18	1
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	1,255	2.20	6/20/13	(30)
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	1,425	3.05	3/20/13	(84)
Carnival Corp., 6.65%, 1/15/28	Buy	70	1.60	3/20/18	(1)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	1,465	0.59	3/20/13	(11)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	820	1.40	12/20/12	6
Eaton Corp., 7.65%, 11/15/29	Buy	430	0.97	3/20/18	(3)
Eaton Corp., 7.38%, 11/15/29	Buy	1,395	1.25	3/20/13	(25)
Goodrich Corp., 7.63%, 12/15/12	Buy	410	0.47	3/20/18	5
Merrill Lynch & Co., 5.00%, 1/15/15	Buy	775	2.45	12/20/12	4
ProLogis, 5.50%, 3/1/13	Buy	795	2.97	6/20/13	(23)
ProLogis, 5.50%, 3/1/13	Buy	625	3.33	3/20/13	(26)
Sealed Air Corp., 5.63%, 7/15/13	Buy	510	1.08	3/20/18	23
Sealed Air Corp., 5.63%, 7/15/13	Buy	250	1.24	3/20/18	9
Textron Financial Corp., 5.13%, 2/3/11	Buy	1,195	1.05	3/20/13	8
Tyco International Ltd., 6.38%, 10/15/11	Buy	333	0.80	3/20/11	(1)
JPMorgan Chase
Merrill Lynch & Co., 5.00%, 1/15/15	Buy	740	2.30	3/20/13	8
Nordstrom, Inc., 6.95%, 3/15/28	Buy	460	1.07	3/20/18	4
Nordstrom, Inc., 6.95%, 3/15/28	Buy	460	1.15	3/20/18	2
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	380	0.58	3/20/13	(2)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	505	0.63	3/20/13	(4)
SLM Corp., 5.13%, 8/27/12	Buy	415	4.95	3/20/13	8
Tyco International Ltd., 2.75%, 1/15/18	Buy	333	0.65	3/20/11	@—
Lehman Brothers
ABX HE-AAA 06-1 Index	Buy	1,150	0.18	7/25/45	(92)
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	160	1.04	3/20/18	(2)
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	2,140	1.40	3/20/13	(56)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	1,305	0.64	3/20/13	(12)
Dow Jones CDX North America High Yield, Series 9	Sell	6,138	3.75	12/20/12	(210)
Goodrich Corp., 7.63%, 12/15/12	Buy	475	0.45	3/20/18	6
Goodrich Corp., 7.63%, 12/15/12	Buy	340	0.46	3/20/18	4
MetLife, Inc., 5.00%, 6/15/15	Buy	830	2.15	3/20/13	(32)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	840	1.50	3/20/18	(3)
Carnival Corp., 6.65%, 1/15/28	Buy	710	1.57	3/20/18	(3)
Carnival Corp., 6.65%, 1/15/28	Buy	465	1.60	3/20/18	(4)
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9	Sell	860	1.40	12/20/12	23
Eaton Corp., 7.65%, 11/15/29	Buy	530	0.92	3/20/18	(2)
SLM Corp., 5.13%, 8/27/12	Buy	415	5.00	3/20/13	9
Walt Disney Co. (The), 5.63%, 9/15/16	Buy	2,135	0.77	3/20/13	(33)
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	805	0.50	3/20/13	(@—)
American Standard, Inc., 7.63%, 2/15/10	Buy	845	0.60	3/20/18	3
Dow Jones CDX North America High Yield, Series 10	Sell	4,465	5.00	6/20/13	(20)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	340	1.73	3/20/18	(5)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	340	1.78	3/20/13	(4)
Textron Financial Corp., 5.13%, 2/3/11	Buy	715	1.00	3/20/13	7
Textron Financial Corp., 5.13%, 2/3/11	Buy	485	1.01	3/20/13	5
Textron Financial Corp., 5.13%, 2/3/11	Buy	1,180	1.06	3/20/13	(14)
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	1,125	2.90	3/20/13	1
					$(624)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.55%	2/22/18	$3,083	$41
	3 Month LIBOR	Pay	5.07	4/14/18	2,830	(12)
	3 Month LIBOR	Pay	4.98	4/15/18	2,015	(15)
	3 Month LIBOR	Receive	5.96	2/22/23	3,856	(63)
	3 Month LIBOR	Pay	5.64	3/7/23	9,915	162
	3 Month LIBOR	Receive	6.04	3/7/23	12,750	(237)
	3 Month LIBOR	Receive	5.47	4/14/23	3,625	(10)
	3 Month LIBOR	Receive	5.38	4/15/23	2,375	(1)
Deutsche Bank	6 Month EUR LIBOR	Receive	4.93	7/1/18	10,000	(6)
	6 Month EUR LIBOR	Pay	5.27	7/1/23	12,530	(19)
JPMorgan Chase	3 Month LIBOR	Pay	5.43	8/20/17	13,400	1,018
	3 Month LIBOR	Pay	5.36	8/24/17	10,500	741
	3 Month LIBOR	Pay	4.92	12/18/17	6,800	144
	3 Month LIBOR	Pay	4.82	12/19/17	3,200	44
Merrill Lynch	3 Month LIBOR	Pay	5.00	4/15/18	2,685	(18)
	3 Month LIBOR	Receive	5.40	4/15/23	3,335	(3)
						$1,766

LIBOR	London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (70.3%)
Agency Adjustable Rate Mortgages (0.2%)
Government National Mortgage Association,
5.13%, 11/20/25 - 11/20/27	$45	$46
5.38%, 3/20/25 - 1/20/28	122	124
5.63%, 7/20/25 - 9/20/27	37	37
		207
Agency Fixed Rate Mortgages (5.3%)
Federal Home Loan Bank Discount Notes,
Zero Coupon, 7/9/08	3,500	3,498
Federal Home Loan Mortgage Corp.,
Conventional Pools:
11.00%, 7/1/13	2	2
Federal Home Loan Mortgage Corp.,
Gold Pools:
7.00%, 6/1/28 - 6/1/32	91	97
7.50%, 8/1/30 - 1/1/31	99	108
8.00%, 6/1/30 - 9/1/31	303	326
8.50%, 7/1/30 - 7/1/31	67	75
9.50%, 12/1/22	15	17
10.00%, 6/1/17	14	15
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30 - 1/1/32	334	347
7.00%, 1/1/32 - 11/1/34	1,357	1,434
7.50%, 8/1/29 - 3/1/32	683	738
8.00%, 10/1/30 - 9/1/31	86	94
8.50%, 8/1/30	6	7
9.50%, 12/1/17 - 12/1/21	325	360
10.00%, 7/1/18 - 5/1/22	10	11
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16 - 12/15/21	103	115
10.00%, 4/15/16 - 3/15/25	180	201
10.50%, 1/15/18 - 2/15/18	24	28
11.00%, 3/15/10 - 6/15/20	64	71
11.50%, 6/15/13	3	3
12.00%, 5/15/14	6	7
		7,554
Asset Backed Corporates (14.4%)
Argent Securities, Inc.,
2.53%, 10/25/36	(h)413	401
Bayview Financial Acquisition Trust,
2.59%, 11/28/36	(h)156	154
Bear Stearns Asset Backed Securities Trust,
2.58%, 1/25/37	(h)403	372
Capital Auto Receivables Asset Trust,
2.53%, 7/15/10	(h)1,000	996
4.98%, 5/15/11	988	999
5.31%, 10/20/09	(e)778	780
Capital One Auto Finance Trust,
5.07%, 7/15/11	369	362
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	413	416
CIT Equipment Collateral,
5.07%, 2/20/10	542	545

Citibank Credit Card Issuance Trust,
2.79%, 3/22/12	(h)900	892
Citigroup Mortgage Loan Trust, Inc.,
2.55%, 8/25/36 - 1/25/37	(h)514	401
CNH Equipment Trust,
4.27%, 1/15/10	293	294
5.20%, 6/15/10	268	270
Credit-Based Asset Servicing and Securitization LLC,
2.54%, 6/25/36	(h)80	80
2.55%, 1/25/37	(h)673	651
Ford Credit Auto Owner Trust,
5.26%, 10/15/10	926	935
Fremont Home Loan Owner Trust,
2.53%, 10/25/36	(h)457	430
GE Equipment Small Ticket LLC,
4.38%, 7/22/09	(e)158	158
4.88%, 10/22/09	(e)521	522
GS Auto Loan Trust,
5.37%, 12/15/10	659	666
GSAMP Trust,
2.55%, 6/25/36 - 1/25/37	(h)1,010	978
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	350	350
4.07%, 2/15/12	848	852
4.41%, 6/15/12	1,254	1,264
Hertz Vehicle Financing LLC,
4.93%, 2/25/10	(e)1,325	1,319
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	436	437
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	117	117
Nationstar Home Equity Loan Trust,
2.55%, 9/25/36	(h)94	93
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	112	112
5.44%, 4/15/10	741	747
Residential Asset Mortgage Products, Inc.,
2.57%, 10/25/36	(h)290	280
Residential Asset Securities Corp.,
2.56%, 10/25/36	(h)209	205
Securitized Asset Backed Receivables LLC Trust,
2.61%, 5/25/37	(h)567	526
2.56%, 11/25/36	(h)563	549
SLM Student Loan Trust,
2.91%, 10/27/14	(h)389	388
Soundview Home Equity Loan Trust,
2.56%, 1/25/37 - 6/25/37	(h)797	773
Structured Asset Securities Corp.,
2.57%, 6/25/37	(h)592	537
Terwin Mortgage Trust,
2.59%, 4/25/37	(e)(h)98	96
2.95%, 12/25/34	(h)151	140
TXU Electric Delivery Transition Bond Co. LLC,
4.81%, 11/17/14	175	174
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	100	100
Wachovia Auto Owner Trust,
4.06%, 9/21/09	22	22
		20,383
Collateralized Mortgage Obligations- Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO REMIC
5.53%, 3/15/32	395	40
IO
6.00%, 5/1/31	194	44
6.50%, 4/1/28 - 8/1/28	438	116
8.00%, 1/1/28 - 6/1/31	15	2

IO PAC
6.00%, 4/15/32	195	18
IO REMIC
5.00%, 9/15/14	70	@—
7.00%, 2/15/32	68	12
Federal National Mortgage Association,
Inv Fl IO REMIC
6.00%, 5/25/33	377	79
IO
6.00%, 6/25/33	205	43
6.50%, 6/1/31	124	34
7.00%, 4/25/33	240	48
8.00%, 5/1/30	8	1
9.00%, 11/1/26	28	9
IO PAC
8.00%, 8/18/27	29	6
Government National Mortgage Association,
Inv FI IO
5.48%, 12/16/25	141	18
5.50%, 9/16/27	96	12
5.53%, 5/16/32	80	9
		491
Collateralized Mortgage Obligation (1.2%)
Countrywide Alternative Loan Trust,
IO
2.40%, 12/20/46	5,682	219
2.56%, 2/25/37	8,593	301
2.86%, 3/20/47	4,780	205
3.48%, 12/20/35	(e)(h)7,088	179
3.61%, 12/20/35	(e)(h)9,538	269
Harborview Mortgage Loan Trust,
IO
3.06%, 6/19/35	(h)6,283	138
3.09%, 3/19/37	(h)7,309	234
3.30%, 5/19/35	(h)7,423	152
PO
3/19/37	10	1
		1,698
Finance (12.7%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	205	198
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)610	620
American General Finance Corp.,
4.63%, 5/15/09	755	749
American Honda Finance Corp.,
3.85%, 11/6/08	(e)325	325
Bank of America Corp.,
3.38%, 2/17/09	245	244
5.65%, 5/1/18	870	814
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	160	156
Bank One Corp.,
6.00%, 2/17/09	455	458
Bear Stearns Cos, Inc. (The),
6.40%, 10/2/17	425	421
7.25%, 2/1/18	255	267
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	(e)550	551
Capmark Financial Group, Inc.,
6.30%, 5/10/17	50	32
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)250	183
Chubb Corp.,
5.75%, 5/15/18	55	53
CIT Group, Inc.,
4.75%, 8/15/08	100	100

Citigroup, Inc.,
6.13%, 11/21/17	685	659
Credit Suisse,
6.00%, 2/15/18	640	617
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)300	314
General Electric Capital Corp.,
2.82%, 3/12/10	(h)515	513
4.75%, 9/15/14	95	93
Goldman Sachs Group, Inc.,
6.15%, 4/1/18	305	296
6.25%, 9/1/17	670	663
HBOS plc
6.75%, 5/21/18	(e)320	307
HSBC Finance Corp.,
4.13%, 12/15/08	90	90
6.75%, 5/15/11	285	296
Huntington National Bank (The),
4.38%, 1/15/10	300	279
iStar Financial, Inc.,
3.03%, 3/9/10	(h)320	271
John Hancock Global Funding II,
7.90%, 7/2/10	(e)715	762
JPMorgan Chase & Co.,
4.75%, 5/1/13	535	521
6.00%, 2/15/09	275	277
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	695	614
6.50%, 7/19/17	420	389
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)255	254
Nationwide Building Society,
4.25%, 2/1/10	(e)345	339
NYSE Euronext,
4.80%, 6/28/13	315	311
Popular North America, Inc.,
5.65%, 4/15/09	155	154
Pricoa Global Funding I,
3.90%, 12/15/08	(e)795	791
Sovereign Bancorp, Inc.,
3.03%, 3/23/10	(h)425	380
Travelers Cos, Inc. (The),
5.80%, 5/15/18	175	171
Two-Rock Pass Through Trust,
3.66%	(e)(h)(o)290	29
Unicredit Luxembourg Finance S.A.,
2.97%, 10/24/08	(e)(h)470	470
Wachovia Capital Trust Ill,
5.80%, 3/15/42	(h)515	350
Wachovia Corp.,
5.50%, 5/1/13	490	469
Washington Mutual, Inc.,
8.25%, 4/1/10	365	323
Wells Fargo & Co.,
5.63%, 12/11/17	555	538
World Financial Properties,
6.91%, 9/1/13	(e)736	736
6.95%, 9/1/13	(e)178	178
Xlliac Global Funding,
4.80%, 8/10/10	(e)395	392
		18,017
Industrials (13.9%)
America West Airlines, Inc.,
7.10%, 4/2/21	223	203
Amgen, Inc.,
5.85%, 6/1/17	285	281
ArcelorMittal,
6.13%, 6/1/18	(e)250	245

Archer-Daniels-Midland Co.,
5.45%, 3/15/18	210	205
AstraZeneca plc,
5.90%, 9/15/17	195	200
AT&T, Inc.,
5.10%, 9/15/14	605	594
5.30%, 11/15/10	160	164
Baxter International, Inc.,
4.63%, 3/15/15	160	152
5.38%, 6/1/18	140	139
Biogen Idec, Inc.,
6.88%, 3/1/18	265	272
Bristol Myers Squibb Co.,
5.45%, 5/1/18	375	371
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	30	27
7.13%, 6/15/12	300	303
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	260	262
Canadian National Railway Co.,
5.55%, 5/15/18	40	40
Comcast Cable Communications LLC,
6.75%, 1/30/11	235	244
Comcast Corp.,
5.70%, 5/15/18	535	509
6.50%, 1/15/15	75	76
ConocoPhillips,
5.20%, 5/15/18	415	410
Consumers Energy Co.,
4.00%, 5/15/10	100	99
4.80%, 2/17/09	185	186
Cooper Industries, Inc.,
5.25%, 11/15/12	225	226
Covidien International Finance S.A.,
6.00%, 10/15/17	235	238
Cox Communications, Inc.,
6.25%, 6/1/18	(e)145	142
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	130	131
CVS Pass-Through Trust,
6.04%, 12/10/28	(e)203	189
Dell, Inc.,
5.65%, 4/15/18	(e)150	145
Deutsche Telekom International Finance B.V.,
8.50%, 6/15/10	435	460
Dr Pepper Snapple Group, Inc.,
6.82%, 5/1/18	(e)130	131
FBG Finance Ltd.,
5.13%, 6/15/15	(e)255	241
FedEx Corp.,
5.50%, 8/15/09	145	146
France Telecom S.A.,
7.75%, 3/1/11	290	307
General Electric Capital Corp.,
5.63%, 5/1/18	1,215	1,177
General Electric Co.,
5.25%, 12/6/17	915	881
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	380	379
Grupo Televisa S.A.,
6.00%, 5/15/18	(e)220	215
GTL Trade Finance, Inc.,
7.25%, 10/20/17	(e)160	161
Harley-Davidson Funding Corp.,
6.80%, 6/15/18	(e)85	84
Hewlett-Packard Co.,
5.50%, 3/1/18	110	108

Home Depot, Inc.,
2.90%, 12/16/09	(h)330	322
5.40%, 3/1/16	240	221
Honeywell International, Inc.,
5.30%, 3/1/18	190	188
ICI Wilmington, Inc.,
4.38%, 12/1/08	190	190
KLA-Tencor Corp.,
6.90%, 5/1/18	270	265
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	345	339
Kraft Foods, Inc.,
6.13%, 8/23/18	355	344
Kroger Co. (The),
5.00%, 4/15/13	100	98
LG Electronics, Inc.,
5.00%, 6/17/10	(e)165	162
Marathon Oil Corp.,
5.90%, 3/15/18	130	129
6.00%, 10/1/17	210	209
Macy’s Retail Holdings, Inc.,
5.95%, 11/1/08	295	295
6.30%, 4/1/09	265	264
6.63%, 9/1/08	80	80
Medco Health Solutions, Inc.,
7.13%, 3/15/18	200	208
Monsanto Co.,
5.13%, 4/15/18	50	49
Oracle Corp.,
5.75%, 4/15/18	345	345
Parker Hannifin Corp.,
5.50%, 5/15/18	85	85
Pearson Dollar Finance Two plc,
6.25%, 5/6/18	(e)145	144
Petro Canada,
6.05%, 5/15/18	145	143
Philip Morris International, Inc.,
5.65%, 5/16/18	295	287
Questar Market Resources, Inc.,
6.80%, 4/1/18	235	230
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	205	206
Sprint Nextel Corp.,
6.00%, 12/1/16	240	207
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	85	80
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13	(e)217	220
Telecom Italia Capital S.A.,
4.00%, 1/15/10	335	331
4.95%, 9/30/14	50	46
Textron Financial Corp.,
5.13%, 2/3/11	95	96
Time Warner Cable, Inc.,
6.75%, 7/1/18	140	141
Time Warner, Inc.,
2.92%, 11/13/09	(h)445	433
Unitedhealth Group, Inc.,
6.00%, 2/15/18	185	179
Valero Energy Corp.,
3.50%, 4/1/09	205	204
Verizon Communications, Inc.,
5.50%, 2/15/18	305	291
Verizon Global Funding Corp.,
7.25%, 12/1/10	140	149
Verizon New England, Inc.,
6.50%, 9/15/11	200	206

Viacom, Inc.,
5.75%, 4/30/11	300	301
Vivendi,
6.63%, 4/4/18	335	333
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	315	314
Weatherford International Ltd.,
6.00%, 3/15/18	145	143
Wyeth,
5.45%, 4/1/17	120	119
5.50%, 2/15/16	45	45
Xerox Corp.,
6.35%, 5/15/18	205	203
XTO Energy, Inc.,
5.50%, 6/15/18	290	277
Yum! Brands, Inc.,
8.88%, 4/15/11	190	205
		19,669
Mortgages - Other (15.4%)
Alliance Bancorp Trust,
2.72%, 7/25/37	(h)785	558
American Home Mortgage Assets,
2.67%, 6/25/47	(h)1,066	748
2.78%, 6/25/47	(h)440	171
American Home Mortgage Investment,
2.67%, 5/25/47	(h)1,040	748
3.20%, 11/25/45	(d)(h)(k)375	29
Banc of America Funding Corp.,
2.83%, 9/20/35	(h)245	151
Bear Stearns Mortgage Funding Trust,
2.65%, 3/25/37	(h)945	564
2.66%, 10/25/36	(h)785	551
2.68%, 9/25/46	(h)882	634
Citigroup Mortgage Loan Trust, Inc.,
2.56%, 1/25/37	(h)325	294
Countrywide Alternative Loan Trust,
IO
2.62%, 4/25/47	(h)810	570
2.67%, 11/25/46	(h)498	355
2.71%, 6/25/47	(h)865	488
2.74%, 11/20/35	(h)342	309
2.77%, 6/25/47	(h)868	657
2.78%, 12/20/46	(h)471	158
2.87%, 12/20/35	(h)763	463
Countrywide Home Loan Mortgage Pass Through Trust,
2.75%, 4/25/35	(h)887	671
2.78%, 3/25/35	(h)114	90
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47	(e)108	106
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
2.63%, 2/25/47	(h)855	599
Federal National Mortgage Association,
2.54%, 12/25/36	(h)470	453
5.00%, 6/25/35	806	808
Government National Mortgage Association,
3.08%, 8/20/30	(h)884	887
Greenpoint Mortgage Funding Trust,
2.65%, 4/25/47	(h)958	673
2.68%, 3/25/47	(h)732	515
2.80%, 3/25/36	(h)1,302	723
GSR Mortgage Loan Trust,
2.74%, 8/25/46	(h)709	371
Harborview Mortgage Loan Trust,
2.61%, 4/19/38	(h)957	671
2.63%, 1/25/47	(h)686	482
2.72%, 3/19/37	(h)1,144	807
2.77%, 7/19/45	(h)287	212
2.86%, 11/19/35	(h)581	368

Indymac Index Mortgage Loan Trust,
2.58%, 2/25/37	(h)604	520
2.69%, 11/25/36	(h)618	433
2.70%, 4/25/46	(h)619	436
Luminent Mortgage Trust,
2.72%, 4/25/36 - 10/25/46	(h)1,674	1,081
Residential Accredit Loans, Inc.,
2.64%, 3/25/47	(h)1,192	889
2.74%, 3/25/47	(h)654	255
2.75%, 2/25/46	(h)483	341
2.78%, 5/25/47	(h)347	129
Structured Adjustable Rate Mortgage Loan Trust,
2.82%, 8/25/35	(h)521	406
Structured Asset Mortgage Investments, Inc.,
2.66%, 9/25/47	(h)1,071	795
Washing Mutual Mortgage Pass Through Certificates,
2.83%, 6/25/46	(h)175	80
Washington Mutual, Inc.,
2.73%, 12/25/45	(h)15	14
2.74%, 10/25/45	(h)85	84
2.75%, 4/25/45	(h)612	394
2.77%, 8/25/45	(h)24	24
		21,765
Sovereign (0.6%)
Korea Railroad Corp.,
5.38%, 5/15/13	245	243
Province of Quebec Canada,
6.13%, 1/22/11	550	582
		825
U.S. Treasury Securities (3.6%)
U.S. Treasury Bond,
4.50%, 2/15/36	650	646
U.S. Treasury Note,
3.88%, 2/15/13	4,325	4,434
		5,080
Utilities (2.6%)
Arizona Public Service Co.,
5.80%, 6/30/14	330	314
Carolina Power & Light Co.,
5.13%, 9/15/13	245	247
CenterPoint Energy, Inc.,
7.88%, 4/1/13	100	107
Columbus Southern Power Co.,
4.40%, 12/1/10	100	99
Consolidated Natural Gas Co.,
6.25%, 11/1/11	160	165
Detroit Edison Co. (The),
6.13%, 10/1/10	155	162
E.ON International Finance B.V.,
5.80%, 4/30/18	(e)510	501
Entergy Gulf States, Inc.,
3.08%, 12/1/09	(h)215	213
Equitable Resources, Inc.,
6.50%, 4/1/18	80	80
Israel Electric Corp., Ltd.,
7.25%, 1/15/19	(e)280	286
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	110	107
Miller Brewing Co.,
4.25%, 8/15/08	(e)280	280
Nisource Finance Corp.,
6.80%, 1/15/19	185	182
3.21%, 11/23/09	(h)165	161
Ohio Edison Co.,
6.40%, 7/15/16	110	110

Ohio Power Co.,
6.00%, 6/1/16	190	189
Peco Energy Co.,
5.35%, 3/1/18	140	137
Public Service Electric & Gas Co.,
5.00%, 1/1/13	145	146
Union Electric Co.,
6.70%, 2/1/19	195	198
		3,684
Total Fixed Income Securities (Cost $111,083)		99,373

	No. of Contracts
Call Option Purchased (0.2%)
90 Day EuroDollar Call @ $96.75, expiring 9/14/09 (Cost $241)	(a)279	256

	Shares
Preferred Stocks (0.1%)
Mortgages - Other (0.1%)
Home Ownership Funding Corp., 1.00% (Cost $90)	(e)650	96
Short-Term Investments (28.9%)
Investment Company (13.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)18,864,223	18,864

	Face
	Amount
	(000)
U.S. Treasury Securities (15.6%)
U.S. Treasury Bills
0.73%, 7/10/08	$ (r)8,000	7,998
1.46%, 7/24/08	(r)5,800	5,795
1.72%, 8/21/08	(r)7,200	7,183
1.84%, 10/9/08	(j)(r)1,135	1,129
		22,105
Total Short-Term Investments (Cost $40,975)		40,969
Total Investments + (99.5%) (Cost $152,389)		140,694
Others Assets in Excess of Liabilities (0.5%)		696
Net Assets (100%)		$141,390

(a)	Non-income producing security.
(d)	Security was valued at fair value — At June 30, 2008, the Portfolio held a fair value security which valued at approximately $29,000, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2008.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at June 30, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2008.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $19,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $731,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $52,144,000 and $61,273,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2008.
@	Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2008.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $152,389,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $11,695,000 of which $629,000 related to appreciated securities and $12,324,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	201	$42,452	Sep-08	$(37)
U.S. Treasury
5 yr. Note	127	14,040	Sep-08	(38)
U.S. Treasury
5 yr. Swap	15	1,610	Sep-08	(6)

Short:
EuroDollar
90 Day	11	2,669	Sep-08	(38)
EuroDollar
CME	12	2,905	Dec-08	(34)
EuroDollar
CME	11	2,659	Mar-09	(29)
EuroDollar
CME	11	2,653	Jun-09	(26)
EuroDollar
CME	11	2,646	Sep-09	1
EuroDollar
CME	6	1,439	Dec-09	(9)
EuroDollar
CME	5	1,197	Mar-10	(6)
EuroDollar
CME	1	239	Jun-10	(1)
EuroDollar
CME	1	239	Sep-10	(1)
U.S. Treasury
Short Bond	59	6,820	Sep-08	(13)
U.S. Treasury
10 yr. Note	175	19,936	Sep-08	(58)
				$(295)

CME	Chicago Mercantile Exchange

Option Written:

The Portfolio had the following option(s) written open at period end:

		Premium
	No. of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
90 EuroDollar Call @ $97.25, expiring 9/14/09	279	$139	$155

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$165	1.57%	3/20/18	$(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	240	0.70	3/20/13	(2)
Goodrich Corp., 7.63%, 12/15/12	Buy	170	0.82	3/20/18	(3)
Nordstrom, Inc., 6.95%, 3/15/28	Buy	225	1.03	3/20/18	3
Sealed Air Corp., 5.63%, 7/15/13	Buy	90	1.08	3/20/18	4
Sealed Air Corp., 5.63%, 7/15/13	Buy	130	1.12	3/20/18	6
Textron Financial Corp., 5.13%, 2/3/11	Buy	180	0.80	3/20/18	6
Yum! Brands, Inc., 8.88%, 4/15/11	Buy	190	1.18	3/20/13	(1)
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	165	0.82	3/20/18	1
Tyco International Ltd., Zero Coupon, 11/17/20	Buy	67	0.43	3/20/12	1
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	360	1.00	3/20/15	(3)
Goldman Sachs
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	275	3.05	3/20/13	(16)
Chubb Corp. (The), 6.00%, 11/15/11	Buy	730	0.10	3/20/12	12
Coca-Cola Enterprise, Inc., 6.13%, 8/15/11	Buy	570	0.59	3/20/13	(4)
Dell Inc., 7.10%, 4/15/28	Buy	350	0.22	3/20/12	4
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	270	0.60	12/20/12	(1)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	505	0.80	12/20/17	(@—)
Dow Jones CDX North America Investment Grade Index, Series 10	Sell	700	1.55	6/20/13	(2)
Eaton Corp., 7.65%, 11/15/29	Buy	160	0.97	3/20/18	(1)
Eli Lilly Co., 6.57%, 1/1/16	Buy	115	0.33	3/20/13	(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	150	0.47	3/20/18	2
Hartford Financial Services Group, Inc. (The), 4.75%, 3/1/14	Buy	750	0.12	12/20/11	23
ProLogis, 5.50%, 3/1/13	Buy	160	3.33	3/20/13	(7)
Sealed Air Corp., 5.63%, 7/15/13	Buy	205	1.08	3/20/18	9
Sealed Air Corp., 5.63%, 7/15/13	Buy	100	1.24	3/20/18	3
Textron Financial Corp., 5.13%, 2/3/11	Buy	320	1.05	3/20/13	2
JPMorgan Chase
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,265	0.60	12/20/12	1
Nordstrom, Inc., 6.95%, 3/15/28	Buy	185	1.07	3/20/18	2
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	150	0.58	3/20/13	(1)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	195	0.63	3/20/13	(2)
Tyco International Ltd., 2.75%, 1/15/18	Buy	367	0.65	3/20/11	@—
Lehman Brothers
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	330	0.60	12/20/12	(4)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	600	0.60	12/20/12	(9)
Goodrich Corp., 7.63%, 12/15/12	Buy	210	0.45	3/20/18	3
Goodrich Corp., 7.63%, 12/15/12	Buy	75	0.46	3/20/18	1
Union Pacific Corp., 6.13%, 1/15/12	Buy	375	0.20	12/20/11	5
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	100	1.50	3/20/18	(@—)
Carnival Corp., 6.65%, 1/15/28	Buy	140	1.57	3/20/18	(@—)
Carnival Corp., 6.65%, 1/15/28	Buy	135	1.60	3/20/18	(1)
Eaton Corp., 7.65%, 11/15/29	Buy	200	0.92	3/20/18	(1)
UBS
Eli Lilly Co., 6.57%, 1/1/16	Buy	460	0.30	3/20/13	(2)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	130	1.73	3/20/18	(2)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	130	1.78	3/20/13	(2)
Textron Financial Corp., 5.13%, 2/3/11	Buy	100	1.00	3/20/13	1
Textron Financial Corp., 5.13%, 2/3/11	Buy	155	1.01	3/20/13	1
Textron Financial Corp., 5.13%, 2/3/11	Buy	310	1.06	3/20/13	(4)
					$20

Interest Rate Swap Contracts

The Portfolio had the following interest rate agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	4.15%	6/9/13	$10,070	$(40)
	3 Month LIBOR	Pay	5.37	2/12/18	3,088	22
	3 Month LIBOR	Pay	5.59	2/19/18	5,005	75
	3 Month LIBOR	Pay	5.70	4/14/18	2,780	(12)
	3 Month LIBOR	Pay	4.98	4/15/18	2,190	(16)
	3 Month LIBOR	Receive	5.82	2/12/23	3,970	(50)
	3 Month LIBOR	Receive	6.03	2/19/23	6,460	(119)
	3 Month LIBOR	Receive	5.47	4/14/23	3,560	(10)
	3 Month LIBOR	Receive	5.38	4/15/23	2,590	(1)
Citigroup	3 Month LIBOR	Pay	5.45	8/9/17	10,000	781
	3 Month LIBOR	Pay	5.24	9/27/17	12,200	715
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	14,250	846
	3 Month LIBOR	Pay	5.43	5/29/17	2,250	140
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	5,075	70
	3 Month LIBOR	Pay	5.63	2/28/18	10,030	162
	3 Month LIBOR	Receive	6.04	2/25/23	12,870	(238)
	3 Month LIBOR	Receive	5.96	2/27/23	6,515	(107)
JPMorgan Chase	3 Month LIBOR	Pay	4.07	5/6/13	8,065	(51)
	3 Month LIBOR	Pay	5.45	5/29/17	2,250	143
	3 Month LIBOR	Pay	5.09	9/11/17	5,150	247
Merrill Lynch	3 Month LIBOR	Receive	4.41	5/1/18	10,675	199
	3 Month LIBOR	Pay	5.00	4/15/18	2,920	(20)
	3 Month LIBOR	Receive	5.40	4/15/23	3,635	(3)
						$2,733

LIBOR	London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

International Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (93.4%)
Argentina (0.3%)
Government of Argentina,
8.28%, 12/31/33	$819		$628
Australia (1.6%)
Queensland Treasury Corp.,
6.00%, 10/14/15	AUD	3,300	2,987
Telstra Corp. Ltd.,
6.38%, 6/29/11	EUR	300	476
			3,463
Austria (5.1%)
Oesterreichische Kontrollbank AG,
1.80%, 3/22/10	JPY	180,000	1,717
Republic of Austria,
4.30%, 7/15/14	EUR	5,900	9,056
			10,773
Belgium (5.0%)
Government of Belgium,
3.00%, 3/28/10		7,000	10,699
Bermuda (0.2%)
Adecco Financial Service Bermuda Ltd.,
Zero Coupon, 8/26/13	CHF	425	421
Brazil (1.2%)
Republic of Brazil,
10.00%, 1/1/17	BRL	5,300	2,588
Canada (3.7%)
Bombardier,
Inc., 7.25%, 11/15/16	EUR	150	226
Government of Canada,
4.00%, 9/1/10 - 6/1/16	CAD	6,000	5,995
Quebec Province,
1.60%, 5/9/13	JPY	180,000	1,713
			7,934
Denmark (1.2%)
Kingdom of Denmark,
4.00%, 11/15/15	DKK	13,000	2,586
France (8.5%)
Air Liquide,
5.00%, 3/22/13	EUR	300	460
Compagnie de Financement Foncier,
1.25%, 12/1/11	JPY	400,000	3,756
Compagnie Generale des Etablissements Michelin,
6.38%, 12/3/33	EUR	(h)300	452
Crown European Holdings S.A.,
6.25%, 9/1/11		295	444
Dexia Municipal Agency,
3.50%, 9/21/09		1,500	2,315

Europcar Groupe S.A.,
8.36%, 5/15/13		(h)150	186
France Telecom S.A.,
8.13%, 1/28/33		120	225
Government of France O.A.T.,
3.25%, 4/25/16		1,300	1,847
3.75%, 4/25/17		600	876
5.50%, 4/25/29		4,250	7,094
Groupe Danone,
5.50%, 5/6/15		300	464
			18,119
Germany (10.9%)
Bundesrepublik Deutschland,
4.25%, 7/4/14		650	1,002
4.25%, 7/4/17		700	1,073
5.50%, 1/4/31		3,400	5,728
6.25%, 1/4/24		5,500	9,902
Kreditanstalt fuer Wiederaufbau,
1.75%, 3/23/10	JPY	130,000	1,241
2.05%, 9/21/09		440,000	4,196
			23,142
Greece (2.2%)
Government of Greece,
5.25%, 5/18/12	EUR	3,000	4,738
Hungary (0.5%)
Government of Hungary,
6.00%, 10/24/12	HUF	190,000	1,127
Ireland (0.1%)
Smurfit Kappa Funding plc,
7.75%, 4/1/15	EUR	150	209
Italy (3.3%)
Italy Buoni Poliennali Del Tesoro,
4.00%, 4/15/12		3,500	5,316
Republic of Italy
0.65%, 3/20/09	JPY	190,000	1,786
			7,102
Japan (21.9%)
Development Bank of Japan,
1.60%, 6/20/14		810,000	7,737
1.75%, 3/17/17		250,000	2,401
Government of Japan,
0.60%, 3/20/10		250,000	2,348
1.00%, 12/20/12		300,000	2,812
1.20%, 6/20/11		570,000	5,413
1.55%, 2/21/12		530,000	5,076
1.70%, 6/20/33		440,000	3,609
1.90%, 6/20/16		1,080,000	10,561
2.40%, 3/20/34		430,000	4,055
2.50%, 9/20/36		230,000	2,204
Sharp Corp.,
Zero Coupon, 9/30/13		67,000	630
			46,846
Luxembourg (0.7%)
Fiat Finance & Trade Ltd.,
6.63%, 2/15/13	EUR	300	451
Gaz Capital S.A.,
4.56%, 12/9/12		170	239
LyondellBasell Industries AF SCA,
8.38%, 8/15/15		100	103

Telecom Italia Finance S.A.,
7.75%, 1/24/33		315	498
Wind Acquisition Finance S.A.,
9.75%, 12/1/15		150	237
			1,528
Mexico (0.9%)
Mexican Bonos,
9.50%, 12/18/14	MXN	19,000	1,887
Multi-Country (4.3%)
European Investment Bank,
1.25%, 9/20/12	JPY	390,000	3,676
2.15%, 1/18/27		40,000	373
Inter-American Development Bank,
1.90%, 7/8/09		545,000	5,181
			9,230
Netherlands (5.3%)
ABN Amro Bank N.V.,
1.88%, 10/27/10	EUR	250	359
Government of Netherlands,
4.00%, 1/15/37		5,300	7,125
5.00%, 7/15/12		1,600	2,537
Impress Holdings B.V.,
7.87%, 9/15/13		(h)155	226
Linde Finance B.V.,
4.75%, 4/24/17		300	435
OI European Group B.V.,
6.88%, 3/31/17		150	223
Telefonica Europe B.V.,
5.88%, 2/14/33		320	483
			11,388
Norway (0.9%)
Kingdom of Norway,
5.50%, 5/15/09	NOK	9,400	1,832
Poland (0.6%)
Government of Poland,
5.25%, 10/25/17	PLN	3,000	1,278
Spain (4.6%)
Government of Spain,
5.15%, 7/30/09	EUR	5,200	8,218
5.40%, 7/30/11		1,000	1,596
			9,814
Sweden (0.7%)
Government of Sweden,
4.50%, 8/12/15	SEK	5,700	942
Stena AB,
6.13%, 2/1/17	EUR	150	184
Telefonaktiebolaget LM Ericsson,
6.75%, 11/28/10		230	364
			1,490
United Kingdom (7.2%)
Allied Domecq Financial Services plc,
6.63%, 4/18/11	GBP	190	367
BAA plc, 4.50%, 2/15/18	EUR	400	488
BAT International Finance plc,
5.38%, 6/29/17		750	1,088
British Telecommunications plc,
7.38%, 2/15/11		220	358

FCE Bank plc,
7.13%, 1/15/13		300	376
Imperial Tobacco Finance,
4.38%, 11/22/13		500	695
JTI UK Finance plc,
4.50%, 4/2/14		600	882
National Grid Gas plc,
5.13%, 5/14/13		450	686
Rexam plc,
6.75%, 6/29/67		(h)400	490
United Kingdom Treasury Bond,
4.00%, 9/7/16	GBP	3,700	6,825
4.25%, 6/7/32		800	1,451
4.75%, 6/7/10		800	1,580
			15,286
United States (2.5%)
C10 - EUR Capital SPV Ltd. BVI,
6.28%	EUR	(h)(o)315	398
Chesapeake Energy Corp.,
6.25%, 1/15/17		80	115
Countrywide Financial Corp.,
5.26%, 11/23/10		(h)400	579
General Motors Acceptance Corp.,
5.38%, 6/6/11		370	385
Procter & Gamble Co.,
4.50%, 5/12/14		700	1,048
Washington Mutual Preferred Funding LLC,
9.75%	$	(e)(h)(o)900	710
WM Covered Bond Program,
3.88%, 9/27/11	EUR	1,500	2,166
			5,401
Total Fixed Income Securities (Cost $186,619)			199,509

	Shares
Short-Term Investments (4.0%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)536,902		537

	Face
	Amount
	(000)
U.S. Treasury Security (3.7%)
U.S. Treasury Bill,
1.34%, 7/17/08	$	(r)8,000	7,995
Total Short-Term Investments (Cost $8,530)			8,532
Total Investments + (97.4%) (Cost $195,149)			208,041
Other Assets in Excess of Liabilities (2.6%)			5,553
Net Assets (100%)			$213,594

(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2008.

(p)	The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity

Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $208,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $74,746,000 and $80,053,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2008.
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $195,149,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $12,892,000 of which $13,971,000 related to appreciated securities and $1,079,000 related to depreciated securities.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
ARS	1,125	$370	7/22/08	USD	353	$353	$(17)
AUD	1,025	982	7/10/08	USD	915	915	(67)
AUD	2,200	2,107	7/10/08	USD	2,009	2,009	(98)
AUD	625	591	10/10/08	USD	588	588	(3)
BRL	2,800	1,737	7/22/08	USD	1,642	1,642	(95)
CAD	6,315	6,193	7/10/08	USD	6,349	6,349	156
CAD	950	932	7/10/08	USD	924	924	(8)
CAD	5,340	5,231	10/10/08	USD	5,253	5,253	22
CAD	650	637	7/10/08	USD	639	639	2
CHF	1,150	1,126	7/11/08	USD	1,136	1,136	10
CHF	1,540	1,508	7/11/08	USD	1,496	1,496	(12)
CZK	20,300	1,337	7/16/08	USD	1,334	1,334	(3)
DKK	2,400	506	7/11/08	USD	494	494	(12)
DKK	2,200	464	7/11/08	USD	458	458	(6)
DKK	4,600	965	10/14/08	USD	964	964	(1)
EUR	725	1,140	7/16/08	USD	1,120	1,120	(20)
EUR	375	590	7/16/08	USD	593	593	3
EUR	725	1,140	7/16/08	USD	1,126	1,126	(14)
EUR	1,400	2,202	7/16/08	USD	2,171	2,171	(31)
EUR	575	905	7/16/08	USD	890	890	(15)
EUR	1,000	1,573	7/16/08	USD	1,547	1,547	(26)
EUR	700	1,101	7/16/08	USD	1,080	1,080	(21)
EUR	700	1,101	7/16/08	USD	1,087	1,087	(14)
EUR	1,700	2,675	7/16/08	USD	2,643	2,643	(32)
EUR	825	1,298	7/16/08	USD	1,280	1,280	(18)
EUR	375	589	8/18/08	USD	579	579	(10)
EUR	1,300	2,041	8/18/08	USD	2,016	2,016	(25)
EUR	2,745	4,318	7/16/08	USD	4,318	4,318	(@—)
EUR	675	1,062	7/16/08	USD	1,046	1,046	(16)
EUR	1,100	1,732	7/16/08	USD	1,685	1,685	(47)
EUR	68	108	7/1/08	USD	108	108	@—
GBP	350	696	7/18/08	USD	687	687	(9)
GBP	1,391	2,766	7/18/08	USD	2,732	2,732	(34)
GBP	450	895	7/18/08	USD	885	885	(10)
GBP	450	895	7/18/08	USD	884	884	(11)
GBP	425	839	10/20/08	USD	835	835	(4)
GBP	220	438	7/18/08	USD	427	427	(11)
JPY	115,000	1,084	7/15/08	USD	1,133	1,133	49
JPY	140,000	1,320	7/15/08	USD	1,353	1,353	33
JPY	112,000	1,055	7/15/08	USD	1,067	1,067	12
JPY	115,000	1,084	7/15/08	USD	1,099	1,099	15
JPY	230,000	2,167	7/15/08	USD	2,220	2,220	53
JPY	90,000	848	7/15/08	USD	849	849	1
JPY	140,000	1,324	9/16/08	USD	1,309	1,309	(15)
JPY	885,651	8,341	7/15/08	USD	8,338	8,338	(3)
MXN	10,325	1,000	7/10/08	USD	946	946	(54)
MXN	10,850	1,052	7/10/08	USD	1,049	1,049	(3)
MYR	7,100	2,173	7/22/08	USD	2,165	2,165	(8)
NOK	2,200	427	10/10/08	USD	417	417	(10)
NOK	17,980	3,530	7/11/08	USD	3,550	3,550	20
PLN	11,070	5,187	7/16/08	USD	5,191	5,191	4
PLN	930	436	7/16/08	USD	420	420	(16)
SEK	3,535	587	7/11/08	USD	590	590	3
SGD	585	430	7/15/08	USD	424	424	(6)
SGD	3,765	2,767	7/15/08	USD	2,763	2,763	(4)
USD	2,405	2,405	7/10/08	AUD	2,600	2,490	85
USD	595	595	7/10/08	AUD	625	599	4
USD	2,531	2,531	7/10/08	CAD	2,575	2,525	(6)
USD	5,259	5,259	7/10/08	CAD	5,340	5,237	(22)
USD	2,664	2,664	7/11/08	CHF	2,690	2,634	(30)
USD	1,497	1,497	10/14/08	CHF	1,540	1,508	11
USD	79	79	7/2/08	CHF	81	79	(@—)
USD	1,260	1,260	7/16/08	CZK	20,300	1,338	78
USD	1,333	1,333	8/18/08	CZK	20,300	1,336	3
USD	969	969	7/11/08	DKK	4,600	971	2
USD	10,222	10,222	7/16/08	EUR	6,550	10,305	83
USD	386	386	7/16/08	EUR	250	393	7
USD	1,349	1,349	7/16/08	EUR	850	1,337	(12)

USD	675	675	7/16/08	EUR	425	669	(6)
USD	1,396	1,396	7/16/08	EUR	900	1,416	20
USD	1,628	1,628	7/16/08	EUR	1,050	1,652	24
USD	347	347	7/16/08	EUR	225	354	7
USD	283	283	7/16/08	EUR	180	283	@—
USD	623	623	8/18/08	EUR	400	628	5
USD	862	862	8/18/08	EUR	550	864	2
USD	4,312	4,312	8/18/08	EUR	2,745	4,312	@—
USD	3,191	3,191	7/16/08	EUR	2,050	3,228	37
USD	828	828	7/16/08	EUR	525	827	(1)
USD	246	246	7/16/08	EUR	160	252	6
USD	123	123	7/16/08	EUR	80	126	3
USD	5,016	5,016	7/18/08	GBP	2,550	5,073	57
USD	396	396	7/18/08	GBP	200	398	2
USD	16,247	16,247	7/15/08	JPY	1,607,651	15,152	(1,095)
USD	8,360	8,360	9/16/08	JPY	885,000	8,370	10
USD	186	186	7/15/08	JPY	20,000	188	2
USD	556	556	7/15/08	JPY	60,000	565	9
USD	66	66	7/2/08	JPY	6,912	65	(1)
USD	1,115	1,115	7/10/08	MXN	11,775	1,140	25
USD	900	900	7/10/08	MXN	9,400	910	10
USD	211	211	10/10/08	MXN	2,200	210	(1)
USD	1,037	1,037	10/10/08	MXN	10,850	1,037	@—
USD	3,328	3,328	7/22/08	MYR	10,475	3,206	(122)
USD	2,243	2,243	7/11/08	NOK	11,930	2,340	97
USD	103	103	7/11/08	NOK	525	103	(@—)
USD	1,096	1,096	7/11/08	NOK	5,525	1,084	(12)
USD	3,517	3,517	10/14/08	NOK	17,980	3,494	(23)
USD	3,795	3,795	7/16/08	PLN	8,575	4,018	223
USD	1,529	1,529	7/16/08	PLN	3,425	1,605	76
USD	5,178	5,178	8/18/08	PLN	11,075	5,173	(5)
USD	2,253	2,253	7/22/08	RUB	53,500	2,280	27
USD	576	576	7/11/08	SEK	3,535	587	11
USD	587	587	10/14/08	SEK	3,535	584	(3)
USD	3,164	3,164	7/15/08	SGD	4,350	3,200	36
USD	2,772	2,772	9/16/08	SGD	3,765	2,778	6
USD	1,191	1,191	7/22/08	TWD	35,300	1,165	(26)
USD	1,184	1,184	7/22/08	TWD	35,100	1,158	(26)
		$201,271				$200,422	$(849)

ARS	Argentinian Peso
CZK	Czech Republic Koruny
MYR	Malaysian Ringitt
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
@	Value is less than $500.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
British Pound
Long Gilt	47	$9,773	Sep-08	$(184)
Euro-Schatz	30	4,833	Sep-08	(32)
Euro-Bobl	7	1,166	Sep-08	(18)
Japanese Yen
10 yr. Bond	2	2,551	Sep-08	48
				$(186)

Morgan Stanley Institutional Fund Trust
Investment Grade Fixed Income Portfolio
Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (112.4%)
Agency Adjustable Rate Mortgages (4.6%)
Federal Home Loan Mortgage Corp.,
4.75%, 7/1/35	$2,006	$2,012
5.59%, 4/1/37	2,121	2,148
5.69%, 1/1 /37	2,993	3,052
5.85%, 10/1/36	2,050	2,098
5.96%, 1/1/37	1,196	1,220
Federal National Mortgage Association,
5.92%, 5/1/36	2,267	2,301
5.98%, 7/1/36	2,272	2,311
6.00%, 8/1/36	1,693	1,724
Government National Mortgage Association,
5.13%, 11/20/25 - 12/20/27	357	361
5.38%, 2/20/25 - 2/20/28	1,511	1,532
5.63%, 7/20/25	29	29
		18,788
Agency Fixed Rate Mortgages (43.8%)
Federal Home Loan Bank System,
5.00%, 11/17/17	(c)2,100	2,145
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17 - 11/1/20	26	27
10.25%, 7/1/09	1	1
11.00%, 1/1/16	8	9
13.00%, 9/1/10	@—	@—
Gold Pools:
5.50%, 5/1/37 - 10/1/37	24,450	24,113
6.00%, 2/1/32 - 9/1/37	10,717	10,840
6.50%, 7/1/25 - 3/1/32	352	367
7.00%, 2/1/26	21	23
7.50%, 5/1/16 - 6/1/32	2,848	3,079
8.00%, 11/1/29 - 10/1/31	443	480
8.50%, 12/1/30	98	108
10.00%, 10/1/19 - 1/1/21	47	53
10.50%, 3/1/16	20	22
July TBA
5.00%, 7/15/38	(i)18,350	17,584
5.50%, 7/15/38	(i)12,300	12,117
6.00%, 7/15/38	(i)25,000	25,254
6.50%, 7/15/38	(i)4,100	4,226
Federal National Mortgage Association,
Conventional Pools:
5.00%, 1/1/37 - 10/1/37	6,561	6,296
6.00%, 10/1/31 - 12/1/31	119	121
6.50%, 6/1/26 - 9/1/32	1,206	1,249
7.00%, 11/1/25 - 12/1/34	17,449	18,432
7.50%, 5/1/23 - 9/1/35	4,824	5,204
8.00%, 2/1/12 - 4/1/32	2,187	2,361
8.50%, 4/1/30 - 5/1/32	1,925	2,120
9.00%, 2/1/17	67	74
9.50%, 8/1/22	82	91

10.00%, 5/1/22	85	94
10.50%, 12/1/17 - 10/1/18	27	31
11.00%, 4/1/21	20	21
11.25%, 8/1/13	11	13
11.50%, 1/1/17 - 11/1/19	20	22
July TBA
4.50%, 7/25/23	(i)9,800	9,472
5.00%, 7/25/23 - 7/25/38	(i)16,225	15,838
5.50%, 7/25/37	(i)6,150	6,063
6.50%, 7/25/36	(i)7,100	7,310
7.00%, 7/25/38	(i)3,000	3,145
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	146	159
9.50%, 12/15/17 - 9/15/22	562	621
10.00%, 11/15/09 - 2/15/25	883	985
10.50%, 3/15/19	4	4
11.00%, 3/15/10 - 2/15/16	112	127
11.50%, 1/20/18	2	2
		180,303
Asset Backed Corporates (17.2%)
American Express Credit Account Master Trust,
2.47%, 10/15/12	(h)2,375	2,353
Argent Securities, Inc.,
2.53%, 10/25/36	(h)1,508	1,466
Bear Stearns Asset Backed Securities, Inc.,
2.58%, 1/25/37	(h)1,191	1,099
2.70%, 3/25/35	(h)51	51
Capital Auto Receivables Asset Trust,
2.48%, 4/15/11	(h)2,500	2,487
2.53%, 7/15/10	(h)3,550	3,537
4.98%, 5/15/11	3,515	3,555
5.31%, 10/20/09	(e)2,863	2,869
Capital One Auto Finance Trust,
5.07%, 7/15/11	1,299	1,275
Carrington Mortgage Loan Trust,
2.60%, 2/25/37	(h)1,770	1,713
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	1,428	1,441
Citibank Credit Card Issuance Trust,
2.79%, 3/22/12	(h)2,900	2,873
CNH Equipment Trust,
4.27%, 1/15/10	522	522
5.20%, 6/15/10	953	959
Countrywide Asset Backed Certificates,
2.63%, 5/25/36	(h)310	306
First Franklin Mortgage Loan Asset Backed Certificates,
2.53%, 7/25/36	(h)741	733
2.55%, 2/25/36	(h)72	72
Ford Credit Auto Owner Trust,
2.48%, 4/15/10	(h)3,582	3,578
5.05%, 3/15/10	624	628
5.26%, 10/15/10	3,704	3,742
Fremont Home Loan Trust,
2.53%, 10/25/36	(h)2,006	1,886
GE Equipment Small Ticket LLC,
4.38%, 7/22/09	(e)282	283
4.88%, 10/22/09	(e)754	756
GS Auto Loan Trust,
5.37%, 12/15/10	2,406	2,430

GSAMP Trust,
2.55%, 1/25/37	(h)1,114	1,076
2.60%, 3/25/47	(h)2,053	1,954
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	2,416	2,421
4.07%, 2/15/12	1,696	1,704
Hertz Vehicle Financing LLC,
4.93%, 2/25/10	(e)1,825	1,816
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	634	637
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	264	265
Indymac Residential Asset Backed Trust,
2.61%, 4/25/47	(h)1,392	1,375
MBNA Master Credit Card Trust,
5.90%, 8/15/11	940	957
7.80%, 10/15/12	2,715	2,899
National City Auto Receivables Trust,
2.88%, 5/15/11	596	596
Nationstar Home Equity Loan Trust,
2.55%, 9/25/36	(h)299	296
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	236	237
Residential Asset Mortgage Products, Inc.,
2.55%, 8/25/36	(h)1,101	1,085
2.57%, 10/25/36	(h)1,024	990
Residential Asset Securities Corp.,
2.59%, 4/25/37	(h)1,567	1,495
Securitized Asset Backed Receivables LLC Trust,
2.59%, 2/25/37	(h)2,190	2,061
2.61%, 5/25/37	(h)1,964	1,823
SLM Student Loan Trust,
2.91%, 10/27/14	(h)1,445	1,440
Soundview Home Equity Loan Trust,
2.59%, 2/25/37	(h)1,966	1,790
Structured Asset Securities Corp.,
2.57%, 6/25/37	(h)2,158	1,959
Terwin Mortgage Trust,
2.59%, 4/25/37	(e)(h)340	336
2.95%, 12/25/34	(h)410	381
TXU Electric Delivery Transition Bond Co. LLC,
4.81%, 11/17/14	700	697
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	148	148
Wachovia Auto Owner Trust,
4.06%, 9/21/09	49	49
		71,101
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
3.50%, 3/15/24	2,102	138
5.53%, 3/15/32	414	40
IO
6.00%, 5/1/31	848	192
6.50%, 4/1/28 - 5/15/33	1,576	376
8.00%, 1/1/28 - 6/1/31	160	20
IO PAC
6.00%, 4/15/32	1,079	99
PAC
10.00%, 6/15/20	10	11

Federal National Mortgage Association,
Inv Fl IO
5.72%, 10/25/28	258	13
6.00%, 5/18/27	605	78
6.07%, 10/25/30	170	15
IO
6.00%, 8/25/32 - 11/25/32	1,176	106
6.50%, 2/25/33 - 6/25/33	4,119	889
7.00%, 4/25/33	604	121
7.50%, 11/1/29	836	111
8.00%, 4/1/24 - 12/1/31	662	77
9.00%, 11/1/26	71	21
Government National Mortgage Association,
Inv Fl IO
6.13%, 8/16/29	415	50
		2,357
Collateralized Mortgage Obligations — Non Agency Collateral Series (5.3%)
Banc of America Commercial Mortgage, Inc.,
5.87%, 4/10/49	(h)1,475	1,405
Bear Stearns Commercial Mortgage Securities,
5.90%, 6/11/40	(c)(h)2,700	2,574
Citigroup Commercial Mortgage Trust,
5.89%, 12/10/49	(h)1,950	1,857
Commercial Mortgage Pass Through Certificates,
6.01%, 12/10/49	(h)1,150	1,103
Countrywide Alternative Loan Trust,
IO
2.18%, 3/20/46	9,804	322
2.40%, 12/20/46	23,918	920
2.56%, 2/25/37	11,208	392
2.83%, 2/20/47	14,152	576
2.86%, 3/20/47	19,869	854
3.48%, 12/20/35	(e)(h)10,568	266
3.61%, 12/20/35	(e)(h)14,237	401
Greenpoint Mortgage Funding Trust,
IO
1.30%, 8/25/45 - 10/25/45	13,102	454
GS Mortgage Securities Corp.,
IO
3.88%, 8/25/35	(e)(h)4,634	78
Harborview Mortgage Loan Trust,
IO
3.06%, 6/19/35	(h)7,175	158
3.09%, 3/19/37	(h)9,589	307
3.30%, 5/19/35	(h)9,653	197
3.75%, 7/19/47	(h)16,808	517
PO
3/19/37 - 7/19/47	13	2
Indymac Index Mortgage Loan Trust,
IO
3.33%, 7/25/35	(h)6,526	142
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	1,200	1,119
5.94%, 2/12/49	(h)1,050	1,001
6.01%, 6/15/49	(h)3,025	2,900
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44	(h)1,650	1,597
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	800	746
5.86%, 7/15/40	(h)850	813

Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	1,475	1,365
		22,066
Finance (8.9%)
Ace INA Holdings, Inc.,
5.60%, 5/15/15	270	260
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)1,910	1,941
American General Finance Corp.,
4.63%, 9/1/10	915	887
Bank of America Corp.,
5.65%, 5/1/18	250	234
5.75%, 12/1/17	895	842
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	365	356
Bank One Corp.,
6.00%, 2/17/09	1,350	1,358
Bear Stearns Cos., Inc. (The),
6.40%, 10/2/17	730	723
7.25%, 2/1/18	560	585
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	(c)(e)730	731
Capmark Financial Group, Inc.,
6.30%, 5/10/17	195	126
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)925	676
Chubb Corp.,
5.75%, 5/15/18	90	87
CIT Group, Inc.,
4.75%, 8/15/08	490	488
Citicorp,
6.38%, 11/15/08	705	710
Citigroup, Inc.,
5.88%, 5/29/37	560	478
6.13%, 11/21/17	420	404
Credit Suisse (NY),
6.00%, 2/15/18	1,270	1,225
Farmers Exchange Capital,
7.05%, 7/15/28	(e)675	619
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)725	760
General Electric Capital Corp.,
4.25%, 12/1/10	(c)445	450
5.63%, 5/1/18	1,060	1,027
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	905	880
6.75%, 10/1/37	965	885
HBOS plc,
6.75%, 5/21/18	(c)(e)525	503
HSBC Finance Corp.,
4.13%, 12/15/08	450	449
5.88%, 2/1/09	345	347
6.38%, 10/15/11	688	704
6.75%, 5/15/11	365	380
Huntington National Bank (The),
4.38%, 1/15/10	520	483
iStar Financial, Inc.,
3.03%, 3/9/10	(h)1,175	996
JPMorgan Chase & Co.,
6.00%, 2/15/09	640	644

Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	525	464
6.50%, 7/19/17	720	667
6.88%, 7/17/37	1,210	1,045
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)1,100	1,096
Nationwide Building Society,
4.25%, 2/1/10	(e)1,065	1,047
NYSE Euronext,
4.80%, 6/28/13	435	429
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	550	518
Popular North America, Inc.,
5.65%, 4/15/09	455	451
ProLogis,
6.63%, 5/15/18	110	109
Prudential Financial, Inc.,
6.63%, 12/1/37	365	346
Sovereign Bancorp, Inc.,
3.03%, 3/23/10	(h)1,540	1,377
Travelers Cos., Inc. (The),
5.80%, 5/15/18	275	268
Two-Rock Pass Through Trust,
3.66%	(e)(h)(o)645	65
Unicredit Luxembourg Finance S.A.,
2.97%, 10/24/08	(e)(h)1 ,665	1,664
Wachovia Capital Trust Ill,
5.80%, 3/15/42	(h)1,790	1,218
Wachovia Corp.,
5.50%, 5/1/13	130	125
Washington Mutual Bank/Henderson N.V.,
5.50%, 1/15/13	170	136
Washington Mutual, Inc.,
8.25%, 4/1/10	(c)920	814
Wells Fargo & Co.,
5.63%, 12/11/17	1,040	1,008
World Financial Properties,
6.91%, 9/1/13	(e)1,535	1,535
Xlliac Global Funding,
4.80%, 8/10/10	(e)1,110	1,102
		36,722
Industrials (10.7%)
America West Airlines, Inc.,
7.10%, 4/2/21	1,059	964
Amgen, Inc.,
5.85%, 6/1/17	555	548
ArcelorMittal,
6.13%, 6/1/18	(e)400	392
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	460	450
AstraZeneca plc,
5.90%, 9/15/17	360	370
AT&T Corp.,
8.00%, 11/15/31	250	288
AT&T, Inc.,
6.15%, 9/15/34	545	511
6.30%, 1/15/38	1,035	981
Baxter International, Inc.,
4.63%, 3/15/15	435	415
5.38%, 6/1/18	140	139

Biogen Idec, Inc.,
6.88%, 3/1/18	570	585
Bristol Myers Squibb Co.,
5.45%, 5/1/18	565	558
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	340	304
7.13%, 6/15/12	865	874
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	540	545
Canadian National Railway Co.,
5.55%, 5/15/18	175	173
Comcast Cable Communications LLC,
6.75%, 1/30/11	(c)440	456
7.13%, 6/15/13	145	153
Comcast Corp.,
5.70%, 5/15/18	380	361
6.50%, 1/15/15	150	152
ConAgra Foods, Inc.,
7.00%, 10/1/28	280	289
8.25%, 9/15/30	365	424
ConocoPhillips,
5.20%, 5/15/18	(c)550	543
Consumers Energy Co.,
4.80%, 2/17/09	625	627
Cooper Industries, Inc.,
5.25%, 11/15/12	660	663
Covidien International Finance S.A.,
6.00%, 10/15/17	445	451
COX Communications, Inc.,
6.25%, 6/1/18	(e)430	420
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	460	463
CVS Pass Through Trust,
6.04%, 12/10/28	(e)918	854
Daimler Finance North America LLC,
8.50%, 1/18/31	430	498
Delhaize America, Inc.,
9.00%, 4/15/31	155	183
Dell, Inc.,
5.65%, 4/15/18	(e)460	445
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	290	334
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18	(e)295	297
FBG Finance Ltd.,
5.13%, 6/15/15	(e)795	751
France Telecom S.A.,
8.50%, 3/1/31	610	740
Gaz Capital S.A.,
6.51%, 3/7/22	(c)(e)110	99
General Electric Co.,
5.25%, 12/6/17	2,415	2,326
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	525	524
Grupo Televisa S.A.,
6.00%, 5/15/18	(c)(e)285	279
GTL Trade Finance, Inc.,
7.25%, 10/20/17	(e)225	226
Harley-Davidson Funding Corp.,
6.80%, 6/15/18	(e)310	307

Hewlett Packard Co.,
5.50%, 3/1/18	225	221
Home Depot, Inc.,
2.90%, 12/16/09	(h)1,155	1,125
5.40%, 3/1/16	555	510
Honeywell International, Inc.,
5.30%, 3/1/18	390	385
ICI Wilmington, Inc.,
4.38%, 12/1/08	(c)505	506
KLA-Tencor Corp.,
6.90%, 5/1/18	(c)405	398
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	705	692
Kraft Foods, Inc.,
6.13%, 8/23/18	500	485
Kroger Co. (The),
5.00%, 4/15/13	(c)230	226
LG Electronics, Inc.,
5.00%, 6/17/10	(e)520	512
Macy’s Retail Holdings, Inc.,
6.30%, 4/1/09	370	369
Marathon Oil Corp.,
5.90%, 3/15/18	295	292
6.00%, 10/1/17	405	403
Medco Health Solutions, Inc.,
7.13%, 3/15/18	420	437
Miller Brewing Co.,
4.25%, 8/15/08	(e)800	801
Monsanto Co.,
5.13%, 4/15/18	(c)160	157
Oracle Corp.,
5.75%, 4/15/18	590	591
Parker Hannifin Corp.,
5.50%, 5/15/18	305	307
Pearson Dollar Finance Two plc,
6.25%, 5/6/18	(c)(e)200	198
Petro-Canada,
6.05%, 5/15/18	430	424
Philip Morris International, Inc.,
5.65%, 5/16/18	515	501
Questar Market Resources, Inc.,
6.80%, 4/1/18	460	450
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	605	608
Sprint Capital Corp.,
8.75%, 3/15/32	115	110
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	310	293
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13	(e)1,022	1,037
Telecom Italia Capital S.A.,
4.00%, 1/15/10	1,100	1,086
Telefonica Europe B.V.,
8.25%, 9/15/30	720	829
Textron Financial Corp.,
5.13%, 2/3/11	750	759
Time Warner Cable, Inc.,
6.75%, 7/1/18	420	424
Time Warner, Inc.,
2.92%, 11/13/09	(h)1,580	1,536

UnitedHealth Group, Inc.,
6.00%, 2/15/18	530	514
Valero Energy Corp.,
3.50%, 4/1/09	575	573
Verizon Communications, Inc.,
5.50%, 2/15/18	685	653
Verizon New England, Inc.,
6.50%, 9/15/11	610	627
Viacom, Inc.,
6.88%, 4/30/36	755	711
Vivendi,
6.63%, 4/4/18	595	592
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	595	592
Weatherford International Ltd.,
6.00%, 3/15/18	300	297
Wyeth,
5.45%, 4/1/17	300	296
5.50%, 2/15/16	115	116
Xerox Corp.,
6.35%, 5/15/18	420	415
XTO Energy, Inc.,
5.50%, 6/15/18	495	474
Yum! Brands, Inc.,
8.88%, 4/15/11	610	660
		44,154
Mortgages — Other (15.5%)
Alliance Bancorp Trust,
2.72%, 7/25/37	(h)2,798	1,987
American Home Mortgage Assets,
2.67%, 10/25/46 - 6/25/47	(h)7,172	5,081
2.71%, 9/25/46	(h)2,323	1,256
2.78%, 6/25/47	(h)1,484	575
2.80%, 10/25/46	(h)1,527	548
Banc of America Funding Corp.,
2.83%, 9/20/35	(h)701	434
Bear Stearns Mortgage Funding Trust,
2.62%, 3/25/37	(h)2,952	2,114
2.68%, 9/25/46	(h)2,294	1,647
California Federal Savings & Loan Association,
8.80%, 1/25/14	(d)(k)@—	@—
Countrywide Alternative Loan Trust,
2.67%, 10/25/46 - 11/25/46	(h)4,508	3,204
2.74%, 11/20/35	(h)569	514
2.75%, 7/25/46	(h)1,381	755
2.77%, 6/25/47	(h)2,180	1,651
2.78%, 12/20/46 - 5/25/47	(h)882	345
2.79%, 3/20/46	(h)1,422	764
2.86%, 11/20/35	(h)1,412	822
2.87%, 12/20/35	(h)2,124	1,288
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
2.63%, 2/25/47	(h)3,173	2,222
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)389	384
Downey Savings & Loan Association Mortgage Loan Trust,
2.68%, 11/19/37	(h)2,630	1,843
Federal National Mortgage Association,
2.54%, 12/25/36	1,652	1,594
7.00%, 9/25/32	519	549

Greenpoint Mortgage Funding Trust,
2.65%, 4/25/47	(h)3,641	2,558
2.68%, 3/25/47	(h)3,466	2,436
2.80%, 3/25/36	(h)1,688	937
GSR Mortgage Loan Trust,
2.67%, 8/25/46	(h)2,367	1,710
Harborview Mortgage Loan Trust,
2.61%, 4/19/38	(h)1,878	1,316
2.63%, 1/25/47	(h)2,212	1,554
2.68%, 9/19/46 - 1/25/47	(h)2,986	1,885
2.71%, 7/19/46	(h)1,894	1,086
2.73%, 8/21/36 - 9/19/46	(h)4,327	2,422
2.76%, 11/19/36	(h)2,700	1,582
2.77%, 7/19/45	(h)511	376
2.86%, 11/19/35	(h)1,048	664
Indymac Index Mortgage Loan Trust,
2.58%, 2/25/37	(h)2,496	2,150
2.60%, 7/25/46	(h)2,399	2,290
2.69%, 11/25/36	(h)1,790	1,256
2.86%, 10/25/36	(h)1,313	846
Luminent Mortgage Trust,
2.72%, 4/25/36	(h)1,372	949
Mastr Adjustable Rate Mortgages Trust,
2.73%, 4/25/46	(h)1,379	801
3.58%, 5/25/47	(d)(h)1 ,500	73
Residential Accredit Loans, Inc.,
2.64%, 3/25/47	(h)4,441	3,314
2.71%, 5/25/46	(h)1,500	802
2.75%, 2/25/46	(h)653	461
2.78%, 5/25/47	(h)1,251	465
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	12	12
Structured Asset Mortgage Investments, Inc.,
2.67%, 2/25/36	(h)519	385
Wamu Alternative Mortgage Pass Through Certificates,
4.49%, 8/25/46	(h)2,060	1,486
Washington Mutual, Inc.,
2.73%, 12/25/45	(h)21	21
2.74%, 10/25/45	(h)141	138
2.77%, 8/25/45	(h)45	44
2.83%, 6/25/46	(h)525	239
		63,835
Sovereign (0.1%)
Korea Railroad Corp.,
5.38%, 5/15/13	300	297
U.S. Treasury Securities (3.3%)
U.S. Treasury Bonds,
4.50%, 2/15/36	(c)6,750	6,704
5.38%, 2/15/31	(c)6,150	6,835
		13,539
Utilities (2.4%)
Appalachian Power Co.,
5.65%, 8/15/12	255	255
Arizona Public Service Co.,
5.80%, 6/30/14	745	709
Carolina Power & Light Co.,
5.13%, 9/15/13	760	766
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	225	200
7.88%, 4/1/13	135	145

Consolidated Natural Gas Co.,
6.25%, 11/1/11	355	367
Detroit Edison Co. (The),
6.13%, 10/1/10	480	500
E.ON International Finance B.V.,
5.80%, 4/30/18	(e)860	845
Entergy Gulf States, Inc.,
3.08%, 12/1/09	(h)455	450
3.43%, 12/8/08	(e)(h)51	51
Equitable Resources, Inc.,
6.50%, 4/1/18	135	135
Israel Electric Corp. Ltd.,
7.25%, 1/15/19	(e)520	532
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	345	337
NiSource Finance Corp.,
3.21%, 11/23/09	(h)535	520
6.80%, 1/15/19	265	260
Ohio Power Co.,
6.00%, 6/1/16	740	735
6.40%, 7/15/16	465	465
Peco Energy Co.,
5.35%, 3/1/18	355	348
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	750	716
Public Service Electric & Gas Co.,
5.00%, 1/1/13	580	583
Texas Eastern Transmission LP,
7.00%, 7/15/32	425	427
Union Electric Co.,
6.70%, 2/1/19	415	421
		9,767
Total Fixed Income Securities (Cost $501,649)		462,929

	No. of Contracts
Call Option Purchased (0.2%)
90 Day EuroDollar Call @ $96.75, expiring 9/14/09 (Cost $728)	(a)842	774

	Shares
Preferred Stock (0.3%)
Mortgages — Other (0.3%)
Home Ownership Funding Corp.,
1.00% (Cost $1,110)
Short-Term Investments (13.6%)	(e)7,150	1,061
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)1,417,215	1,417

	Face
	Amount
	(000)
Short-Term Debt (1.2%)
Alliance & Leicester plc,
2.47%, 9/5/08	$ (h)183	183
Bancaja,
2.97%, 11/12/08	(h)92	92
Bank of New York Co., Inc.,
2.46%, 8/8/08	(h)91	91

BASF AG,
2.73%, 8/19/08	(h)91	91
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08	(h)365	365
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08	(h)183	183
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	1,597	1,597
First Tennessee Bank,
2.50%, 8/15/08	(h)457	457
Goldman Sachs Group, Inc.,
2.54%, 9/12/08	(h)91	91
HSBC Finance Corp.,
2.47%, 8/6/08	(h)91	91
IBM Corp.,
2.48%, 9/8/08	(h)365	365
Macquarie Bank Ltd.,
2.51%, 8/20/08	(h)182	182
Metropolitan Life Global Funding,
2.48%, 8/21/08	(h)274	274
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08	(h)365	365
Nationwide Building Society,
2.88%, 7/28/08	(h)212	212
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08	(h)128	128
2.50%, 8/14/08	(h)201	201
		4,968
		6,385

Shares
Investment Company (11.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)46,950,431	46,950

	Face
	Amount
	(000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill,
1.84%, 10/9/08	$ (j)(r)2,915	2,900
Total Short-Term Investments (Cost $56,237)		56,235
Total Investments + (126.5%) (Cost $559,724) — including $9,275 of Securities Loaned		520,999
Liabilities in Excess of Other Assets (-26.5%)		(109,091)
Net Assets (100%)		$411,908

(a)	Non-income producing security.
(c)

All or a portion of security on loan at June 30, 2008. At June 30, 2008, the Portfolio had loaned securities with a total value of $9,275,000. This was secured by collateral of $6,385,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $3,088,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Security was valued at fair value — At June 30, 2008, the Portfolio held approximately $73,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)	Security has been deemed illiquid at June 30, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2008.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $22,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $797,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $206,450,000 and $189,737,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2008.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2008.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $559,724,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $38,725,000 of which $2,561,000 related to appreciated securities and $41,286,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

		Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
	U.S. Treasury
	2 yr. Note	127	$26,823	Sep-08	$(11)
	U.S. Treasury
	Long Bond	54	6,242	Sep-08	108
	5 yr. Swap	12	1,288	Sep-08	(7)
Short:
	EuroDollar
	90 Day	16	3,883	Sep-08	(55)
	EuroDollar
	CME	15	3,631	Dec-08	(42)
	EuroDollar
	CME	11	2,659	Mar-09	(29)
	EuroDollar
	CME	8	1,929	Jun-09	(19)
	EuroDollar
	CME	29	6,976	Sep-09	2
	EuroDollar
	CME	22	5,276	Dec-09	(34)
	EuroDollar
	CME	18	4,309	Mar-10	(22)
	EuroDollar
	CME	7	1,673	Jun-10	(7)
	EuroDollar
	CME	3	716	Sep-10	(3)
	EuroDollar
	CME	2	477	Dec-10	(1)
	U.S. Treasury
	5 yr. Note	241	26,644	Sep-08	(21)
	U.S. Treasury
	10 yr. Note	499	56,847	Sep-08	(104)
	10 yr. Swap	135	14,844	Sep-08	(111)
					$(356)

CME   Chicago Mercantile Exchange

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number	Premiums
	of	Received	Value
	Contracts	(000)	(000)
Call Options Written
90 Day EuroDollar Call @ $97.25 expiring 9/14/09	842	$419	$468

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$330	1.57%	3/20/18	$(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	440	0.70	3/20/13	(4)
Goodrich Corp., 7.63%, 12/15/12	Buy	280	0.82	3/20/18	(4)
Nordstrom, Inc., 6.95%, 3/15/28	Buy	500	1.03	3/20/18	6
Sealed Air Corp., 5.63%, 7/15/13	Buy	150	1.08	3/20/18	7
Sealed Air Corp., 5.63%, 7/15/13	Buy	430	1.12	3/20/18	18
Textron Financial Corp., 5.13%, 2/3/11	Buy	355	0.80	3/20/18	11
Yum! Brands, Inc., 8.88%, 4/15/11	Buy	610	1.18	3/20/13	(5)
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	310	0.82	3/20/18	1
Tyco International Ltd., Zero Coupon, 11/17/20	Buy	533	0.43	3/20/12	6
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	715	1.00	3/20/15	(6)
Goldman Sachs
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	560	3.05	3/20/13	(33)
Chubb Corp. (The), 6.00%, 11/15/11	Buy	2,600	0.10	3/20/12	44
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	1,175	0.59	3/20/13	(8)
Dell, Inc., 7.10%, 4/15/28	Buy	1,300	0.22	3/20/12	14
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	625	0.60	12/20/12	(3)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,220	0.80	12/20/17	(@—)
Dow Jones CDX North America Investment Grade Index, Series 10	Sell	2,055	1.55	6/20/13	(5)
Eaton Corp., 7.65%, 11/15/29	Buy	305	0.97	3/20/18	(3)
Eli Lilly Co., 6.57%, 1/1/16	Buy	245	0.33	3/20/13	(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	385	0.47	3/20/18	4
Hartford Financial Service Group, Inc. (The), 4.75%, 3/1/14	Buy	2,600	0.12	12/20/11	79
ProLogis, 5.50%, 3/1/13	Buy	330	3.33	3/20/13	(14)
Sealed Air Corp., 5.63%, 7/15/13	Buy	420	1.08	3/20/18	19
Sealed Air Corp., 5.63%, 7/15/13	Buy	205	1.24	3/20/18	7
Textron Financial Corp., 5.13%, 2/3/11	Buy	700	1.05	3/20/13	5
Tyco International Ltd., 6.38%, 10/15/11	Buy	500	0.80	3/20/11	(1)
JPMorgan Chase
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	2,555	0.60	12/20/12	2
Nordstrom, Inc., 6.95%, 3/15/28	Buy	350	1.07	3/20/18	3
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	300	0.58	3/20/13	(2)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	410	0.63	3/20/13	(3)
Tyco International Ltd., 2.75%, 1/15/18	Buy	500	0.65	3/20/11	1
Lehman Brothers
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,830	0.60	12/20/12	(25)
Goodrich Corp., 7.63%, 12/15/12	Buy	390	0.45	3/20/18	5
Goodrich Corp., 7.63%, 12/15/12	Buy	280	0.46	3/20/18	3
Union Pacific Corp., 6.12%, 1/15/12	Buy	1,300	0.20	12/20/11	17
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	330	1.50	3/20/18	(1)
Carnival Corp., 6.65%, 1/15/28	Buy	275	1.57	3/20/18	(1)
Carnival Corp., 6.65%, 1/15/28	Buy	225	1.60	3/20/18	(2)
Eaton Corp., 7.65%, 11/15/29	Buy	440	0.92	3/20/18	(2)
UBS
Eli Lilly Co., 6.57%, 1/1/16	Buy	965	0.30	3/20/13	(4)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	270	1.73	3/20/18	(4)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	270	1.78	3/20/13	(3)
Textron Financial Corp., 5.13%, 2/3/11	Buy	310	1.00	3/20/13	3
Textron Financial Corp., 5.13%, 2/3/11	Buy	270	1.01	3/20/13	3
Textron Financial Corp., 5.13%, 2/3/11	Buy	615	1.06	3/20/13	(7)
					$116

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	4.20%	6/3/13	$5,500	$(8)
	3 Month LIBOR	Pay	4.15	6/9/13	30,215	(119)
	3 Month LIBOR	Pay	5.37	2/12/18	12,969	90
	3 Month LIBOR	Pay	5.59	2/19/18	17,175	256
	3 Month LIBOR	Pay	5.07	4/14/18	8,730	(38)
	3 Month LIBOR	Pay	4.98	4/15/18	4,285	(32)
	3 Month LIBOR	Receive	5.82	2/12/23	16,660	(208)
	3 Month LIBOR	Receive	6.03	2/19/23	22,170	(408)
	3 Month LIBOR	Receive	5.47	4/14/23	11,180	(31)
	3 Month LIBOR	Receive	5.38	4/15/23	4,750	(2)
Citigroup	3 Month LIBOR	Pay	3.77	4/24/13	17,900	(341)
	3 Month LIBOR	Pay	5.33	5/22/17	12,800	707
	3 Month LIBOR	Pay	5.37	5/23/17	12,800	741
	3 Month LIBOR	Pay	5.34	5/24/17	11,000	612
	3 Month LIBOR	Pay	5.24	9/27/17	8,000	469
	3 Month LIBOR	Receive	5.29	9/28/17	9,000	(562)
	3 Month LIBOR	Receive	5.00	11/13/17	3,000	(88)
	3 Month LIBOR	Receive	4.73	12/27/17	6,725	(41)
	3 Month LIBOR	Pay	4.47	1/10/18	6,000	4
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	28,700	1,703
	3 Month LIBOR	Pay	5.43	5/29/17	19,625	1,217
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	17,355	240
	3 Month LIBOR	Pay	5.63	2/28/18	34,080	550
	3 Month LIBOR	Receive	6.04	2/25/23	43,725	(809)
	3 Month LIBOR	Receive	5.96	2/27/23	22,275	(366)
JPMorgan Chase	3 Month LIBOR	Pay	4.07	5/6/13	21,510	(136)
	3 Month LIBOR	Pay	4.27	6/2/13	8,915	19
	3 Month LIBOR	Pay	5.37	5/23/17	5,800	337
	3 Month LIBOR	Pay	5.34	5/24/17	2,650	148
	3 Month LIBOR	Pay	5.45	5/29/17	19,625	1,245
	3 Month LIBOR	Pay	5.44	8/20/17	3,700	286
	3 Month LIBOR	Pay	5.09	9/11/17	11,300	543
	3 Month LIBOR	Receive	5.23	9/27/17	8,300	(483)
	3 Month LIBOR	Receive	5.30	9/28/17	9,000	(569)
	3 Month LIBOR	Pay	5.25	10/11/17	8,500	440
	3 Month LIBOR	Receive	5.01	11/13/17	5,000	(155)
	3 Month LIBOR	Receive	4.24	1/22/18	5,350	103
	3 Month LIBOR	Receive	4.52	2/19/18	5,500	(11)
	3 Month LIBOR	Receive	4.62	2/22/18	6,700	(69)
	3 Month LIBOR	Receive	4.41	5/1/18	33,000	614
Merrill Lynch	3 Month LIBOR	Pay	5.00	4/15/18	5,715	(39)
	3 Month LIBOR	Receive	5.40	4/15/23	6,670	(5)
						$5,804

LIBOR   London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2008 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (94.6%)
Agency Adjustable Rate Mortgages (3.9%)
Federal Home Loan Mortgage Corp.,
4.35%, 10/1/33	$4,076	$4,096
4.36%, 7/1/35	5,154	5,160
5.40%, 7/1/34	687	697
Federal National Mortgage Association,
4.26%, 6/1/34	328	328
4.59%, 5/1/35	4,995	5,069
4.86%, 7/1/34	602	601
5.34%, 5/1/35	2,741	2,797
5.51%, 3/1/36	4,569	4,671
5.67%, 4/1/35	968	973
5.93%, 2/1/35	478	482
6.00%, 8/1/36	4,801	4,888
Government National Mortgage Association,
5.13%, 12/20/25 - 12/20/27	106	107
5.38%, 1/20/25 - 1/20/28	433	438
5.63%, 7/20/27 - 9/20/27	105	106
		30,413
Agency Fixed Rate Mortgages (10.0%)
Federal Home Loan Mortgage Corp.,
5.13%, 11/17/17	20,500	21,100
Conventional Pools:
10.00%, 3/1/11 - 10/1/20	79	88
11.00%, 5/1/20	5	5
11.50%, 1/1/18	10	10
Gold Pools:
6.50%, 9/1/19 - 11/1/29	126	132
7.00%, 3/1/32	2	2
7.50%, 11/1/19 - 11/1/32	2,272	2,456
8.50%, 8/1/28	35	38
10.00%, 10/1/21	7	7
10.50%, 1/1/19 - 10/1/20	13	14
11.50%, 8/1/10	4	4
12.00%, 6/1/15	17	20
Federal National Mortgage Association,
4.38%, 3/15/13	42,000	42,492
Conventional Pools:
6.50%, 3/1/18 - 10/1/32	2,654	2,758
7.00%, 5/1/26 - 12/1/34	3,473	3,671
7.50%, 9/1/29 - 7/1/32	3,287	3,538
8.00%, 12/1/29 - 8/1/31	190	206
9.50%, 11/1/20	23	25
10.00%, 8/1/16 - 9/1/16	23	25
10.50%, 12/1/16	10	11
11.00%, 7/1/20	5	6
11.50%, 11/1/19	20	23
12.50%, 2/1/15	15	17
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 1/15/17	87	95
9.50%, 12/15/17 - 12/15/21	176	196
10.00%, 11/15/09 - 7/15/22	433	486
10.50%, 8/15/21	24	28
11.00%, 1/15/10 - 1/15/21	174	195
11.50%, 2/15/13 - 11/15/19	105	117
		77,765

Asset Backed Corporates (21.3%)
ACE Securities Corp.,
5.18%, 9/25/33	(h)401	276
Ameriquest Mortgage Securities, Inc.,
3.63%, 8/25/34	(h)2,348	1,215
Amortizing Residential Collateral Trust,
6.23%, 1/25/33	(h)114	5
BA Credit Card Trust,
2.69%, 4/16/12	(h)12,325	12,284
Capital Auto Receivables Asset Trust,
2.53%, 7/15/10	(h)3,000	2,989
4.98%, 5/15/11	8,914	9,016
5.02%, 9/15/11	5,250	5,331
5.31%, 10/20/09	(e)6,473	6,485
5.38%, 7/15/10	9,100	9,238
Capital One Auto Finance Trust,
5.07%, 7/15/11	2,935	2,880
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	3,905	3,940
Chase Issuance Trust,
4.96%, 9/17/12	10,225	10,393
CIT Equipment Collateral,
5.07%, 2/20/10	4,221	4,244
CNH Equipment Trust,
5.20%, 6/15/10	2,241	2,256
5.40%, 10/17/11	3,000	3,040
Countrywide Asset Backed Certificates,
4.37%, 10/25/35	(h)1,035	1,032
Credit Based Asset Servicing and Securitization LLC,
2.52%, 7/25/36	(h)1,371	1,353
DaimlerChrysler Auto Trust,
5.00%, 2/8/12	8,825	8,945
Ford Credit Auto Owner Trust,
2.50%, 8/15/11	(h)5,700	5,626
5.05%, 3/15/10	1,677	1,687
5.26%, 10/15/10	5,834	5,893
5.40%, 8/15/11	8,950	9,096
GE Equipment Small Ticket LLC,
4.38%, 7/22/09	(e)564	566
4.88%, 10/22/09	(e)1,955	1,960
Harley-Davidson Motorcycle Trust,
3.56%, 2/15/12	2,203	2,185
3.76%, 12/17/12	6,024	6,038
4.07%, 2/15/12	4,129	4,149
4.41%, 6/15/12	4,530	4,566
Hertz Vehicle Financing LLC,
4.93%, 2/25/10	(e)4,550	4,528
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	1,781	1,788
Hyundai Auto Receivables Trust,
5.04%, 1/17/12	8,400	8,553
Lehman XS Trust,
2.78%, 2/25/46	(h)3,853	1,674
MBNA Credit Card Master Note Trust,
4.30%, 2/15/11	295	296
National City Auto Receivables Trust,
2.88%, 5/15/11	1,526	1,526
Nationstar Home Equity Loan Trust,
2.54%, 6/25/37	(h)3,722	3,513
New Century Home Equity Loan Trust,
4.46%, 8/25/35	(g)385	383
Nissan Auto Receivables Owner Trust,
5.03%, 5/16/11	7,125	7,243
USAA Auto Owner Trust,
4.90%, 2/15/12	8,900	9,020
		165,212

Collateralized Mortgage Obligations — Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corp.,
PAC REMIC
3.50%, 5/15/22	413	413
REMIC
7.50%, 9/15/29	3,338	3,514
Federal National Mortgage Association,
PAC REMIC
5.50%, 1/25/24	905	907
6.50%, 6/25/35	1,933	2,018
		6,852
Collateralized Mortgage Obligation — Non Agency Collateral Series (2.2%)
Citigroup Commercial Mortgage Trust,
5.62%, 12/10/49	(h)2,527	2,508
Countrywide Alternative Loan Trust,
IO
2.18%, 3/20/46	23,505	771
2.56%, 2/25/37	18,979	664
Greenpoint Mortgage Funding Trust,
IO
1.30%, 8/25/45 - 10/25/45	29,626	1,029
GS Mortgage Securities Corp.,
IO
3.88%, 8/25/35	(e)(h)1 2,801	216
Harborview Mortgage Loan Trust,
IO
3.06%, 6/19/35	(h)16,945	373
3.09%, 3/19/37	(h)23,067	739
3.30%, 5/19/35	(h)18,971	388
3.57%, 1/19/36	(h)25,888	724
3.62%, 1/19/36	(h)11,310	359
3.75%, 7/19/47	(h)40,898	1,259
PO
3/19/37 - 7/19/47	31	4
Indymac Index Mortgage Loan Trust,
IO
3.33%, 7/25/35	(h)15,456	335
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.65%, 6/15/49	4,980	4,982
Washington Mutual, Inc.,
IO
0.51%, 6/25/44	7,567	132
0.55%, 7/25/44	13,153	218
0.57%, 10/25/44	18,999	309
0.91%, 3/25/47	108,412	1,762
		16,772
Finance (13.0%)
Allstate Life Global Funding Trusts,
4.50%, 5/29/09	690	691
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	1,485	1,460
Bank of America Corp.,
3.38%, 2/17/09	3,095	3,083
4.88%, 9/15/12	2,130	2,094
Bank of Scotland plc,
5.63%, 7/20/09	(e)5,400	5,441
Bank One Corp.,
6.00%, 2/17/09	664	668
Capital One Financial Corp.,
2.98%, 9/10/09	(h)3,240	3,024
CIT Group, Inc.,
4.75%, 8/15/08	2,270	2,259
Citicorp,
6.38%, 11/15/08	1,055	1,063
Citigroup, Inc.,
3.63%, 2/9/09	2,655	2,651

4.63%, 8/3/10	1,120	1,116
5.30%, 10/17/12	1,625	1,587
Credit Suisse USA, Inc.,
6.13%, 11/15/11	1,040	1,069
General Electric Capital Corp.,
5.45%, 1/15/13	6,200	6,335
Goldman Sachs Group, Inc. (The),
5.45%, 11/1/12	2,775	2,771
6.88%, 1/15/11	2,550	2,649
Hartford Financial Services Group, Inc.,
5.55%, 8/16/08	3,700	3,707
HSBC Finance Corp.,
4.13%, 12/15/08	760	759
5.88%, 2/1/09	1,580	1,591
6.38%, 10/15/11	285	292
6.75%, 5/15/11	630	655
John Hancock Financial Services, Inc.,
5.63%, 12/1/08	3,365	3,394
John Hancock Global Funding II,
7.90%, 7/2/10	(e)625	666
JPMorgan Chase & Co.,
6.00%, 2/15/09	805	810
6.75%, 2/1/11	2,600	2,700
7.00%, 11/15/09	315	322
Lehman Brothers Holdings, Inc.,
2.85%, 12/23/08	(h)2,130	2,089
3.01%, 12/23/10	(h)1,155	1,083
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)2,350	2,341
Mellon Funding Corp.,
6.40%, 5/14/11	2,465	2,553
Metropolitan Life Global Funding I,
4.63%, 8/19/10	(e)4,310	4,340
Monumental Global Funding II,
4.38%, 7/30/09	(e)2,335	2,316
Popular North America, Inc.,
5.65%, 4/15/09	2,245	2,224
Pricoa Global Funding I,
3.90%, 12/15/08	(e)2,930	2,917
Principal Life Income Funding Trusts,
5.15%, 6/17/11	2,450	2,466
Santander Central Hispano Issuance Ltd.,
7.63%, 11/3/09	3,900	4,000
Sovereign Bancorp, Inc.,
3.03%, 3/23/10	(h)3,160	2,826
Unicredit Luxembourg Finance S.A.,
2.97%, 10/24/08	(e)(h)4,310	4,307
Wachovia Corp.,
5.30%, 10/15/11	2,900	2,838
Washington Mutual, Inc.,
4.00%, 1/15/09	1,130	1,096
Wells Fargo & Co.,
3.12%, 8/15/08	2,638	2,635
Wells Fargo Bank N.A.,
6.45%, 2/1/11	2,380	2,489
World Financial Properties,
6.91%, 9/1/13	(e)2,148	2,148
6.95%, 9/1/13	(e)662	659
Xlliac Global Funding,
4.80%, 8/10/10	(e)2,485	2,466
		100,650
Industrials (10.6%)
American Honda Finance Corp.,
3.85%, 11/6/08	(e)2,650	2,650
Amgen, Inc.,
4.00%, 11/18/09	2,150	2,153

AT&T, Inc.,
2.88%, 2/5/10	(h)3,145	3,132
5.30%, 11/15/10	600	614
BAE Systems Holdings, Inc.,
4.75%, 8/15/10	(e)2,200	2,227
BellSouth Corp.,
6.00%, 10/15/11	3,670	3,783
British Telecommunications plc,
8.63%, 12/15/10	1,400	1,504
Brookfield Asset Management, Inc.,
8.13%, 12/15/08	2,555	2,574
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	3,165	3,195
Comcast Cable Communications LLC,
6.88%, 6/15/09	1,110	1,140
Comcast Corp.,
5.85%, 1/15/10	900	914
ConocoPhillips,
8.75%, 5/25/10	2,900	3,157
Consumers Energy Co.,
4.80%, 2/17/09	2,345	2,352
COX Communications, Inc.,
4.63%, 1/15/10	1,600	1,592
CVS Caremark Corp.,
4.00%, 9/15/09	2,710	2,696
Daimler Finance North America LLC,
3.22%, 3/13/09	(h)2,425	2,421
Deutsche Telekom International Finance B.V.,
8.50%, 6/15/10	2,245	2,376
FedEx Corp.,
5.50%, 8/15/09	2,100	2,112
France Telecom S.A.,
7.75%, 3/1/11	2,200	2,331
Home Depot, Inc.,
2.90%, 12/16/09	(h)2,425	2,363
Honeywell International, Inc.,
6.13%, 11/1/11	2,175	2,309
Hospira, Inc.,
3.28%, 3/30/10	(h)2,130	2,066
ICI Wilmington, Inc.,
4.38%, 12/1/08	1,070	1,072
J.C. Penney Corp., Inc.,
7.38%, 8/15/08	2,610	2,617
Kraft Foods, Inc.,
4.00%, 10/1/08	910	910
4.13%, 11/12/09	2,560	2,557
Macy’s Retail Holdings, Inc.,
6.30%, 4/1/09	790	787
6.63%, 9/1/08	1,790	1,792
Miller Brewing Co.,
4.25%, 8/15/08	(e)3,095	3,099
Oracle Corp.,
5.00%, 1/15/11	1,540	1,571
Safeway, Inc.,
7.50%, 9/15/09	1,585	1,637
Sealed Air Corp.,
6.95%, 5/15/09	(e)440	446
Telecom Italia Capital S.A.,
4.00%, 1/15/10	385	380
4.88%, 10/1/10	2,400	2,381
Time Warner, Inc.,
2.91%, 11/13/09	(h)3,310	3,218
UnitedHealth Group, Inc.,
2.76%, 3/2/09	(h)1,090	1,081
4.13%, 8/15/09	1,065	1,056

Valero Energy Corp.,
3.50%, 4/1/09	3,280	3,272
Verizon Global Funding Corp.,
7.25%, 12/1/10	1,140	1,211
Viacom, Inc.,
3.13%, 6/16/09	(h)1,270	1,257
5.75%, 4/30/11	2,145	2,151
		82,156
Mortgages - Other (29.9%)
American Home Mortgage Assets,
2.71%, 5/25/46	(h)4,748	2,692
2.72%, 6/25/47	(h)7,906	5,182
2.74%, 10/25/46	(h)7,219	3,963
2.78%, 6/25/47	(h)3,083	1,196
2.80%, 10/25/46	(h)3,095	1,110
American Home Mortgage Investment Trust,
2.67%, 5/25/47	(h)7,821	5,623
4.34%, 2/25/44	(h)549	484
Banc of America Mortgage Securities, Inc.,
4.37%, 1/25/35	(h)4,181	4,073
4.72%, 7/25/34	(h)658	639
Bear Stearns Mortgage Funding Trust,
2.66%, 10/25/36	(h)5,830	4,090
2.69%, 12/25/46	(h)6,489	3,627
Citigroup Mortgage Loan Trust, Inc.,
4.07%, 8/25/34	(h)945	883
5.40%, 9/25/34	(h)1,858	1,796
Countrywide Alternative Loan Trust,
2.67%, 11/25/46	(h)4,012	2,860
2.69%, 2/25/47	(h)4,209	2,467
2.71%, 8/25/46	(h)7,285	4,039
2.73%, 9/25/47	(h)5,089	3,483
2.75%, 5/20/46	(h)4,471	2,404
2.77%, 11/20/35	(h)2,123	1,839
2.86%, 11/20/35	(h)6,185	3,601
2.88%, 2/25/35 - 4/25/35	(h)7,853	6,120
2.98%, 5/25/35	(h)6,065	5,115
5.03%, 11/25/35	(h)4,618	3,413
Countrywide Home Loan Mortgage Pass Through Trust,
2.75%, 4/25/46	(h)3,371	1,859
4.55%, 11/20/34	(h)2,355	2,079
Downey Savings & Loan Association Mortgage Loan Trust,
2.68%, 11/19/37	(h)5,619	3,939
2.73%, 3/19/45	(h)2,656	2,084
2.78%, 8/19/45	(h)5,220	3,392
2.85%, 10/19/45	(h)5,293	3,064
First Horizon Alternative Mortgage Securities,
2.98%, 4/25/35	(h)6,415	5,163
6.00%, 2/25/37	6,899	6,180
First Horizon Asset Securities, Inc.,
3.97%, 6/25/34	(h)428	418
5.11%, 10/25/34	(h)1,173	1,134
Greenpoint Mortgage Funding Trust,
2.71%, 1/25/37	(h)6,164	3,292
5.53%, 3/25/36	(h)3,595	2,643
GSR Mortgage Loan Trust,
2.74%, 8/25/46	(h)5,389	2,818
Harborview Mortgage Loan Trust,
2.68%, 9/19/46 - 1/25/47	(h)8,986	5,512
2.71%, 7/19/46	(h)4,597	2,635
2.72%, 11/19/36	(h)7,258	3,908
2.73%, 1/19/38	(h)7,656	4,055
2.84%, 2/19/36	(h)4,144	2,899
2.86%, 11/19/35	(h)2,152	1,364
3.08%, 6/20/35	(h)1,589	697
5.53%, 10/19/35 - 1/19/36	(h)13,491	10,369

Indymac Index Mortgage Loan Trust,
2.73%, 6/25/47	(h)6,403	3,563
3.23%, 7/25/34	(d)(h)1,231	408
Lehman XS Net Interest Margin Notes,
6.50%, 4/28/46	(e)56	56
Luminent Mortgage Trust,
2.68%, 10/25/46	(h)3,766	2,709
2.71%, 7/25/36 - 5/25/46	(h)7,548	4,424
2.73%, 5/25/36	(h)3,455	1,914
Mastr Adjustable Rate Mortgages Trust,
3.58%, 5/25/47	(d)(h)2,750	134
Merrill Lynch Mortgage Investors, Inc.,
4.92%, 7/25/34	(h)532	516
Novastar Mortgage Backed Notes,
2.72%, 9/25/46	(h)4,026	2,289
Residential Accredit Loans, Inc.,
2.65%, 3/25/37	(h)6,149	3,468
2.67%, 2/25/37	(h)8,676	4,553
2.71%, 5/25/46 - 6/25/46	(h)14,263	7,676
2.74%, 3/25/47	(h)5,166	2,010
2.75%, 2/25/46	(h)7,153	4,151
2.78%, 5/25/47	(h)2,524	938
2.88%, 10/25/45	(h)4,425	2,754
Sharp SP I, LLC Net Interest Margin Trust,
7.00%, 10/25/46	(e)5	5
Structured Asset Mortgage Investments, Inc.,
2.67%, 2/25/36 - 2/25/37	(h)6,613	3,992
2.69%, 1/25/37	(h)6,017	3,467
2.79%, 2/25/36	(h)2,476	1,380
Washington Mutual Alternative Mortgage Pass Through Certificates,
2.68%, 12/25/46	(h)5,811	3,230
4.47%, 4/25/46	(h)2,490	1,796
4.49%, 8/25/46	(h)4,944	3,567
Washington Mutual, Inc.,
2.68%, 2/25/47	(h)5,327	3,691
2.77%, 8/25/45	(h)90	89
2.84%, 7/25/45 - 10/25/45	(h)5,418	3,454
4.47%, 5/25/46	(h)5,240	3,367
4.51%, 7/25/46	(h)5,801	4,071
4.53%, 8/25/46	(h)7,990	6,117
Wells Fargo Mortgage Backed Securities Trust,
3.46%, 9/25/34	(h)887	857
4.11%, 6/25/35	(h)6,865	6,498
4.57%, 12/25/34	(h)5,086	4,916
6.90%, 7/25/34	(h)126	123
		232,386
Utilities (2.8%)
Columbus Southern Power Co.,
4.40%, 12/1/10	1,750	1,738
Detroit Edison Co. (The),
6.13%, 10/1/10	2,100	2,187
Enbridge Energy Partners LP,
4.00%, 1/15/09	3,520	3,503
Entergy Gulf States, Inc.,
3.08%, 12/1/09	(h)1,225	1,211
3.43%, 12/8/08	(e)(h)534	534
Enterprise Products Operating LP,
7.50%, 2/1/11	1,455	1,525
NiSource Finance Corp.,
3.21%, 11/23/09	(h)1,145	1,114
Ohio Power Co.,
2.91%, 4/5/10	(h)2,025	1,986
Pacific Gas & Electric Co.,
3.60%, 3/1/09	2,110	2,109
Public Service Co. of Colorado,
6.88%, 7/15/09	870	893

Sempra Energy,
4.75%, 5/15/09	3,025	3,036
Southwestern Public Service Co.,
6.20%, 3/1/09	2,260	2,294
		22,130
Total Fixed Income Securities (Cost $867,893)		734,336
	No. of Contracts
Call Option Purchased (0.1%)
90 Day EuroDollar Call @ $96.75, expiring 9/14/09 (Cost $702)	(a)814	748

	Shares
Preferred Stock (0.0%)
Mortgages — Other (0.0%)
Home Ownership Funding Corp. 1.00% (Cost $246)	(e)1,800	267
Short-Term Investments (4.9%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)35,631,347	35,631

	Face
	Amount
	(000)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill,
1.84%, 10/9/08	$ (j)(r)2,330	2,318
Total Short-Term Investments (Cost $37,950)		37,949
Total Investments + (99.6%) (Cost $906,791)		773,300
Other Assets in Excess of Liabilities (0.4%)		3,221
Net Assets (100%)		$776,521

(a)	Non-income producing security.
(d)	Security was valued at fair value — At June 30, 2008, the Portfolio held approximately $542,000 of fair valued securities, representing 0.1% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2008. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $42,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $1,542,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $244,414,000 and $274,380,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2008.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $906,791,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $133,491,000 of which $3,618,000 related to appreciated securities and $137,109,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
10 yr. Note	303	$34,518	Sep-08	$38
Short:
U.S. Treasury
2 yr. Note	1,379	291,249	Sep-08	42
U.S. Treasury
5 yr. Note	456	50,413	Sep-08	(111)
U.S. Treasury
Short Bond	98	11,328	Sep-08	(21)
				$(52)

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number	Premiums
	of	Received	Value
	Contracts	(000)	(000)
Call Options Written
90 Day EuroDollar Call @ $97.25 expiring 9/14/09	814	$702	$748

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Citigroup
Tyco International Ltd., Zero Coupon, 11/17/20	Buy	$1,390	0.43%	3/20/12	$15
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 8	Sell	8,000	0.35	6/20/12	(243)
					$(228)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Bank of America	3 Month LIBOR	Pay	4.21%	6/3/13	$100,000	$(74)
	3 Month LIBOR	Pay	5.56	2/19/18	8,213	113
	3 Month LIBOR	Pay	5.07	4/14/18	6,410	(28)
	3 Month LIBOR	Pay	4.98	4/15/18	2,315	(17)
	3 Month LIBOR	Receive	6.00	2/19/23	10,678	(186)
	3 Month LIBOR	Receive	5.47	4/14/23	8,210	(23)
	3 Month LIBOR	Receive	5.38	4/15/23	2,350	(1)
Citigroup	3 Month LIBOR	Pay	2.90	2/28/10	20,500	(25)
Deutsche Bank	3 Month LIBOR	Pay	2.08	6/17/09	287,475	(558)
	3 Month LIBOR	Receive	2.41	6/17/09	287,475	673
	3 Month LIBOR	Pay	4.55	10/23/09	21,200	388
	3 Month LIBOR	Pay	4.43	11/8/09	21,000	343
	6 Month EUR LIBOR	Receive	4.93	7/1/18	27,465	(15)
	6 Month EUR LIBOR	Pay	5.27	7/1/23	34,375	(53)
Goldman Sachs	3 Month LIBOR	Pay	5.07	10/5/08	11,000	123
	3 Month LIBOR	Pay	4.64	9/11/09	21,200	602
	3 Month LIBOR	Receive	0.60	12/20/12	7,900	(3)
	3 Month LIBOR	Pay	5.63	2/28/18	22,335	360
	3 Month LIBOR	Receive	6.04	2/25/23	28,925	(535)
JPMorgan Chase	3 Month LIBOR	Pay	5.23	9/22/08	11,000	207
	3 Month LIBOR	Pay	5.20	10/13/08	13,500	157
	3 Month LIBOR	Pay	4.96	3/12/09	21,500	554
	3 Month LIBOR	Pay	5.39	6/6/09	21,200	463
	3 Month LIBOR	Pay	5.49	6/14/09	21,300	475
	3 Month LIBOR	Pay	5.36	6/28/09	21,300	447
	3 Month LIBOR	Pay	5.33	6/30/09	10,700	315
	3 Month LIBOR	Pay	5.36	7/13/09	21,350	863
	3 Month LIBOR	Pay	5.08	8/1/09	22,000	774
	3 Month LIBOR	Pay	4.79	9/20/09	21,100	638
	3 Month LIBOR	Pay	4.78	10/18/09	21,000	471
	3 Month LIBOR	Pay	4.35	10/29/09	21,300	334
	3 Month LIBOR	Pay	4.14	12/12/09	21,000	240
	3 Month LIBOR	Pay	3.99	12/14/09	22,000	202
	3 Month LIBOR	Pay	2.79	2/4/10	20,500	(67)
	3 Month LIBOR	Pay	4.18	6/9/13	13,000	(30)
Merrill Lynch	3 Month LIBOR	Pay	5.00	4/15/18	3,085	(21)
	3 Month LIBOR	Receive	5.40	4/15/23	3,300	(2)
						$7,104

LIBOR   London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Long Duration Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (76.4%)
Agency Fixed Rate Mortgages (7.9%)
Federal Home Loan Mortgage Corp.,
6.75%, 3/15/31	$630	$761
Federal National Mortgage Association,
Conventional Pools:
5.00%, 6/25/35	212	212
6.63%, 11/15/30	175	208
7.25%, 5/15/30	645	821
Government National Mortgage Association,
3.08%, 8/20/30	(h)295	296
		2,298
Finance (11.2%)
Abbey National plc,
7.95%, 10/26/29	50	51
Allstate Corp. (The),
5.95%, 4/1/36	50	44
Bank of America N.A.,
6.00%, 10/15/36	365	325
Bank One Corp.,
8.00%, 4/29/27	250	271
BB&T Corp.,
5.25%, 11/1/19	90	77
Bear Stearns Cos., Inc. (The),
7.25%, 2/1/18	150	157
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	(e)95	95
Catlin Insurance Co., Ltd.,
7.25%	(e)(o)(h)100	73
Chubb Corp.,
6.50%, 5/15/38	40	38
Citigroup, Inc.,
5.85%, 12/11/34	325	275
Credit Suisse/New York,
6.00%, 2/15/18	130	125
Farmers Exchange Capital,
7.05%, 7/15/28	(e)100	92
General Electric Capital Corp.,
5.88%, 1/14/38	240	218
6.75%, 3/15/32	230	232
Goldman Sachs Group, Inc. (The),
6.13%, 2/15/33	50	45
6.75%, 10/1/37	200	184
HSBC Holdings plc,
6.50%, 5/2/36	235	219
iStar Financial, Inc.,
3.07%, 3/9/10	(h)95	81
J.P. Morgan Chase & Co.,
6.40%, 5/15/38	15	14
Lehman Brothers Holdings, Inc.,
6.875%, 7/17/37	195	168
Merrill Lynch & Co. Inc.,
6.11%, 1/29/37	100	80
MetLife, Inc.,
5.70%, 6/15/35	25	22
Nationwide Building Society,
4.25%, 2/1/10	(e)105	103
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	15	14
Popular North America, Inc.,
5.65%, 4/15/09	50	50

Prudential Financial, Inc.,
5.90%, 3/17/36	30	27
6.63%, 12/1/37	20	19
Sovereign Bancorp, Inc.,
3.03%, 3/23/10	(h)105	94
Travelers Cos Inc. (The),
5.80%, 5/15/18	25	24
6.75%, 6/20/36	25	25
WellPoint, Inc.,
6.38%, 6/15/37	25	23
		3,265
Industrials (24.1%)
Alcan, Inc.,
6.13%, 12/15/33	25	23
America West Airlines, Inc.,
7.10%, 4/2/21	77	70
Anadarko Petroleum Corp.,
6.45%, 9/15/36	50	49
Apache Corp.,
6.00%, 1/15/37	25	25
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	5	5
6.45%, 1/15/38	15	15
6.63%, 5/1/29	35	36
Astrazeneca plc,
6.45%, 9/15/37	85	87
AT&T Corp.,
8.00%, 11/15/31	410	472
AT&T Inc.,
6.40%, 5/15/38	155	149
Baxter International, Inc.,
6.25%, 12/1/37	85	85
BellSouth Corp.,
6.55%, 6/15/34	80	77
Biogen Idec, Inc.,
6.88%, 3/1/18	70	72
Boeing Co.,
6.13%, 2/15/33	50	51
Bristol - Myers Squibb Co.,
5.88%, 11/15/36	40	37
6.13%, 5/1/38	45	44
BSKYB Finance UK plc,
6.50%, 10/15/35	(e)50	47
Burlington Northern Santa Fe Corp.,
6.15%, 5/1/37	50	47
Canadian Natural Resources Ltd.,
6.25%, 3/15/38	20	19
6.45%, 6/30/33	40	39
Caterpillar, Inc.,
6.05%, 8/15/36	35	35
Coca-Cola Enterprises, Inc.,
6.95%, 11/15/26	70	76
Comcast Corp.,
6.40%, 5/15/38	60	56
6.45%, 3/15/37	155	145
6.95%, 8/15/37	95	94
ConAgra Foods, Inc.,
8.25%, 9/15/30	80	93
ConocoPhillips Holding Co.,
5.90%, 5/15/38	100	99
6.95%, 4/15/29	105	115
Corning,Inc.,
7.25%, 8/15/36	20	20
CVS Caremark Corp.,
5.75%, 8/15/11	25	26
CVS Lease Pass Through,
6.04%, 12/10/28	(e)126	117
Daimler Finance North America LLC,
8.50%, 1/18/31	135	156
Delhaize America, Inc.,
9.00%, 4/15/31	25	30

Dell, Inc.,
6.50%, 4/15/38	(e)75	72
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	60	69
Devon Financing Corp.,
7.88%, 9/30/31	45	53
Diageo Capital plc,
5.88%, 9/30/36	30	28
Eli Lilly & Co.,
5.55%, 3/15/37	45	43
EnCana Corp.,
6.50%, 2/1/38	45	45
6.63%, 8/15/37	30	30
France Telecom S.A.,
8.50%, 3/1/31	105	127
Gaz Capital for Gazprom,
7.289%, 8/16/37	(e)100	92
GlaxoSmithKline Capital, Inc.,
6.378%, 5/15/38	115	115
Grupo Televisa S.A.,
6.00%, 5/15/18	(e)100	98
GTL Trade Finance, Inc.,
7.25%, 10/20/17	(e)100	101
Hess Corp.,
7.13%, 3/15/33	45	49
Hewlett Packard Co.,
5.50%, 3/1/18	30	29
HJ Heinz Finance Co.,
6.75%, 3/15/32	30	30
Home Depot, Inc.,
2.90%, 12/16/09	(h)40	39
5.88%, 12/16/36	70	57
Honeywell International, Inc.,
5.30%, 3/1/18	40	39
IBM Corp.,
5.88%, 11/29/32	60	58
JCPenney Corp., Inc.,
7.40%, 4/1/37	35	32
Kellogg Co.,
7.45%, 4/1/31	60	68
Koninklijke Philips Electronics NV,
6.88%, 3/11/38	75	78
Kraft Foods, Inc.,
6.88%, 1/26/39	105	102
Kroger Co. (The),
6.90%, 4/15/38	25	26
Lockheed Martin Corp.,
6.15%, 9/1/36	65	65
Lowes Cos, Inc.,
6.65%, 9/15/37	25	24
Macy’s Retail Holdings, Inc.,
6.38%, 3/15/37	40	31
Medco Health Solutions, Inc.,
7.125%, 3/15/18	55	57
Merck & Co., Inc.,
5.75%, 11/15/36	35	34
Monsanto Company,
5.88%, 4/15/38	30	29
News America, Inc.,
6.40%, 12/15/35	135	128
Nexen, Inc.,
6.40%, 5/15/37	115	109
Norfolk Southern Corp.,
7.05%, 5/1/37	45	49
Northrop Grumman Systems Corp.,
7.75%, 2/15/31	55	65
Oracle Corp.,
6.50%, 4/15/38	30	30
Parker Hannifin Corp.,
6.25%, 5/15/38	50	51

Petro Canada,
6.80%, 5/15/38	30	29
5.95%, 5/15/35	55	48
Philip Morris International, Inc.,
6.38%, 5/16/38	80	78
Proctor & Gamble Co.,
5.55%, 3/5/37	75	72
Raytheon Co.,
7.00%, 11/1/28	25	27
Schering - Plough Corp.,
6.55%, 9/15/37	80	78
Suncor Energy, Inc.,
6.50%, 6/15/38	25	24
Telecom Italia Capital S.A.,
7.20%, 7/18/36	125	121
Telefonica Europe B.V.,
8.25%, 9/15/30	130	150
Time Warner Cable Inc.,
7.30%, 7/1/38	30	30
6.55%, 5/1/37	80	74
Time Warner Inc.,
6.50%, 11/15/36	75	67
7.70%, 5/1/32	210	216
Northrop Grumman Systems Corp.,
7.75%, 6/1/29	10	12
United Technologies Corp.,
6.05%, 6/1/36	115	114
UnitedHealth Group, Inc.,
6.875%, 2/15/38	50	47
Valero Energy Corp.,
6.63%, 6/15/37	100	92
Verizon Communications, Inc.,
5.85%, 9/15/35	135	119
6.40%, 2/15/38	165	154
Viacom, Inc.,
6.88%, 4/30/36	140	132
Vivendi, 6.625%, 4/4/18	(e)80	80
Vodafone Group plc,
6.15%, 2/27/37	110	101
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	150	131
6.50%, 8/15/37	40	41
Weatherford International Ltd.,
6.50%, 8/1/36	55	54
7.00%, 3/15/38	35	36
Wyeth,
5.95%, 4/1/37	85	82
6.50%, 2/1/34	40	42
XTO Energy, Inc.,
6.375%, 6/15/38	55	53
6.75%, 8/1/37	25	25
		6,992
U.S. Treasury Securities (27.0%)
U.S. Treasury Bonds,
5.38%, 2/15/31	360	400
6.13%, 11/15/27	500	598
6.38%, 8/15/27	2,000	2,451
6.63%, 2/15/27	3,500	4,388
		7,837
Utilities (6.2%)
Alabama Power Company,
6.13%, 5/15/38	80	81
Arizona Public Service Co.,
5.50%, 9/1/35	85	65
Carolina Power & Light Co.,
6.13%, 9/15/33	40	40
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	25	22

Consolidated Edison Co. of New York, Inc.,
5.85%, 3/15/36	40	37
Consumer’s Energy Co.,
4.40%, 8/15/09	55	55
5.65%, 4/15/20	40	39
Detroit Edison Co.,
6.35%, 10/15/32	90	88
Duke Energy Ohio, Inc.,
5.40%, 6/15/33	45	38
E.ON International Finance BV,
6.65%, 4/30/38	(e)105	105
Enel Finance International S.A.,
6.80%, 9/15/37	(e)100	101
Enterprise Products Operating LP,
6.65%, 10/15/34	40	38
6.88%, 3/1/33	70	69
Equitable Resources, Inc.,
6.50%, 4/1/18	50	50
Florida Power & Light Co.,
5.63%, 4/1/34	40	38
5.85%, 2/1/33	10	10
Keyspan Corp., 5.803%, 4/1/35	50	44
Kinder Morgan Energy LP.,
6.50%, 2/1/37	65	62
6.95%, 1/15/38	10	10
Northern States Power Co.,
6.25%, 6/1/36	35	36
Ohio Edison Co.,
6.88%, 7/15/36	70	69
Ohio Power Co.,
6.60%, 2/15/33	110	105
Pacific Gas & Electric Co.,
6.05%, 3/1/34	40	39
Pacificorp,
5.75%, 4/1/37	40	37
6.25%, 10/15/37	75	74
Plains All American Pipeline, LP/PAA Finance Corp.,
6.70%, 5/15/36	85	81
Public Service Co. of Colorado,
6.25%, 9/1/37	75	76
Public Service Electricity & Gas Co.,
5.80%, 5/1/37	65	63
Southern California Edison Co.,
5.55%, 1/15/37	40	38
Texas Eastern Transmission LP,
7.00%, 7/15/32	45	45
Transcanada Pipelines Ltd.,
6.20%, 10/15/37	75	69
Virginia Electric & Power Co.,
6.00%, 1/15/36	65	61
		1,785
Total Fixed Income Securities (Cost $22,285)		22,177

No. of
Contracts
Option (0.2%)
90 Day EuroDollar Call @ $96.75, expiring 9/14/09 (Cost $48)	(a)56	51

Shares
Short-Term Investments (22.5%)
Investment Company (10.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)2,932,281	2,932

	Face
	Amount
	(000)
U.S. Treasury Securities (12.4%)
U.S. Treasury Bill,
0.38%, 07/03/08	$ (r)1,500	1,500
1.46%, 07/24/08	(r)500	500
1.72%, 09/04/08	(r)1,496	1,495
2.81%, 10/09/08	(j)(r)110	110
		3,605
Total Short-Term Investments (Cost $6,537)		6,537
Total Investments (99.1%) + (Cost $28,870)		28,765
Other Assets in Excess of Liabilities (0.9%)		268
Net Assets (100%)		$29,033

(a)	Non-income producing security.
(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2008.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $114,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $24,483,000 and $22,654,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2008.
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $28,870,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $105,000, of which $578,000 related to appreciated securities and $683,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
Long Bond	23	$2,659	Sep-08	$43
Short:
5 yr. Swap	4	429	Sep-08	(5)
10 yr. Swap	24	2,639	Sep-08	(12)
U.S. Treasury
5 yr. Note	16	1,769	Sep-08	1
U.S. Treasury
10 yr. Note	34	3,873	Sep-08	(5)
				$22

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at the period end:

					Unrealized
		Notional			Appreciation
	Buy/ Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$45	1.57%	3/20/18	$ (@—)
Goodrich Corp., 7.63%, 12/15/12	Buy	145	0.82	3/20/18	(2)
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	40	0.82	3/20/18	@—
Goldman Sachs
Chubb Corp. (The), 6.00%, 11/15/11	Buy	125	0.11	3/20/12	2
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	145	0.59	3/20/13	(1)
Dell, Inc., 7.10%, 4/15/28	Buy	65	0.22	3/20/12	1
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	145	0.80	12/20/17	(@—)
Dow Jones CDX North America Investment Grade Index, Series 10	Sell	145	1.55	6/20/13	(@—)
Eaton Corp., 7.65%, 11/15/29	Buy	180	0.97	3/20/18	(1)
FirstEnergy Corp., 7.38, 11/15/31	Buy	135	1.25	3/20/13	(2)
Hartford Financial Services Group, Inc. (The), 4.75%, 3/1/14	Buy	125	0.11	3/20/12	4
Textron Financial Corp., 5.13%, 2/3/11	Buy	80	1.05	3/20/13	0
Tyco International Ltd., 6.38%, 10/15/11	Buy	77	0.44	3/20/12	1
Union Pacific Corp., 6.13%, 1/15/12	Buy	65	0.26	3/20/12	1
JPMorgan Chase
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	40	0.58	3/20/13	(@—)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	50	0.63	3/20/13	(1)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	40	1.50	3/20/18	(@—)
Carnival Corp., 6.65%, 1/15/28	Buy	40	1.57	3/20/18	(@—)
Carnival Corp., 6.65%, 1/15/28	Buy	20	1.60	3/20/18	(@—)
Eaton Corp., 7.65%, 11/15/29	Buy	60	0.92	3/20/18	(@—)
UBS
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	35	1.73	3/20/18	(1)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	35	1.78	3/20/13	(1)
Textron Financial Corp., 5.13%, 2/3/11	Buy	50	1.00	3/20/13	@—
Textron Financial Corp., 5.13%, 2/3/11	Buy	25	1.01	3/20/13	@—
Textron Financial Corp., 5.13%, 2/3/11	Buy	100	1.06	3/20/13	(1)
					$(1)

@—Value is less than $500.

Interset Rate Swap Contracts

The Portfolio had the following interest rate agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/ Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Bank of America	3 Month LIBOR	Pay	4.15%	6/9/13	$2,035	$(8)
	3 Month LIBOR	Pay	5.37	2/12/18	548	4
	3 Month LIBOR	Pay	5.07	4/14/18	570	(2)
	3 Month LIBOR	Pay	4.98	4/15/18	1,235	(9)
	3 Month LIBOR	Receive	5.82	2/12/23	59,593	(9)
	3 Month LIBOR	Receive	5.47	4/14/23	730	(2)
	3 Month LIBOR	Receive	5.38	4/15/23	1,520	(1)
Citigroup	3 Month LIBOR	Pay	5.44	5/29/17	1,875	118
	3 Month LIBOR	Pay	5.46	8/7/17	1,000	79
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	2,925	173
	3 Month LIBOR	Pay	5.45	8/9/17	1,300	102
	3 Month LIBOR	Receive	4.93	7/1/18	2,265	(1)
	3 Month LIBOR	Pay	5.27	7/1/23	2,835	(4)
Goldman Sachs	3 Month LIBOR	Pay	5.63	2/28/18	1,945	31
	3 Month LIBOR	Receive	6.04	2/25/23	2,495	(46)
JPMorgan Chase	3 Month LIBOR	Pay	4.07	5/6/13	1,155	(7)
	3 Month LIBOR	Pay	5.45	5/29/17	1,850	117
	3 Month LIBOR	Pay	5.09	9/11/17	1,450	70
	3 Month LIBOR	Receive	4.41	5/1/18	2,165	40
	3 Month LIBOR	Pay	5.42	9/21/37	1,000	83
						$728

LIBOR   London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2008 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Auto & Transportation (4.4%)
C.H. Robinson Worldwide, Inc.	1,638,897	$89,877
Expeditors International Washington, Inc.	1,515,106	65,150
		155,027
Chemicals (1.4%)
Intrepid Potash, Inc.	(a)772,097	50,789
Consumer Discretionary (29.0%)
Abercrombie & Fitch Co., Class A	1,252,102	78,482
Choice Hotels International, Inc.	950,395	25,185
Coach, Inc.	(a)1,516,862	43,807
Corporate Executive Board Co.	1,159,577	48,760
Ctrip.com International Ltd. ADR	1,325,464	60,680
Discovery Holding Co., Class A	(a)2,224,800	48,857
Grupo Televisa S.A. ADR	2,194,521	51,835
Leucadia National Corp.	2,165,995	101,672
Li & Fung Ltd.	20,434,000	61,586
Lululemon Athletica, Inc.	(a)1,150,936	33,446
Marriott International, Inc., Class A	1,441,959	37,837
Monster Worldwide, Inc.	(a)1,591,992	32,811
Morningstar, Inc.	(a)1,059,805	76,338
New Oriental Education & Technology Group ADR	(a)505,727	29,545
Penn National Gaming, Inc.	(a)426,749	13,720
Priceline.com, Inc.	(a)574,003	66,274
Starbucks Corp.	(a)4,196,463	66,052
Strayer Education, Inc.	169,254	35,386
Wynn Resorts Ltd.	1,430,675	116,385
		1,028,658
Energy (17.6%)
Continental Resources, Inc.	(a)833,501	57,778
Questar Corp.	962,674	68,388
Range Resources Corp.	622,087	40,772
Southwestern Energy Co.	(a)4,059,886	193,291
Ultra Petroleum Corp.	(a)2,670,073	262,201
		622,430
Financial Services (9.9%)
Alleghany Corp.	(a)108,311	35,965
Brookfield Asset Management, Inc., Class A	1,825,142	59,390
Calamos Asset Management, Inc., Class A	1,147,705	19,545
Covanta Holding Corp.	(a)1,776,070	47,403
Forest City Enterprises, Inc., Class A	1,248,021	40,211
GLG Partners, Inc.	2,585,558	20,167
IntercontinentalExchange, Inc.	(a)435,303	49,625
Redecard S.A.	4,159,638	76,856
		349,162
Health Care (9.3%)
Gen-Probe, Inc.	(a)963,735	45,758
Illumina, Inc.	(a)1,317,479	114,766
Intuitive Surgical, Inc.	(a)133,120	35,863
Mindray Medical International Ltd. ADR	1,392,147	51,955
Techne Corp.	(a)1,059,559	81,999
		330,341
Materials & Processing (5.6%)
Aecom Technology Corp.	(a)936,928	30,478
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	1,086,852	31,921
Martin Marietta Materials, Inc.	796,374	82,496

Mohawk Industries, Inc.	(a)418,148	26,803
Texas Industries, Inc.	498,442	27,978
		199,676
Producer Durables (4.0%)
Gafisa S.A. ADR	1,466,875	50,416
Nalco Holding Co.	3,039,976	64,296
NVR, Inc.	(a)53,773	26,891
		141,603
Technology (14.9%)
Akamal Technologies, Inc.	(a)1,073,245	37,338
Alibaba.com Ltd.	(a)28,218,000	39,809
Baidu.com ADR	(a)317,152	99,256
Equinix, Inc.	(a)490,913	43,799
IHS, Inc., Class A	(a)1,121,538	78,059
NHN Corp.	(a)233,546	40,746
Salesforce.com, Inc.	(a)947,550	64,651
Tencent Holdings Ltd.	11,715,400	90,601
Teradata Corp.	(a)1,522,146	35,222
		529,481
Utilities (1.6%)
NII Holdings, Inc.	(a)1,171,928	55,655
Total Common Stocks (Cost $3,234,497)		3,462,822
Investment Companies (1.6%)
Groupe Aeroplan, Inc. (Cost $55,634)	3,320,552	56,173
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $20,379)	(p)20,379,050	20,379
Total Investments+ (99.9%) (Cost $3,310,510)		3,539,374
Other Assets in Excess of Liabilities (0.1%)		5,122
Net Assets (100%)		$3,544,496

(a)	Non-income producing security.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $74,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $2,819,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $997,152,000 and $1,143,261,000, respectively.

ADR	American Depositary Receipt
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $3,310,510,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $228,864,000 of which $644,246,000 related to appreciated securities and $415,382,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust
Municipal Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2008 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (88.0%)
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corp.,
IO
6.50%, 3/15/33	$465	$98
IO PAC
6.00%, 4/15/32	1,072	99
Federal National Mortgage Association,
Inv Fl IO REMIC
6.00%, 5/25/33	1,139	239
6.52%, 3/25/23	435	47
IO
6.50%, 6/1/31	308	84
7.00%, 4/1/32	107	11
IO REMIC
1.37%, 3/25/36	10,813	291
6.00%, 6/25/33 - 8/25/35	3,858	1,049
6.50%, 5/25/33	933	203
7.00%, 4/25/33	426	85
Government National Mortgage Association,
Inv Fl IO
5.48%, 12/16/25	279	35
5.53%, 5/16/32	184	19
6.08%, 4/16/19	457	49
6.08%, 12/16/29	196	25
		2,334
Collateralized Mortgage Obligations — Non-Agency Collateral Series (1.7%)
Bear Stearns Structured Products, Inc.,
IO
0.01%, 1/27/37	(e)40,531	52
0.54%, 1/27/37	(e)73,008	365
0.86%, 6/26/36	(e)72,413	253
0.89%, 1/27/37	(e)50,204	226
2.97%, 4/25/37	(e)78,346	979
Countrywide Alternative Loan Trust,
2.20%, 5/25/47	(e)16,596	290
2.72%, 2/25/47	(e)35,050	402
2.76%, 3/20/47	(h)1,981	773
2.78%, 12/20/46	(h)2,885	966
2.82%, 5/20/46	(h)2,529	975
2.98%, 6/25/47	(h)3,153	1,324
IO
2.17%, 3/20/46	11,030	362
2.40%, 12/20/46	29,641	1,141
2.56%, 2/25/37	12,105	424
2.86%, 3/20/47	27,856	1,197
3.48%, 12/20/35	(e)(h)11,136	281
3.61%, 12/20/35	(e)(h)14,991	422
3.85%, 8/25/46	(h)9,485	402
Countrywide Home Loan Mortgage Pass Through Trust,
2.85%, 4/25/46	(h)1,657	757
IO
0.51%, 10/25/34	(h)6,410	85
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
4.36%, 2/25/47	(h)2,213	996
Greenpoint Mortgage Funding Trust,
IO
1.30%, 8/25/45	7,106	230
1.13%, 6/25/45	7,955	256
Harborview Mortgage Loan Trust,
IO
3.06%, 6/19/35	(h)7,702	170

3.75%, 7/19/47	(h)18,500	569
3.30%, 5/19/35	(h)10,067	206
3.09%, 3/19/37	(h)10,394	333
PO
3/19/37 - 7/19/47	14	2
Indymac Index Mortgage Loan Trust,
IO
3.33%, 7/25/35	(h)10,089	219
Residential Accredit Loans, Inc.,
1.22%, 8/25/47	(e)139,143	1,130
3.42%, 5/25/47	(e)55,864	1,047
3.44%, 3/25/47	(e)23,531	426
Washington Mutual Mortgage Pass Through Certificates,
2.73%, 1/25/47	(h)2,206	895
IO
0.40%, 4/25/45	66,475	1,080
Washington Mutual Alternative Mortgage Pass-Through Certificates,
2.76%, 7/25/46	(h)2,755	1,079
2.78%, 10/25/46	(h)2,761	1,088
		21,402
Industrials (0.1%)
Echostar DBS Corp.,
6.38%, 10/1/11	580	561
6.63%, 10/1/14	20	19
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	730	604
		1,184
Municipal Bonds (86.0%)
Alameda, CA, Unified School District General Obligation Bonds (FSA),
Zero Coupon, 8/1/33	9,915	2,621
Alameda County, CA, Joint Powers Authority, Lease, Revenue Bonds (FSA),
5.00%, 12/1/26 - 12/1/27	5,250	5,435
Alamo Community College District, TX, General Obligation Bonds (FSA),
5.00%, 2/15/13 - 2/15/14	4,880	5,219
Alaska Railroad Corp., Revenue Bonds (FGIC),
5.00%, 8/1/15	2,680	2,819
Aldine Independent School District, General Obligation Bonds (PSFG),
5.00%, 2/15/13	3,040	3,236
Allegheny County, PA, Hospital Development Authority, Revenue Bonds,
University of Pittsburgh Medical Center, Series A,
5.00%, 9/1/18	3,000	3,101
Allegheny County, PA, Industrial Development Authority, Revenue Bonds,
4.75%, 12/1/32	525	529
Alvord, CA, Unified School District, 2007 Election, General Obligation Bonds (FSA),
5.00%, 8/1/24 - 8/1/25	4,370	4,578
Amarillo, TX, General Obligation Bonds (MBIA),
5.00%, 5/15/13	1,020	1,086
Arizona State Transportation Board, Highway, Revenue Bonds,
5.00%, 7/1/25 - 7/1/28	6,675	6,955
Arizona State, Series A, COP (FSA),
5.00%, 9/1/26	5,900	6,040
Austin, TX, Convention Enterprises, Inc., Revenue Bonds,
6.70%, 1/1/28	400	434
Badger Tobacco Asset Securitization Corp., WI, Revenue Bonds,
6.13%, 6/1/27	1,000	988
Berks County, PA, General Obligation Bonds (FGIC),
Zero Coupon, 5/15/19 - 11/15/20	2,250	1,296
Blount County, TN, Public Building Authority, Local Government, Revenue Bonds (AGC),
5.00%, 6/1/25 - 6/1/28	2,025	2,083
Brandon School District, MI, General Obligation Bonds (FSA),
5.00%, 5/1/16 - 5/1/19	4,230	4,538
Brazos, TX, Harbor Industrial Development Corp., Environmental Facilities, Dow Chemical Project, Revenue Bonds,
5.90, 5/1/38	(h)2,695	2,700
Brownsville, TX, Utility System, Revenue Bonds (FSA),
5.00%, 9/1/23 - 9/1/26	12,140	12,531
Brunswick County, NC, General Obligation Bonds (FGIC),
5.00%, 5/1/17	1,700	1,774
Buckeye Tobacco Settlement Financing Authority,
5.38%, 6/1/24	10,630	9,913

California State, General Obligation Bonds,
5.25%, 2/1/14	1,375	1,469
California State Department of Water Resources, Central Valley Project, Revenue Bonds,
5.00%, 12/1/26 - 12/1/27	5,480	5,706
California State Department of Water Resources, Power Supply, Revenue Bonds,
5.00%, 5/1/22	4,800	4,985
California State Public Works Board, Revenue Bonds,
5.25%, 6/1/13	1,150	1,221
5.50%, 6/1/15	1,275	1,383
Camden, AL, Industrial Development Board, Revenue Bonds,
6.13%, 12/1/24	625	622
Carbon County, PA, Industrial Development Authority Revenue Bonds,
6.65%, 5/1/10	135	137
Carrollton, TX, General Obligation Bonds (FSA),
5.13%, 8/15/16	1,470	1,537
Center Township, PA, Sewer Authority Revenue Bonds (MBIA),
Zero Coupon, 4/15/17	615	423
Chandler, AZ, Industrial Development Authority, Revenue Bonds,
4.38%, 12/1/35	(h)1,400	1,441
Chattanooga, TN, Electric, Revenue Bonds,
5.00%, 9/1/24 - 9/1/25	6,975	7,280
Chelsea, MA Lease Revenue Bonds, Series B, SAVRS (FSA),
3.12%, 6/13/23	(h)4,750	4,750
Cherokee County, GA, School Systems, General Obligation Bonds (MBIA),
5.00%, 8/1/13	1,000	1,073
Chicago, IL, Board of Education, General Obligation Bonds,
5.25%, 12/1/26	10,400	10,814
Chicago, IL, Board of Education, General Obligation Bonds (FSA),
5.00%, 12/1/17	1,010	1,090
Chicago, IL, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/19	4,000	2,369
Chicago, IL, Transit Authority, Revenue Bonds (AGC),
5.25%, 6/1/23 - 6/1/24	6,165	6,498
Children’s Trust Fund, Revenue Bonds,
5.38%, 5/15/33	1,760	1,660
5.75%, 7/1/20	600	625
Citizens Property Insurance Corp., FL, Revenue Bonds (MBIA),
5.00%, 3/1/12	3,000	3,097
City of Houston, TX, (MBIA),
5.00%, 3/1/16	1,000	1,070
City of Seattle, WA, Revenue Bonds,
5.00%, 2/1/18 - 2/1/19	4,890	5,157
City of Tallahassee, FL, Revenue Bonds (MBIA),
5.00%, 10/1/11	2,470	2,604
Clark County, WA, School District No. 117, Camas, General Obligation Bonds (FSA),
5.00%, 12/1/13	1,500	1,613
Clark County, WA, School District No.114, Evergreen, General Obligation Bonds (FSA),
5.00%, 6/1/13	2,500	2,674
Clay County, MO, Public School District No. 53, Liberty School Building, General Obligation Bonds,
5.00%, 3/1/24	2,025	2,100
Clear Creek, TX, Independent School District (PSFG),
5.65%, 2/15/19	35	36
Cleveland, OH, Income Tax, Revenue Bonds (AGC),
5.00%, 10/1/25 - 1/1/17	4,805	5,097
Coachella Valley, Unified School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/30	1,000	290
Colorado E470 Public Highway Authority, Revenue Bonds (MBIA),
Zero Coupon, 9/1/29	18,900	5,440
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (MBIA),
4.38%, 3/1/14	1,400	1,432
4.50%, 3/1/15	1,600	1,637
4.60%, 3/1/16	1,000	1,022
Colorado Health Facilities Authority, Revenue Bonds,
Zero Coupon, 7/15/20	1,000	576
Colorado Health Facilities Authority, Revenue Bonds (FSA),
4.75%, 9/1/25	2,305	2,294
Commerce, CA, Energy Authority Revenue Bonds (MBIA),
5.25%, 7/1/09	1,355	1,388

Commonwealth of Pennsylvania, General Obligation Bonds,
5.00%, 8/1/18	17,720	19,090
Connecticut State Health & Educational Facility, Revenue Bonds (MBIA),
5.00%, 7/1/23 - 7/1/24	5,550	5,677
Cook County, IL, School District, General Obligation Bonds (MBIA),
Zero Coupon, 12/1/22	4,125	1,929
Council Rock, PA, School District, General Obligation Bonds (MBIA),
5.00%, 11/15/19	1,285	1,363
County of Bexar, TX, General Obligation Bonds (FSA),
5.00%, 6/15/12 - 6/15/14	2,640	2,821
County of King, WA, General Obligation Bonds (MBIA),
5.00%, 1/1/18	2,500	2,680
County of Miami-Dade, FL, Revenue Bonds (FGIC),
5.00%, 8/1/11 - 8/1/13	15,480	16,156
County of Monroe, FL, Infrastructure Sales Surtax, Revenue Bonds (MBIA),
5.00%, 4/1/18	2,445	2,574
County of Osceola, FL, Revenue Bonds (AMBAC),
5.00%, 10/1/12 - 10/1/13	5,070	5,334
County of Riverside, CA, COP (AMBAC),
5.00%, 11/1/14	3,500	3,727
County of St. Lucie, FL, Transportation Revenue Bonds (AMBAC),
5.00%, 8/1/13	1,000	1,055
Cowlitz County, WA, Public Utility District No. 1 (FGIC),
5.00%, 9/1/11	2,445	2,541
Cranberry Township, PA, General Obligation Bonds (FGIC),
4.80%, 12/1/18	1,310	1,340
Crandall, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 8/15/19 - 8/15/21	4,315	2,385
Crisp County Development Authority, Revenue Bonds,
5.55%, 2/1/15	200	205
Crown Point, IN, Multi-School Building Corp., Revenue Bonds (MBIA),
Zero Coupon, 1/15/24	5,200	2,345
Cypress-Fairbanks, TX, Independent School District, General Obligation Bonds (PSFG),
4.80%, 2/15/19	1,650	1,706
Dallas, TX, Area Rapid Transit Revenue Bonds (AMBAC),
5.00%, 12/1/11	1,915	2,024
Dallas, TX, Water & Sewer Systems (AMBAC),
5.00%, 10/1/13	10,000	10,664
Dallas TX, Waterworks & Sewer Systems, Revenue Bonds (AMBAC),
5.00%, 10/1/12	5,000	5,299
De Kalb County, IL, Community School District No. 428, General Obligation Bonds (FSA),
5.00%, 1/1/24 - 1/1/25	4,275	4,420
Delta County, MI, Economic Development Corp., Revenue Bonds,
6.25%, 4/15/27	450	496
Denton, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 8/15/12	1,905	2,024
Denton, TX, Utility System Revenue Bonds (AMBAC),
5.00%, 12/1/16	1,865	1,961
Detroit, MI, Sewer Disposal, Revenue Bonds (FGIC),
5.25%, 7/1/28	11,750	12,194
Detroit, MI, Water Supply System, Second Lien, Revenue Bonds (FGIC),
5.50%, 7/1/25 - 7/1/26	3,965	4,225
5.75%, 7/1/26	8,735	9,540
Director of the State of Nevada Department of Business & Industry, Revenue Bonds,
5.63%, 12/1/26	(h)1,100	1,037
District of Columbia Water & Sewer Authority, Public Utility, Revenue Bonds (AGC),
5.00%, 10/1/26 - 10/1/27	4,860	4,971
District of Columbia, General Obligation Bonds (FSA),
5.00%, 6/1/16 - 6/1/19	11,480	12,209
Dover, PA, Area School District, General Obligation Bonds (FGIC),
5.00%, 4/1/16	1,000	1,029
Duncanville, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/22	4,000	2,037
Eagle, IN, Union Middle School Building, Revenue Bonds (AMBAC),
4.90%, 7/5/16	1,000	1,030
5.00%, 7/5/17	1,500	1,552
Eanes, TX Independent School District General Obligation Bonds (PSFG),
4.80%, 8/1/19	1,365	1,397
East Porter County, IN, School Building Corp., Revenue Bonds (MBIA),
4.70%, 7/15/12	1,025	1,037

Edgewood, TX, Independent School District (PSFG),
4.75%, 8/15/16	1,310	1,376
4.85%, 8/15/17	880	909
Elizabeth Forward, PA, School District (MBIA),
Zero Coupon, 9/1/11	1,250	1,118
Erie County, NY, Industrial Development Agency, Revenue Bonds (FSA),
5.00%, 5/1/14 - 5/1/15	5,925	6,377
Essex County, NJ, Utility Authority, Revenue Bonds (FSA),
4.80%, 4/1/14	1,005	1,014
Eureka, CA, Union School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/30	5,090	1,642
Everett, WA, Water & Sewer, Revenue Bonds (MBIA),
5.00%, 7/1/13	1,630	1,740
Florida Municipal Loan Council, Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/13	3,850	4,035
Florida State Board of Education, General Obligation Bonds,
5.00%, 6/1/26 - 6/1/27	5,370	5,537
Florida State Mid-Bay Bridge Authority, Revenue Bonds (AGC),
5.00%, 10/1/22	4,225	4,299
Fontana, CA, Unified School District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/30 - 8/1/32	20,050	5,864
Fort Wayne Hospital Authority, IN, Revenue Bonds (MBIA),
4.70%, 11/15/11	1,100	1,131
Friendswood, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 2/15/23 - 2/15/24	3,660	3,795
Frisco, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 8/15/20 - 8/15/22	6,260	3,289
Geneva, IL, Industrial Development, Revenue Bonds (FSA),
4.80%, 5/1/19	1,705	1,748
Georgetown County, SC, Pollution Control Facility, Revenue Bonds,
5.13%, 2/1/12	725	725
Gilliam County, OR, Solid Waste Disposal, Revenue Bonds,
4.88%, 7/1/38	1,400	1,360
Girard Area, PA, School District, General Obligation Bonds (FGIC),
Zero Coupon, 10/1/18 - 10/1/19	950	586
Grand Prairie, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/14	2,240	1,788
Grapevine, TX, Certificates of Obligation, General Obligation Bonds (FGIC),
5.75%, 8/15/17	1,000	1,063
Greenville, MI, Public School, General Obligation Bonds (FSA/Q-SBLF),
5.00%, 5/1/16 - 5/1/18	2,645	2,846
Greenwood Fifty School Facilities, Inc., SC, Installment Purchase, Revenue Bonds (AGC),
5.00%, 12/1/11	1,000	1,051
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds,
4.55%, 4/1/12	830	806
Hampton Roads, VA, Sanitation District, Wastewater, Revenue Bonds,
5.00%, 4/1/27 - 4/1/28	5,910	6,111
Harris County, TX, Health Facilities Development Corp., Thermal Utilities,
Revenue Bonds (AGC),
5.25%, 11/15/24 - 11/15/25	7,480	7,782
Harvey County, KS, Unified School District No. 373 Newton Refunding and Improvement (MBIA),
5.00%, 9/1/19	2,630	2,705
Hawaii State, COP, General Obligation Bonds (AMBAC),
4.80%, 5/1/12	1,275	1,292
5.00%, 4/1/13	8,290	8,826
Hennepin County, MN, Sales Tax, Revenue Bonds,
5.00%, 12/15/23 - 12/15/26	4,300	4,493
Honolulu, HI, City & County, Wastewater System, Revenue Bonds (FSA),
5.00%, 7/1/24 - 7/1/26	6,545	6,775
Houston, TX, Community College System, Revenue Bonds,
4.00%, 4/15/11 - 4/15/12	2,865	2,923
Houston, TX, Community College System, Revenue Bonds (FSA),
5.00%, 4/15/23 - 4/15/25	5,475	5,685
Houston, TX, General Obligation Bonds (MBIA),
5.00%, 3/1/12	3,400	3,588
Houston, TX, Hotel Occupancy, Revenue Bonds (FSA),
Zero Coupon, 9/1/25 - 9/1/26	14,175	5,377
Houston, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 2/15/13 - 2/15/28	13,745	14,279
Houston, TX, Utility System, Revenue Bonds (FGIC),
5.00%, 11/15/13	1,000	1,047

Houston, TX, Water & Sewer System, Revenue Bonds (FSA),
Zero Coupon, 12/1/25	12,350	5,187
Humble, TX, Independent School District, General Obligation Bonds (AGC),
5.00%, 2/15/27 - 2/15/28	5,355	5,450
Idaho Housing & Finance Association, Grant - Revenue Anticipation - Federal Highway Trust,
Revenue Bonds (AGC),
5.25%, 7/15/25 - 7/15/26	8,450	9,028
Illinois Development Finance Authority, Gas Supply, Revenue Bonds,
3.75, 2/1/33	(h)5,150	5,027
Illinois Development Finance Authority, Revenue Bonds (FGIC),
Zero Coupon, 12/1/09	2,000	1,911
Illinois Finance Authority, Edward Hospital, Revenue Bonds (AMBAC),
6.00%, 2/1/23 - 2/1/26	2,455	2,640
Illinois Health Facilities Authority, Revenue Bonds (MBIA),
5.00%, 11/15/12	1,000	1,012
Illinois Health Facilities Authority, Revenue Bonds SAVRS (AMBAC),
3.12%, 9/16/24	12,200	12,200
Illinois Municipal Electric Agency Revenue Bonds (FGIC),
5.00%, 2/1/13 - 2/1/15	2,065	2,146
Indiana Port Commission Revenue Bonds,
4.10%, 5/1/12	3,450	3,462
Indiana State, Development Finance Authority, Revenue Bonds,
4.70%, 10/1/31	(h)100	93
Indiana Transportation Finance Authority, Highway Revenue Bonds (AMBAC),
Zero Coupon, 12/1/16	1,695	1,157
Indio, CA, Redevelopment Agency, Tax Allocation,
5.00%, 8/15/24	1,470	1,449
5.13%, 8/15/25	2,015	1,996
Intermountain Power Agency, UT Power Supply Revenue Bonds,
Zero Coupon, 7/1/17	1,750	1,196
Iowa Finance Authority, Private University, Revenue Bonds (CIFG),
5.00%, 4/1/13	1,210	1,252
Iredell County, NC, Iredell County School Project, COP (FSA),
5.13%, 6/1/27	1,650	1,697
Irving, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/13	1,945	1,627
Judson, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 2/1/13	1,000	1,064
Kane & De Kalb Counties, IL, Community Unit School District,
General Obligation Bonds (AMBAC),
Zero Coupon, 12/1/09	725	696
Kendall & Kane Counties, IL, Community School District No. 115, Yorkville,
General Obligation Bonds (AGC),
5.00%, 2/1/27 - 2/1/28	13,070	13,333
Kendall, Kane & Will Counties, IL, Community School District No. 308,
General Obligation Bonds (FSA),
Zero Coupon, 2/1/23 - 2/1/27	20,770	9,424
Kentucky Asset Liability Commission, KY, Revenue Bonds (MBIA),
5.00%, 9/1/14	1,800	1,933
Kentucky State Property & Buildings Commission, Revenue Bonds (FSA),
5.00%, 11/1/25	1,225	1,273
King County, WA, General Obligation Bonds (MBIA),
5.00%, 12/1/19	1,075	1,109
King County, WA, School District No. 414, Lake Washington (FSA),
5.00%, 12/1/16 - 12/1/19	15,680	16,854
Lake County, IL, Community Consolidated School District, General Obligation Bonds (FGIC),
Zero Coupon, 12/1/19 - 12/1/21	12,775	6,790
Lakeview, MI, Public School District, General Obligation Bonds (Q-SBLF),
5.00%, 5/1/16	1,060	1,117
Lamar, TX, Consolidated Independent School District, General Obligation Bonds (PSFG),
5.00%, 2/15/12	1,000	1,056
Lansing, MI, Board of Water and Light, Revenue Bonds,
5.00%, 7/1/24 - 7/1/26	4,920	5,092
Las Vegas, NV, Water District, General Obligation Bonds,
5.00%, 6/1/18	4,695	5,044
Lexington County, SC, Revenue Bonds,
5.00%, 11/1/16	165	168
Long Beach, CA, Community College District, General Obligation Bonds (FGIC),
Zero Coupon, 5/1/14	2,465	1,943

Long Island, NY, Power Authority Electric System. Revenue Bonds (FSA),
Zero Coupon, 6/1/16	3,700	2,663
Louisiana Correctional Facilities Corp., LA, Revenue Bonds (AMBAC),
5.00%, 9/1/12	1,230	1,291
Louisiana Local Government Environmental Facilities, Community Development Authority, Revenue Bonds, Bossier City Public Improvement Projects (AMBAC),
5.00%, 11/1/13	1,320	1,395
5.00%, 11/1/15	(e)1,200	1,273
Louisiana Offshore Terminal Authority, LA, Revenue Bonds,
4.30%, 10/1/37	(h)2,600	2,644
Lubbock, TX, General Obligation Bonds (FSA),
5.00%, 2/15/14	1,355	1,453
Madera, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/26 - 8/1/28	7,000	2,465
Madison & Jersey Counties, IL, Unit School District, General Obligation Bonds (FSA),
Zero Coupon, 12/1/20	2,900	1,588
Maricopa County, AZ, Pollution Control,
2.90%, 6/1/35	(h)1,600	1,598
4.00%, 1/1/38	(h)350	350
Maryland State Department of Transportation, Construction Transportation, Revenue Bonds,
5.00%, 2/15/18	5,100	5,532
Maryland State Economic Development Corp., Revenue Bonds,
7.50%, 12/1/14	350	378
Massachusetts State Development Financing Agency, Resource Recovery, Waste Management, Inc. Project, Revenue Bonds,
6.90%, 12/1/29	(h)250	259
Massachusetts State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
4.80%, 7/1/12	1,665	1,687
Maury County, TN, Industrial Development Board, Solid Waste Disposal, Revenue Bonds,
6.30%, 8/1/18	1,075	1,139
Memphis, TN, General Obligation Bonds (AGC),
4.50%, 4/1/26 - 4/1/27	5,835	5,844
Memphis-Shelby County, TN, Airport Authority Special Facilities, Revenue Bonds,
Federal Express Corp.,
5.00%, 9/1/09	850	859
Memphis-Shelby Sports Authority, Inc. Revenue Bonds,
Memphis Arena Project (MBIA),
5.00%, 11/1/13	1,410	1,490
Merced City, CA, School District, General Obligation Bonds (MBIA) ,
Zero Coupon, 8/1/28 - 8/1/29	4,665	1,533
Merrillville, IN, Multi School Building Corp., Revenue Bonds,
5.00%, 1/15/17 - 7/15/17	2,545	2,671
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds (MBIA),
Zero Coupon, 6/15/20 - 12/15/23	5,175	2,756
Miami-Dade County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 5/1/11 - 5/1/13	15,005	15,509
Michigan City, IN, Area-Wide School Building Corp., Revenue Bonds (FGIC),
Zero Coupon, 1/15/17 - 1/15/20	6,750	4,153
Michigan State Strategic Fund, Michigan House of Representatives Facilities Project, Revenue Bonds (AGC),
5.25%, 10/15/23	1,485	1,552
Michigan State Strategic Fund, Solid Waste Management Project, Revenue Bonds (GTY AGMT),
4.63%, 12/1/12	275	267
Milwaukee, WI, Sewer, Revenue Bonds (AMBAC),
4.88%, 6/1/19	2,070	2,113
Monmouth County, NJ, Improvement Authority, Revenue Bonds (AMBAC),
5.00%, 12/1/16 - 12/1/17	3,010	3,221
Montour, PA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 1/1/13	300	252
Morton Grove, IL, General Obligation Bonds (FGIC),
4.50%, 12/1/13	1,480	1,484
Mount San Antonio, CA, Community College District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/16 - 8/1/17	27,555	18,794
Nebraska Public Power District, Revenue Bonds (FSA),
5.00%, 1/1/12 - 1/1/13	4,360	4,622
New Jersey Economic Development Authority, Revenue Bonds,
Zero Coupon, 4/1/12	625	547
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp., Revenue Bonds,
5.00%, 7/1/27	1,690	1,662

New Jersey State Educational Facilities Authority, Rowan University, Revenue Bonds (AGC),
5.00%, 7/1/27	2,405	2,485
New Mexico Finance Authority, Revenue Bonds,
5.00%, 6/1/25 - 6/1/27	5,115	5,284
New Mexico Finance Authority, Revenue Bonds (MBIA),
5.00%, 6/15/12 - 6/15/15	7,115	7,622
New Orleans, LA, Audubon Commission, General Obligation Bonds (FSA),
5.00%, 10/1/13	1,695	1,803
New York City, NY, General Obligation Bonds,
5.00%, 4/1/27	2,775	2,842
New York City, NY, Industrial Development Agency, Revenue Bonds (FSA),
6.00%, 11/1/15	1,360	1,376
New York Power Authority (MBIA),
5.00%, 11/15/14 - 11/15/15	11,360	12,270
New York State Dormitory Authority, Nonstructured Supported Debt,
Memorial Sloan-Kettering, Revenue Bonds,
5.00%, 7/1/26	11,750	12,142
Noblesville, IN, High School Building Corp., Revenue Bonds (AMBAC),
Zero Coupon, 2/15/19	1,850	1,103
5.00%, 1/10/12 - 7/10/13	4,880	5,182
North Carolina Infrastructure Finance Corp., COP,
General Obligation Bonds (FSA),
5.00%, 5/1/12 - 5/1/13	12,115	12,880
North Carolina Infrastructure Finance Corp., COP,
General Obligation Bonds (AMBAC),
5.00%, 6/1/15	3,750	3,997
North Carolina Municipal Power Agency, Electric Revenue Bonds,
6.63%, 1/1/10	850	888
North Side, IN, High School Building Corp., Revenue Bonds (FSA),
5.25%, 7/15/13	2,910	3,156
North Slope Borough, AK, General Obligation Bonds (MBIA),
Zero Coupon, 6/30/12	2,900	2,476
North Texas Tollway Authority, Revenue Bonds (AGC),
Zero Coupon, 1/1/34 - 1/1/36	41,900	9,580
Northwest Allen County, Middle School Building Corp. (FSA),
5.00%, 7/15/16 - 7/15/19	4,595	4,855
Norwalk-LA Mirada, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25	8,900	3,515
Ohio State, Solid Waste, Revenue Bonds,
4.25%, 4/1/33	700	643
Okemos, MI, Public School District, General Obligation Bonds (MBIA; Q-SBLF),
Zero Coupon, 5/1/15	900	675
Ouachita Parish, LA, West Ouachita Parish School District, Revenue Bonds (MBIA),
4.70%, 9/1/14	1,020	1,042
Pajaro Valley, CA, Unified School District, COP, General Obligation Bonds (FSA),
Zero Coupon, 8/1/27	2,220	829
Palm Beach County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 8/1/11 - 8/1/12	7,770	8,077
Palm Beach County School Board, FL, COP, General Obligation Bonds (MBIA),
5.00%, 8/1/12 - 8/1/13	7,280	7,617
Palomar Pomerado Health (MBIA),
Zero Coupon, 8/1/16 - 8/1/19	11,170	7,085
Pearland, TX, Independent School District, General Obligation Bonds (PSFG),
4.88%, 2/15/19	1,425	1,504
Penn Hills Municipality, PA, General Obligation Bonds,
Zero Coupon, 6/1/12 - 12/1/13	2,115	1,753
Pennsylvania Convention Center Authority, Revenue Bonds (FGIC),
6.70%, 9/1/16	500	572
Pennsylvania State Financing Authority, Aliquippa School District, Revenue Bonds,
Zero Coupon, 6/1/12	685	589
Pennsylvania State Higher Educational Facilities Authority, University Sciences Philadelphia, Revenue Bonds (AGC),
5.00%, 11/1/25 - 11/1/27	7,795	7,976
Pennsylvania State Public School Building Authority, Marple Newtown School District Project, Revenue Bonds (MBIA),
4.60%, 3/1/15	1,065	1,110
4.70%, 3/1/16	715	748

Pennsylvania State Turnpike Commission, Oil Franchise Tax, Revenue Bonds (MBIA),
5.00%, 12/1/27 - 12/1/29	5,075	5,176
Pennsylvania State Turnpike Commission, Revenue Bonds (AGC),
5.00%, 6/1/23 - 6/1/24	3,000	3,158
Pennsylvania State University, Revenue Bonds,
5.00%, 8/15/24 - 8/15/26	5,325	5,517
Philadelphia, PA, Authority for Industrial Development (FGIC),
5.00%, 10/1/11 - 10/1/13	18,040	18,696
Philadelphia, PA, Authority for Industrial Development (FSA),
5.00%, 2/15/15	2,150	2,286
Philadelphia, PA, Water & Wastewater, Revenue Bonds (AMBAC),
5.00%, 8/1/12 - 8/1/13	6,005	6,313
Piedmont Municipal Power Agency, Electric, Revenue Bonds (AGC),
5.00%, 1/1/25	1,945	1,966
Piedmont, SC, Municipal Power Agency, Revenue Bonds (AMBAC),
Zero Coupon, 1/1/31 - 1/1/32	22,300	5,933
Pittsburgh, PA, Stadium Authority Lease Revenue Bonds,
6.50%, 4/1/11	80	85
Pittsburgh, PA, Urban Redevelopment Authority (FGIC),
Zero Coupon, 9/1/26	10,000	3,589
Pittsburgh, PA, Water & Sewer Authority, Water & Sewer System, Revenue Bonds (FSA),
5.00%, 9/1/13	1,000	1,063
Redding, CA, Electric System, Certificate of Participation, Revenue Bonds (FSA),
5.00%, 6/1/24 - 6/1/26	8,575	8,872
Regional Transportation District, CO, COP (AMBAC),
5.00%, 12/1/12 - 12/1/13	14,085	14,818
Rescue Union School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27	2,000	720
Richland County, SC, Revenue Bonds,
6.10%, 4/1/23	725	715
Rincon Valley, CA Union School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/32 - 8/1/35	9,675	2,333
Riverside, CA, Electric Revenue Bonds (MBIA),
5.00%, 10/1/11	1,730	1,816
Robinson Township, PA, Municipal Authority, Revenue Bonds,
6.90%, 5/15/18	40	46
Saginaw, MI, Hospital Financing Authority, Revenue Bonds (MBIA),
5.38%, 7/1/19	1,265	1,300
Sam Rayburn, TX, Municipal Power Agency, Revenue Bonds,
6.00%, 10/1/21	650	660
San Antonio County, TX, Parking System, Revenue Bonds (AMBAC),
5.50%, 8/15/17	700	722
San Diego County, CA, Water Authority, COP, Revenue Bonds (FSA),
5.00%, 5/1/27 - 5/1/28	5,795	5,998
Sanger, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/19 - 2/15/22	4,265	2,344
Santa Ana, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/19 - 8/1/20	5,475	3,042
Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds,
6.63%, 7/1/09	35	36
Seminole County, FL, School Board, COP (AMBAC),
5.00%, 7/1/11 - 7/1/12	6,750	7,045
Spokane County, WA, General Obligation Bonds (MBIA),
5.00%, 12/1/11	1,000	1,058
Spooner, WI, Area School District (AGC),
4.75%, 10/1/24	1,000	1,016
Spring, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 8/15/19	1,760	1,813
State of Mississippi, General Obligation Bonds,
5.00%, 12/1/15 - 12/1/17	19,705	21,336
State of Nevada, General Obligation Bonds (FGIC),
5.00%, 12/1/11 - 12/1/13	13,360	14,161
State of North Carolina, Revenue Bonds (MBIA),
5.00%, 3/1/13	5,120	5,455
State of Texas, Transportation Communications - Mobility Fund, General Obligation Bonds,
5.00%, 4/1/18	4,000	4,308
Steel Valley, PA, Allegheny County School District, General Obligation Bonds,
Zero Coupon, 11/1/11 - 11/1/17	1,820	1,463
Tallahassee Blueprint 2000 Intergovernmental Agency, Revenue Bonds (MBIA),
5.00%, 10/1/13 - 10/1/14	3,105	3,286

Texas State Turnpike Authority, Revenue Bonds (AMBAC),
Zero Coupon, 8/15/18	5,700	3,418
Tobacco Securitization Authority of Northern California, Asset Backed Revenue Bonds, Series A-1,
4.75%, 6/1/23	5,640	5,175
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds,
6.50%, 6/1/26	860	871
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds,
5.50%, 5/15/30	1,350	1,276
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds,
6.00%, 6/1/23	1,525	1,486
Toledo-Lucas County, OH, Port Authority, Revenue Bonds,
6.45%, 12/15/21	900	955
Traverse City, MI, Public Schools (FSA),
5.00%, 5/1/16 - 5/1/19	7,840	8,416
Triborough Bridge & Tunnel Authority, NY, Revenue Bonds (Go of Auth),
4.75%, 11/15/29	2,770	2,779
Union Elementary School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27 - 9/1/28	8,000	2,909
University of Arkansas, Revenue Bonds (FSA),
4.90%, 12/1/19	2,315	2,448
University of Cincinnati, OH, General Obligation Bonds (MBIA),
5.00%, 6/1/19	3,475	3,631
University of Utah, COP, General Obligation Bonds (AMBAC),
5.00%, 12/1/11 - 12/1/13	4,040	4,289
Upper Darby Township, PA, General Obligation Bonds (AMBAC),
Zero Coupon, 7/15/11	525	470
Utah County, UT, Environmental Improvement, Revenue Bonds,
5.05%, 11/1/17	170	174
Victor Elementary School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 2/1/30	2,100	616
Virginia State Peninsula Regional Jail Authority, Regional Jail Facilities, Revenue Bonds (MBIA),
5.00%, 10/1/12 - 10/1/13	2,705	2,853
Warren, MI, Consolidated School District, General Obligation Bonds (Q-SBLF),
4.15%, 5/1/14	1,000	1,025
Washington State Health Care Facilities, (Children’s Hospital) Revenue Bonds (FSA),
4.70%, 10/1/11	1,075	1,090
Washington State Health Care Facilities, (Providence Health) Revenue Bonds (FSA),
5.25%, 10/1/33	3,000	3,044
Washington State Health Care Facilities Authority, Revenue Bonds (AMBAC),
5.13%, 11/15/11	1,000	1,017
Washington State Motor Vehicle Fuel Facilities, General Obligation Bonds (AMBAC),
Zero Coupon, 6/1/14 - 6/1/16	8,160	6,138
Washington State Recreational Facilities, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/17	6,900	4,703
Washoe County, NV, General Obligation Bonds (FSA),
Zero Coupon, 7/1/18	4,235	2,694
Washoe County, NV, School District, School Improvement, General Obligation Bonds,
4.75%, 6/1/26	1,405	1,425
5.00%, 6/1/28	2,250	2,319
Wayne State University, MI, Revenue Bonds (FSA),
5.00%, 11/15/30	6,130	6,264
West Basin, CA, Municipal Water District, Certificate of Participation (AGC),
5.00%, 8/1/24 - 8/1/25	3,340	3,425
West Contra Costa, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25 - 8/1/27	23,200	8,300
West Ottawa Public School District, MI, General Obligation Bonds (Q-SBLF),
5.00%, 5/1/21	850	907
West Virginia School Building Authority (FGIC),
5.00%, 7/1/12	4,300	4,493
West Virginia University, Revenue Bonds (AMBAC),
Zero Coupon, 4/1/22 - 4/1/24	2,000	933
Westfield High School Building Corp, IN, Revenue Bonds (FSA),
5.00%, 1/10/13	1,285	1,368
Will County, IL, Community High School District No. 210, Lincoln Way School Building, General Obligation Bonds (FGIC),
5.00%, 1/1/11	1,155	1,200
William S Hart Union High School District, CA, General Obligation Bonds (FSA),
Zero Coupon, 9/1/21 - 9/1/28	18,290	8,782
Winnebago County, IL, School District, General Obligation Bonds (FSA),
Zero Coupon, 1/1/14	3,600	2,886

Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
5.63%, 2/15/12	1,000	1,066
Yosemite, CA, Community College District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/22 - 8/1/25	11,455	5,177
Ypsilanti, MI, School District, General Obligation Bonds (FGIC; Q-SBLF),
4.70%, 5/1/12	1,115	1,126
		1,070,981
Total Fixed Income Securities (Cost $1,115,688)		1,095,901

	Shares
Preferred Stocks (3.2%)
Finance (3.2%)
ABN AMRO North American Capital Funding Trust I	(e)5,875	5,717
Citigroup, Inc.	121,000	2,710
Freddie Mac	108,800	3,718
Goldman Sachs Group, Inc.	121,000	2,166
Harborview NIM Corp.	(e)1,748,257	142
International Lease Finance Corp.	31	3,095
JPMorgan Chase & Co.	2,675,000	2,516
Lehman Brothers Holdings, Inc.	103,500	2,106
Merrill Lynch & Co., Inc.	116,000	2,691
Pitney Bowes International Holdings, Inc.	34	3,273
US Bancorp	275,400	5,656
Wachovia Corp.	2,565,000	2,363
Washington Mutual Preferred Funding II LLC	(e)1,800,000	1,420
Wells Fargo Capital XIII	3,010,000	2,995
Total Preferred Stocks (Cost $46,104)		40,568
Short-Term Investments (8.1%)
Investment Companies (8.1%)
Dreyfus Tax Exempt Cash Management Fund	11,814,905	11,815
Morgan Stanley Institutional Liquidity Tax Exempt Portfolio — Institutional Class	(p)89,051,837	89,052
Total Short-Term Investments (Cost $100,867)		100,867
Total Investments + (99.3%) (Cost $1,262,659)		1,237,336
Other Assets in Excess of Liabilities (0.7%)		8,462
Net Assets (100%)		$1,245,798

(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Tax Exempt Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $43,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $928,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $633,738,000 and $557,178,000, respectively.

AGC	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
CIFG	CDC IXIS Financial Guarantee
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GTY AGMT	Guaranty Agreement
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2008.
IO	Interest Only
MBIA	MBIA Insurance Corp.
PAC	Planned Amortization Class
PO	Principal Only
PSFG	Permanent School Fund Guaranteed
Q-SBLF	Qualified State Bond Loan Fund
REMIC	Real Estate Mortgage Investment Conduit
SAVRS	Semi-Annual Variable Rate Security
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,262,659,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $25,323,000 of which $17,763,000 related to appreciated securities and $43,086,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at the period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
10 yr. Note	605	$68,923	Sep-08	$353
5 yr. Swap	3,814	409,290	Sep-08	(655)

Short:
EuroDollar
90 Day	131	31,790	Sep-08	(458)
EuroDollar
CME	128	30,982	Dec-08	(369)
EuroDollar
CME	110	26,587	Mar-09	(296)
EuroDollar
CME	80	19,294	June-09	(196)
EuroDollar
CME	75	18,040	Sep-09	(150)
EuroDollar
CME	65	15,589	Dec-09	(100)
EuroDollar
CME	75	17,952	Mar-10	(93)
EuroDollar
CME	58	13,858	June-10	(58)
EuroDollar
CME	42	10,010	Dec-10	(30)
EuroDollar
CME	50	11,931	Sep-10	(41)
U.S. Treasury
2 yr. Note	2	422	Sep-08	(3)
U.S. Treasury
5 yr. Note	944	104,364	Sep-08	(142)
U.S. Treasury
Short Bond	850	98,255	Sep-08	135
10 yr. Swap	2,601	285,988	Sep-08	(1,555)
				$(3,658)

CME   Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Goldman Sachs
Eli Lily Co., 6.57%, 1/1/6	Buy	$470	0.33%	3/20/13	$(2)
JPMorgan Chase
General Motors Acceptance Corp., 6.88%, 8/28/12	Sell	1,000	4.15	12/20/10	(217)
UBS
Eli Lily Co., 6.57%, 1/1/6	Buy	2,040	0.30	3/20/13	(8)
					$(227)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$14,352	$100
	3 Month LIBOR	Pay	5.07	4/14/18	20,295	(88)
	3 Month LIBOR	Pay	4.98	4/15/18	24,955	(185)
	3 Month LIBOR	Receive	5.82	2/12/23	18,433	(230)
	3 Month LIBOR	Receive	5.47	4/14/23	25,980	(73)
	3 Month LIBOR	Receive	5.38	4/15/23	30,215	(10)
Deutsche Bank	3 Month LIBOR	Receive	4.94	7/1/18	64,610	(35)
	3 Month LIBOR	Pay	5.27	7/1/23	80,945	(125)
Goldman Sachs	3 Month LIBOR	Pay	5.62	2/19/18	34,405	546
	3 Month LIBOR	Pay	5.63	2/28/18	69,280	1,118
	3 Month LIBOR	Pay	6.06	2/19/23	44,515	(849)
	3 Month LIBOR	Receive	6.04	2/25/23	88,885	(1,644)
JPMorgan Chase	3 Month LIBOR	Receive	5.62	5/11/27	84,000	(1,885)
Lehman Brothers	3 Month LIBOR	Receive	5.10	2/2/15	65,000	1,724
Merrill Lynch	3 Month LIBOR	Pay	5.00	4/15/18	33,295	(227)
	3 Month LIBOR	Receive	5.40	4/15/23	42,445	(32)
						$(1,895)

LIBOR   London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

U.S. Mid Cap Value Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2008 (unaudited)

		Value
	Shares	(000)
Common Stocks (93.7%)
Consumer Discretionary (10.6%)
Apollo Group, Inc., Class A	(a)50,171	$2,221
Harley-Davidson, Inc.	55,381	2,008
Macy’s, Inc.	155,700	3,024
Newell Rubbermaid, Inc.	218,510	3,669
O’Reilly Automotive, Inc.	(a)32,900	735
Office Depot, Inc.	(a)317,740	3,476
Orbitz Worldwide, Inc.	(a)190,841	956
		16,089
Consumer Staples (7.5%)
ConAgra Foods, Inc.	152,450	2,939
Estee Lauder Cos., Inc. (The)	124,030	5,761
Rite Aid Corp.	(a)1,689,090	2,686
		11,386
Energy (7.8%)
El Paso Corp.	217,230	4,723
Hess Corp.	26,520	3,347
Newfield Exploration Co.	(a)57,080	3,724
		11,794
Financials (18.3%)
ACE Ltd.	79,247	4,366
Aspen Insurance Holdings Ltd.	140,251	3,320
Capital One Financial Corp.	62,532	2,377
CIT Group, Inc.	237,538	1,617
Hudson City Bancorp, Inc.	180,407	3,009
Invesco Ltd.	174,223	4,178
Marsh & McLennan Cos., Inc.	202,668	5,381
Northern Trust Corp.	52,576	3,605
		27,853
Health Care (8.0%)
Beckman Coulter, Inc.	64,080	4,327
Health Management Associates, Inc., Class A	(a)309,800	2,017
Healthsouth Corp.	(a)303,168	5,042
Owens & Minor, Inc.	18,855	861
		12,247
Industrials (12.3%)
Avery Dennison Corp.	85,300	3,747
Goodrich Corp.	55,830	2,650
Pentair, Inc.	155,720	5,453
Pitney Bowes, Inc.	131,410	4,481
Tata Motors Ltd. ADR	234,416	2,356
		18,687
Information Technology (12.1%)
Diebold, Inc.	131,100	4,665
Flextronics International Ltd.	(a)445,787	4,190
Perot Systems Corp., Class A	(a)332,630	4,993
Zebra Technologies Corp.	(a)137,292	4,481
		18,329
Materials (7.9%)
Domtar Corp.	(a)837,000	4,562
International Flavors & Fragrances, Inc.	85,171	3,327
Valspar Corp.	216,410	4,092
		11,981

Utilities (9.2%)
American Electric Power Co., Inc.	77,690	3,125
DPL, Inc.	104,740	2,763
NRG Energy, Inc.	(a)88,600	3,801
Wisconsin Energy Corp.	96,840	4,379
		14,068
Total Common Stocks (Cost $163,532)		142,434
Short-Term Investment (4.5%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $6,802)	(p)6,802,296	6,802
Total Investments + (98.2%) (Cost $170,334)		149,236
Other Assets in Excess of Liabilities (1.8%)		2,808
Net Assets (100%)		$152,044

(a)	Non-income producing security.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $168,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $65,472,000 and $63,075,000, respectively.

ADR	American Depositary Receipt
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $170,334,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $21,098,000 of which $7,315,000 related to appreciated securities and $28,413,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust
U.S. Small Cap Value Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2008 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.5%)
Auto & Transportation (4.9%)
AAR Corp.	(a)995,171	$13,465
ATC Technology Corp.	(a)392,400	9,135
Forward Air Corp.	212,300	7,345
Pacer International, Inc.	372,700	8,017
		37,962
Consumer Discretionary (16.6%)
AFC Enterprises, Inc.	(a)626,900	5,009
Brink’s Co. (The)	231,500	15,145
Central Garden & Pet Co.	(a)346,564	1,577
Cenveo, Inc.	(a)922,909	9,017
Consolidated Graphics, Inc.	(a)194,600	9,588
Denny’s Corp.	(a)2,624, 180	7,453
Dolan Media Co.	(a)282,022	5,133
IKON Office Solutions, Inc.	1,102,363	12,435
Lin TV Corp., Class A	(a)545,500	3,251
Maidenform Brands, Inc.	(a)268,219	3,621
MAXIMUS, Inc.	949,309	33,055
Sinclair Broadcast Group, Inc., Class A	752,800	5,721
Stage Stores, Inc.	557,295	6,504
Tween Brands, Inc.	(a)68,200	1,122
Viad Corp.	342,560	8,834
		127,465
Energy (3.0%)
Exterran Holdings, Inc.	(a)83,855	5,995
St. Mary Land & Exploration Co.	85,860	5,550
Superior Energy Services, Inc.	(a)204,430	11,272
		22,817
Financial Services (16.4%)
AerCap Holdings N.V.	(a)897,600	11,337
Amirust Financial Services, Inc.	451,584	5,690
Argo Group International Holdings Ltd.	(a)326,400	10,954
Conseco, Inc.	(a)1,063,800	10,553
Employers Holdings, Inc.	521,945	10,804
Greenhill & Co., Inc.	123,500	6,652
Integra Bank Corp.	233,052	1,825
LaSalle Hotel Properties REIT	224,200	5,634
Max Capital Group Ltd.	507,840	10,832
MB Financial, Inc.	133,705	3,004
National Financial Partners Corp.	394,000	7,809
Platinum Underwriters Holdings Ltd.	316,400	10,318
Potlatch Corp. REIT	144,927	6,539
ProAssurance Corp.	(a)282,018	13,568
Provident New York Bancorp., Inc.	515,200	5,698
United America Indemnity Ltd., Class A	(a)344,988	4,612
		125,829
Health Care (12.3%)
Allscripts Healthcare Solutions, Inc.	(a)708,000	8,786
Apria Healthcare Group, Inc.	(a)434,130	8,418
Bio-Rad Laboratories, Inc., Class A	(a)137,734	11,141
Hill-Rom Holdings, Inc.	342,586	9,243
Perrigo Co.	353,983	11,246
PharMerica Corp.	(a)530,300	11,980
Sciele Pharma, Inc.	999,741	19,345
Valeant Pharmaceuticals International	(a)851,100	14,562
		94,721
Materials & Processing (14.7%)
Aecom Technology Corp.	(a)202,800	6,597
Albany International Corp., Class A	324,200	9,402
CIRCOR International, Inc.	186,266	9,125
Corn Products International, Inc.	254,800	12,513
Cytec Industries, Inc.	197,400	10,770
Dayton Superior Corp.	(a)705,100	1,862
Hercules, Inc.	653,035	11,056
Orion Marine Group, Inc.	(a)181,200	2,560

Polypore International, Inc.	(a)245,784	6,226
Quanex Building Products Corp.	76,400	1,135
Rock-Tenn Co., Class A	415,700	12,467
Silgan Holdings, Inc.	168,700	8,560
Stantec, Inc.	(a)312,406	8,057
Zep, Inc.	849,132	12,635
		112,965
Producer Durables (10.0%)
ACCO Brands Corp.	(a)976,767	10,969
Actuant Corp., Class A	317,500	9,953
Belden, Inc.	673,998	22,835
Cognex Corp.	428,300	9,872
General Cable Corp.	(a)74,400	4,527
Moog, Inc., Class A	(a)255,500	9,515
TAL International Group, Inc.	390,002	8,869
		76,540
Technology (14.1%)
Adtran, Inc.	324,900	7,746
Checkpoint Systems, Inc.	(a)477,300	9,966
Cirrus Logic, Inc.	(a)882,547	4,907
Electronics for Imaging	(a)711,200	10,383
Epicor Software Corp.	(a)605,200	4,182
Gartner, Inc.	(a)523,700	10,851
Microsemi Corp.	(a)264,000	6,648
MSC.Software Corp.	(a)1,007,520	11,063
Ness Technologies, Inc.	(a)703,002	7,114
Syniverse Holdings, Inc.	(a)829,150	13,432
Tekelec	(a)1,061,700	15,618
Zebra Technologies Corp.	(a)207,800	6,783
		108,693
Utilities (3.5%)
Avista Corp.	545,421	11,705
Portland General Electric Co.	353,300	7,956
UGI Corp.	242,400	6,959
		26,620
Total Common Stocks (Cost $745,220)		733,612
Investment Company (0.6%)
iShares Russell 2000 Value Index Fund (Cost $4,878)	72,200	4,621
Short-Term Investment (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $39,605)	(p)39,604,970	39,605
Total Investments + (101.2%) (Cost $789,703)		777,838
Liabilities in Excess of Other Assets (-1.2%)		(9,579)
Net Assets (100%)		$768,259

(a)	Non-income producing security.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2008, advisory fees paid were reduced by approximately $41,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $1,501,000. During the period ended June 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $195,703,000 and $191,032,000, respectively.

REIT	Real Estate Investment Trust
+

At June 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $789,703,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $11,865,000 of which $84,544,000 related to appreciated securities and $96,409,000 related to depreciated securities.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and executive director officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund Trust

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 15, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	August 15, 2008